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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-03833

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 576-7000

Date of fiscal year end:                    December 31

Date of reporting period:                    September 30, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended September 30, 2010 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 39.3%†
	Asset-Backed Security 0.1%
	Automobile 0.1%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$165,864	$166,845

	Total Asset-Backed Security (Cost $165,862)		166,845

	Corporate Bonds 9.1%
	Aerospace & Defense 0.1%
	General Dynamics Corp. 2.25%, due 7/15/16	125,000	128,036

	Banks 1.2%
	Bank of America Corp. 5.65%, due 5/1/18	325,000	308,598
	Citigroup, Inc.
	3.953%, due 6/15/16	75,000	74,822
	6.00%, due 8/15/17	150,000	159,185
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	125,000	124,134
	6.00%, due 6/15/20	50,000	51,433
¤	KeyCorp 6.50%, due 5/14/13	275,000	293,334
	Morgan Stanley
	5.50%, due 1/26/20	100,000	91,793
	5.625%, due 9/23/19	125,000	117,259
	Wachovia Bank NA 4.80%, due 11/1/14	440,000	469,498
	Wells Fargo & Co. 3.75%, due 10/1/14	160,000	168,953
			1,859,009
	Beverages 0.4%
	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	350,000	379,296
	4.375%, due 2/15/21	125,000	138,095
	PepsiCo, Inc./NC 3.00%, due 8/25/21	100,000	100,956
			618,347
	Biotechnology 0.1%
	Amgen, Inc. 4.10%, due 6/15/21	175,000	188,367

	Building Materials 0.3%
	CRH America, Inc. 4.125%, due 1/15/16	100,000	100,685
	Masco Corp. 4.80%, due 6/15/15	300,000	290,146
			390,831
	Chemicals 0.1%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	100,000	111,271

	Computers 0.1%
	Hewlett-Packard Co. 2.35%, due 3/15/15	100,000	100,303
	International Business Machines Corp. 1.95%, due 7/22/16	125,000	126,098
			226,401
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	50,004

	Diversified Financial Services 0.1%
	General Electric Capital Corp. 6.00%, due 8/7/19	150,000	168,847

	Electric 1.1%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	275,000	309,776
	Commonwealth Edison Co. 1.95%, due 9/1/16	150,000	148,623
	Duke Energy Corp. 3.35%, due 4/1/15	275,000	286,996
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	60,000	60,800
	Florida Power Corp. 4.55%, due 4/1/20	150,000	168,169
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	250,000	254,306
	4.85%, due 6/1/21	100,000	105,288
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	311,936
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	101,333
			1,747,227

	Environmental Controls 0.1%
	Republic Services, Inc. 3.80%, due 5/15/18	150,000	155,974
	Finance - Auto Loans 0.2%
	American Honda Finance Corp. 1.85%, due 9/19/14 (a)	200,000	200,297
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	75,000	75,643
			275,940
	Finance - Commercial 0.3%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	475,000	478,307

	Finance - Consumer Loans 0.2%
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	205,904
	John Deere Capital Corp. 5.75%, due 9/10/18	75,000	91,070
			296,974
	Finance - Credit Card 0.4%
	American Express Co. 5.50%, due 9/12/16	250,000	279,713
	Capital One Bank USA N.A. 8.80%, due 7/15/19	250,000	294,529
			574,242
	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	444,309

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	50,000	51,656

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	100,202
	5.45%, due 4/10/17	75,000	86,547
			186,749
	Food 0.4%
	Kellogg Co.
	3.25%, due 5/21/18	75,000	78,799
	4.25%, due 3/6/13	225,000	235,169
	Kraft Foods, Inc. 4.125%, due 2/9/16	325,000	346,081
			660,049
	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	291,000	319,957

	Insurance 0.4%
	AON Corp. 3.125%, due 5/27/16	75,000	75,021
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	24,100
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (a)	400,000	432,026
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	114,611
			645,758
	Lodging 0.3%
	Marriott International, Inc. 5.625%, due 2/15/13	100,000	103,942
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	300,000	313,768
			417,710
	Media 0.3%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	75,000	77,387
	NBCUniversal Media LLC
	4.375%, due 4/1/21	175,000	179,749
	5.15%, due 4/30/20	75,000	82,243
	Time Warner Cable, Inc.
	4.00%, due 9/1/21	50,000	48,896
	6.75%, due 7/1/18	75,000	87,274
			475,549
	Mining 0.1%
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	75,000	73,749

	Miscellaneous - Manufacturing 0.2%
	Illinois Tool Works, Inc. 3.375%, due 9/15/21 (a)	25,000	25,618
¤	ITT Corp. 4.90%, due 5/1/14	300,000	327,969
			353,587
	Oil & Gas 0.1%
	Occidental Petroleum Corp. 1.75%, due 2/15/17	150,000	148,872

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	215,000	232,920

	Pipelines 0.2%
	Enterprise Products Operating LLC 4.05%, due 2/15/22	100,000	100,182
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	255,236
			355,418
	Real Estate 0.2%
	ProLogis, L.P. 6.625%, due 5/15/18	325,000	337,019

	Real Estate Investment Trusts 0.4%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	300,000	304,008
	DDR Corp. 4.75%, due 4/15/18	200,000	182,430
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	176,196
			662,634
	Retail 0.2%
	Home Depot, Inc.
	4.40%, due 4/1/21	100,000	108,661
	5.25%, due 12/16/13	250,000	271,864
			380,525
	Telecommunications 0.7%
¤	AT&T, Inc.
	2.40%, due 8/15/16	150,000	151,388
	2.95%, due 5/15/16	200,000	206,380
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	325,000	355,564
	CenturyLink, Inc. 6.45%, due 6/15/21	75,000	69,496
¤	Verizon Communications, Inc. 4.60%, due 4/1/21	250,000	276,335
			1,059,163
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	139,263

	Total Corporate Bonds (Cost $13,610,324)		14,214,664

	Foreign Government Bond 0.1%
	Canada 0.1%
	Province of Ontario 2.30%, due 5/10/16	150,000	155,392
	Total Foreign Government Bond (Cost $149,726)		155,392

	Medium Term Note 0.1%
	Insurance 0.1%
	Prudential Financial, Inc. 3.00%, due 5/12/16	125,000	122,320
	Total Medium Term Note (Cost $124,914)		122,320

	U.S. Government & Federal Agencies 27.3%
	Federal Home Loan Bank 0.1%
	3.625%, due 5/29/13	200,000	210,691

	Federal Home Loan Mortgage Corporation 0.3%
	4.125%, due 9/27/13	350,000	375,664

¤	United States Treasury Notes 26.9%
	0.125%, due 8/31/13	2,320,000	2,314,291
	0.375%, due 7/31/13	2,415,000	2,420,187
	0.50%, due 11/30/12	3,600,000	3,612,938
	0.50%, due 5/31/13	4,557,900	4,577,130
	0.50%, due 8/15/14	305,000	305,787
	0.75%, due 6/15/14	3,300,000	3,331,970
	1.00%, due 1/15/14	3,372,000	3,422,317
	1.00%, due 8/31/16	8,825,000	8,847,063
	1.25%, due 4/15/14	2,035,000	2,079,357
	1.50%, due 8/31/18	2,600,000	2,612,594
	2.125%, due 8/15/21	2,655,000	2,701,887
	2.25%, due 7/31/18	3,600,000	3,799,123
	2.625%, due 8/15/20	200,000	214,203
	3.125%, due 5/15/21	1,404,300	1,558,661
			41,797,508
	Total U.S. Government & Federal Agencies (Cost $41,926,505)		42,383,863

	Yankee Bonds 2.6% (b)
	Banks 1.0%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	50,000	46,157
	Bank of Nova Scotia 1.65%, due 10/29/15 (a)	150,000	151,118
	Credit Suisse/New York NY 5.30%, due 8/13/19	175,000	176,801
	Deutsche Bank AG/London 4.875%, due 5/20/13	250,000	258,362
	HSBC Bank PLC 3.50%, due 6/28/15 (a)	250,000	253,683
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	300,000	310,002
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	150,000	158,504
	UBS AG/Stamford CT 2.25%, due 1/28/14	250,000	243,616
			1,598,243
	Chemicals 0.1%
	Potash Corp. of Saskatchewan, Inc. 3.25%, due 12/1/17	100,000	104,090

	Electric 0.1%
	Hydro Quebec 2.00%, due 6/30/16	150,000	153,083

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	175,000	170,008

	Iron & Steel 0.0%‡
	ArcelorMittal 3.75%, due 3/1/16	50,000	45,975

	Mining 0.2%
	Barrick Gold Corp. 1.75%, due 5/30/14	75,000	75,353
	Rio Tinto Finance USA, Ltd. 2.25%, due 9/20/16	150,000	149,663
	Teck Resources, Ltd. 3.15%, due 1/15/17	50,000	50,294
			275,310
	Oil & Gas 0.5%
	BP Capital Markets PLC
	4.50%, due 10/1/20	75,000	81,234
	5.25%, due 11/7/13	250,000	269,184
	Petroleos Mexicanos 4.875%, due 3/15/15	150,000	157,125
	Total Capital S.A. 2.30%, due 3/15/16	250,000	256,632
			764,175
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	100,000	118,045
	Sanofi S.A.
	2.625%, due 3/29/16	100,000	103,459
	4.00%, due 3/29/21	75,000	81,357
			302,861
	Sovereign 0.0%‡
	Eksportfinans ASA 2.375%, due 5/25/16	75,000	77,527

	Telecommunications 0.4%
	America Movil SAB de C.V. 2.375%, due 9/8/16	200,000	193,400
	British Telecommunications PLC 5.15%, due 1/15/13	100,000	104,582
	France Telecom S.A. 2.75%, due 9/14/16	100,000	99,231
	Telefonica Emisiones SAU 5.134%, due 4/27/20	75,000	69,851
	Vodafone Group PLC 5.625%, due 2/27/17	100,000	114,600
			581,664
	Total Yankee Bonds (Cost $4,013,470)		4,072,936

	Total Long-Term Bonds (Cost $59,990,801)		61,116,020

		Shares	Value
	Common Stocks 58.8%
	Aerospace & Defense 1.5%
	Boeing Co. (The)	4,725	285,910
	General Dynamics Corp.	6,491	369,273
	L-3 Communications Holdings, Inc.	7,028	435,525
	Lockheed Martin Corp.	4,464	324,265
	Northrop Grumman Corp.	7,111	370,910
	Raytheon Co.	7,138	291,730
	United Technologies Corp.	4,669	328,511
			2,406,124
	Agriculture 1.3%
	Altria Group, Inc.	10,890	291,961
	Archer-Daniels-Midland Co.	11,140	276,383
¤	Lorillard, Inc.	6,813	754,199
	Philip Morris International, Inc.	5,689	354,880
	Reynolds American, Inc.	8,826	330,799
			2,008,222
	Airlines 0.1%
	Southwest Airlines Co.	20,336	163,502
	United Continental Holdings, Inc. (c)	2,703	52,384
			215,886
	Apparel 0.2%
	VF Corp.	2,919	354,717

	Auto Manufacturers 0.4%
	Ford Motor Co. (c)	32,640	315,629
	General Motors Co. (c)	15,325	309,258
			624,887
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	10,499	276,859
	TRW Automotive Holdings Corp. (c)	211	6,906
			283,765
	Banks 4.4%
	Bank of America Corp.	44,475	272,187
	Bank of New York Mellon Corp. (The)	19,601	364,383
	BB&T Corp.	13,453	286,953
	Capital One Financial Corp.	6,854	271,624
	Citigroup, Inc.	11,234	287,815
	East West Bancorp, Inc.	17,682	263,639
	Fifth Third Bancorp	5,796	58,540
	First Citizens BancShares, Inc. Class A	1,203	172,679
	First Republic Bank/San Francisco CA (c)	6,462	149,660
	Goldman Sachs Group, Inc. (The)	2,948	278,733
	Huntington Bancshares, Inc.	70,662	339,178
	JPMorgan Chase & Co.	12,268	369,512
¤	KeyCorp	74,734	443,173
	Morgan Stanley	20,454	276,129
	Northern Trust Corp.	14,476	506,370
	PNC Financial Services Group, Inc.	5,934	285,959
	Popular, Inc. (c)	197,508	296,262
	Regions Financial Corp.	112,843	375,767
	State Street Corp.	11,733	377,333
	TCF Financial Corp.	24,193	221,608
	U.S. Bancorp	12,091	284,622
	Wells Fargo & Co.	13,585	327,670
	Zions Bancorp.	23,692	333,346
			6,843,142
	Beverages 0.4%
	Coca-Cola Enterprises, Inc.	13,216	328,814
	Constellation Brands, Inc. Class A (c)	13,076	235,368
			564,182
	Biotechnology 0.2%
	Amgen, Inc.	6,588	362,011
	Bio-Rad Laboratories, Inc. Class A (c)	324	29,409
			391,420
	Chemicals 0.7%
	Camden Property Trust	5,369	296,691
	CF Industries Holdings, Inc.	2,132	263,067
	Dow Chemical Co. (The)	11,926	267,858
	Lyondell Chemical Co.	11,304	276,157
	Rockwood Holdings, Inc. (c)	280	9,433
	WR Grace & Co. (c)	24	799
			1,114,005
	Commercial Services 1.3%
	Aaron's, Inc.	9,556	241,289
	Booz Allen Hamilton Holding Corp. (c)	5,386	80,090
	Career Education Corp. (c)	21,336	278,435
	DeVry, Inc.	102	3,770
	Education Management Corp. (c)	132	1,959
	H&R Block, Inc.	24,610	327,559
	KAR Auction Services, Inc. (c)	2,869	34,743
	R.R. Donnelley & Sons Co.	1,045	14,755
	SAIC, Inc. (c)	15,931	188,145
	Total System Services, Inc.	16,118	272,878
	Towers Watson & Co. Class A	6,229	372,370
	Visa, Inc. Class A	3,115	267,018
			2,083,011
	Computers 1.3%
	Computer Sciences Corp.	9,002	241,704
	Dell, Inc. (c)	25,210	356,721
	DST Systems, Inc.	7,277	318,951
	Hewlett-Packard Co.	16,264	365,127
	Lexmark International, Inc. Class A (c)	2,217	59,926
	Synopsys, Inc. (c)	9,193	223,941
	Western Digital Corp. (c)	17,270	444,184
			2,010,554
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	3,619	320,933
	Procter & Gamble Co. (The)	5,254	331,948
			652,881
	Distribution & Wholesale 0.1%
	Tech Data Corp. (c)	4,004	173,093

	Electric 5.6%
	AES Corp. (The) (c)	23,711	231,419
	Alliant Energy Corp.	10,644	411,710
	Ameren Corp.	14,038	417,911
	American Electric Power Co., Inc.	8,593	326,706
	CMS Energy Corp.	4,149	82,109
¤	Consolidated Edison, Inc.	13,688	780,490
	Constellation Energy Group, Inc.	13,712	521,879
	Dominion Resources, Inc.	5,613	284,972
	DTE Energy Co.	10,833	531,034
	Duke Energy Corp.	16,262	325,077
	Edison International	12,760	488,070
	Exelon Corp.	6,944	295,884
	FirstEnergy Corp.	7,132	320,298
	Integrys Energy Group, Inc.	817	39,722
	MDU Resources Group, Inc.	1,879	36,058
	N.V. Energy, Inc.	26,340	387,461
	NextEra Energy, Inc.	5,980	323,040
	Northeast Utilities	6,767	227,709
	NSTAR	8,273	370,713
	OGE Energy Corp.	1,206	57,635
	Pepco Holdings, Inc.	3,427	64,839
	PG&E Corp.	6,518	275,777
	Pinnacle West Capital Corp.	7,418	318,529
	Progress Energy, Inc.	2,835	146,626
	Public Service Enterprise Group, Inc.	9,575	319,518
	Southern Co.	7,586	321,419
	TECO Energy, Inc.	15,696	268,872
	Xcel Energy, Inc.	20,341	502,219
			8,677,696
	Electrical Components & Equipment 0.0%‡
	Energizer Holdings, Inc. (c)	28	1,860

	Electronics 0.7%
	Garmin, Ltd.	11,932	379,080
	Jabil Circuit, Inc.	6,321	112,450
	Thermo Fisher Scientific, Inc. (c)	6,317	319,893
	Vishay Intertechnology, Inc. (c)	25,516	213,314
			1,024,737
	Engineering & Construction 0.4%
	KBR, Inc.	13,899	328,434
	URS Corp. (c)	9,761	289,511
			617,945
	Entertainment 0.4%
	International Game Technology	22,691	329,700
	Penn National Gaming, Inc. (c)	7,563	251,773
			581,473
	Environmental Controls 0.3%
	Republic Services, Inc.	2,502	70,206
	Waste Connections, Inc.	33	1,116
	Waste Management, Inc.	11,782	383,622
			454,944
	Finance - Credit Card 0.6%
	American Express Co.	6,928	311,067
	Discover Financial Services	24,103	552,923
			863,990
	Finance - Investment Banker/Broker 0.3%
	Interactive Brokers Group, Inc.	16,101	224,287
	Raymond James Financial, Inc.	12,213	317,049
			541,336
	Finance - Other Services 0.5%
	CME Group, Inc.	1,087	267,837
	NASDAQ OMX Group, Inc. (The) (c)	15,329	354,713
	NYSE Euronext	3,720	86,453
			709,003
	Food 2.4%
	ConAgra Foods, Inc.	22,426	543,158
	Dean Foods Co. (c)	38,670	343,003
	General Mills, Inc.	7,219	277,715
	H.J. Heinz Co.	46	2,322
	Hershey Co. (The)	348	20,615
	Hormel Foods Corp.	11,634	314,351
	Kellogg Co.	5,335	283,769
	Kraft Foods, Inc. Class A	8,322	279,453
	Kroger Co. (The)	16,667	366,007
	Safeway, Inc.	24,275	403,693
	Smithfield Foods, Inc. (c)	14,799	288,580
	SUPERVALU, Inc.	17,425	116,050
	Tyson Foods, Inc. Class A	25,721	446,517
			3,685,233
	Forest Products & Paper 0.4%
	Domtar Corp.	5,150	351,075
	MeadWestvaco Corp.	1,009	24,781
	Plum Creek Timber Co., Inc.	6,314	219,159
			595,015
	Gas 0.8%
	Atmos Energy Corp.	11,524	373,954
	CenterPoint Energy, Inc.	27,393	537,451
	NiSource, Inc.	2,420	51,739
	Questar Corp.	9,294	164,597
	Sempra Energy	21	1,081
	UGI Corp.	3,292	86,481
	Vectren Corp.	137	3,710
			1,219,013
	Health Care - Products 1.6%
	Baxter International, Inc.	6,018	337,850
	Cooper Cos., Inc. (The)	4,491	355,463
	Covidien PLC	7,967	351,345
	Hill-Rom Holdings, Inc.	2,618	78,592
	Hologic, Inc. (c)	3,974	60,445
	Johnson & Johnson	5,225	332,885
	Medtronic, Inc.	10,980	364,975
	Zimmer Holdings, Inc. (c)	10,538	563,783
			2,445,338
	Health Care - Services 2.1%
	Aetna, Inc.	9,392	341,399
	AMERIGROUP Corp. (c)	6,453	251,732
	CIGNA Corp.	14,609	612,701
	Coventry Health Care, Inc. (c)	13,850	399,019
	HCA Holdings, Inc. (c)	16,538	333,406
	Humana, Inc.	8,769	637,769
	LifePoint Hospitals, Inc. (c)	115	4,214
	UnitedHealth Group, Inc.	7,626	351,711
	WellPoint, Inc.	5,667	369,942
			3,301,893
	Holding Company - Diversified 0.0%‡
	Leucadia National Corp.	1,782	40,416

	Home Furnishing 0.1%
	Harman International Industries, Inc.	6,735	192,486
	Whirlpool Corp.	757	37,782
			230,268
	Household Products & Wares 0.6%
	Church & Dwight Co., Inc.	5,322	235,232
	Clorox Co. (The)	4,841	321,104
	Kimberly-Clark Corp.	4,599	326,575
			882,911
	Insurance 4.6%
	ACE, Ltd.	5,390	326,634
	Aflac, Inc.	10,229	357,503
	Allied World Assurance Co. Holdings, Ltd.	6,599	354,432
	Allstate Corp. (The)	12,324	291,956
	American Financial Group, Inc.	11,493	357,087
	American International Group, Inc. (c)	12,647	277,602
	American National Insurance Co.	584	40,442
	Arch Capital Group, Ltd. (c)	12,662	413,731
	Berkshire Hathaway, Inc. Class B (c)	4,228	300,357
	Chubb Corp. (The)	5,559	333,484
	Endurance Specialty Holdings, Ltd.	9,378	320,259
	Fidelity National Financial, Inc. Class A	24,615	373,656
	Hartford Financial Services Group, Inc. (The)	29,604	477,809
	Kemper Corp.	5,025	120,399
	Loews Corp.	8,157	281,824
	Marsh & McLennan Cos., Inc.	856	22,718
	MetLife, Inc.	10,463	293,069
	Principal Financial Group, Inc.	21,893	496,314
	Protective Life Corp.	7,813	122,117
	Prudential Financial, Inc.	7,325	343,249
	Reinsurance Group of America, Inc.	5,209	239,354
	StanCorp Financial Group, Inc.	6,755	186,235
	Transatlantic Holdings, Inc.	32	1,553
	Travelers Cos., Inc. (The)	7,704	375,416
	Unum Group	5,876	123,161
	Validus Holdings, Ltd.	13,290	331,187
			7,161,548
	Internet 1.0%
	AOL, Inc. (c)	4,277	51,324
	eBay, Inc. (c)	11,316	333,709
	Expedia, Inc.	12,655	325,866
	IAC/InterActiveCorp (c)	9,905	391,743
	Liberty Media Corp. Interactive Class A (c)	12,061	178,141
	Yahoo!, Inc. (c)	19,078	251,066
			1,531,849
	Investment Company 0.1%
	American Capital Ltd. (c)	33,487	228,381

	Investment Management/Advisory Services 0.2%
	BlackRock, Inc.	1,900	281,219
	Janus Capital Group, Inc.	9,728	58,368
			339,587
	Iron & Steel 0.2%
	Nucor Corp.	8,248	260,967

	Leisure Time 0.2%
	Carnival Corp.	8,960	271,488

	Machinery - Diversified 0.2%
	AGCO Corp. (c)	4,553	157,397
	CNH Global N.V. (c)	5,001	131,226
			288,623
	Media 1.8%
	CBS Corp. Class B	16,932	345,074
	Comcast Corp. Class A	16,963	354,527
	DISH Network Corp. Class A (c)	13,042	326,833
	Gannett Co., Inc.	191	1,820
	Interpublic Group of Cos., Inc. (The)	1,283	9,238
	McGraw-Hill Cos., Inc. (The)	3,480	142,680
	News Corp. Class A	19,977	309,044
	Thomson Reuters Corp.	11,605	313,799
	Time Warner, Inc.	9,389	281,388
	Walt Disney Co. (The)	10,788	325,366
	Washington Post Co. Class B	999	326,643
			2,736,412
	Mining 0.3%
	Alcoa, Inc.	27,868	266,697
	Newmont Mining Corp.	4,464	280,785
			547,482
	Miscellaneous - Manufacturing 1.4%
	3M Co.	4,349	312,215
	Dover Corp.	135	6,291
	General Electric Co.	18,450	281,178
	Harsco Corp.	16,067	311,539
	Illinois Tool Works, Inc.	6,578	273,645
¤	ITT Corp.	12,004	504,168
	Leggett & Platt, Inc.	2,913	57,648
	Parker Hannifin Corp.	235	14,836
	Textron, Inc.	2,224	39,231
	Tyco International, Ltd.	8,446	344,174
			2,144,925
	Office Equipment/Supplies 0.1%
	Pitney Bowes, Inc.	9,349	175,761

	Oil & Gas 4.0%
	Anadarko Petroleum Corp.	4,214	265,693
	Apache Corp.	3,392	272,174
	Chesapeake Energy Corp.	10,777	275,352
	Chevron Corp.	4,033	373,133
	ConocoPhillips	5,807	367,699
	Devon Energy Corp.	5,812	322,217
	Diamond Offshore Drilling, Inc.	4,903	268,390
	ExxonMobil Corp.	5,237	380,363
	Helmerich & Payne, Inc.	1,722	69,913
	Hess Corp.	7,051	369,895
	Marathon Oil Corp.	16,456	355,121
	Marathon Petroleum Corp.	12,293	332,649
	Murphy Oil Corp.	9,314	411,306
	Nabors Industries, Ltd. (c)	17,680	216,757
	Noble Energy, Inc.	2,342	165,814
	Occidental Petroleum Corp.	5,023	359,145
	Patterson-UTI Energy, Inc.	17,817	308,947
	Tesoro Corp. (c)	18,544	361,052
	Unit Corp. (c)	7,021	259,215
	Valero Energy Corp.	31,629	562,364
			6,297,199
	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	5,656	261,081
	National-Oilwell Varco, Inc.	6,819	349,269
	SEACOR Holdings, Inc.	3,964	317,953
			928,303
	Packaging & Containers 0.3%
	Packaging Corp. of America	3,619	84,323
	Sealed Air Corp.	20,756	346,625
			430,948
	Pharmaceuticals 2.0%
	Abbott Laboratories	6,315	322,949
	Bristol-Myers Squibb Co.	9,085	285,087
	Cardinal Health, Inc.	8,701	364,398
	Eli Lilly & Co.	10,064	372,066
	Forest Laboratories, Inc. (c)	17,234	530,635
	Merck & Co., Inc.	10,364	339,006
	Omnicare, Inc.	13,960	355,003
	Pfizer, Inc.	20,803	367,797
	Warner Chilcott PLC Class A (c)	3,285	46,976
	Watson Pharmaceuticals, Inc. (c)	832	56,784
			3,040,701
	Pipelines 0.5%
	Kinder Morgan, Inc./Delaware	12,610	326,473
	ONEOK, Inc.	994	65,644
	Williams Cos., Inc.	12,868	313,207
			705,324
	Real Estate Investment Trusts 3.2%
	American Capital Agency Corp.	3,887	105,338
¤	Annaly Capital Management, Inc.	44,009	731,870
	Apartment Investment & Management Co. Class A	9,583	211,976
	AvalonBay Communities, Inc.	1,492	170,162
	CommonWealth REIT	2,065	39,173
	Douglas Emmett, Inc.	10,898	186,356
	Duke Realty Corp.	31,768	333,564
	Equity Residential	11,785	611,288
	Essex Property Trust, Inc.	1,650	198,066
	Hospitality Properties Trust	16,642	353,309
	Jones Lang LaSalle, Inc.	3,690	191,179
	Liberty Property Trust	1,855	53,999
	Public Storage	2,468	274,812
	Realty Income Corp.	4,248	136,955
	Regency Centers Corp.	221	7,808
	Simon Property Group, Inc.	2,855	313,993
	Taubman Centers, Inc.	6,970	350,661
	UDR, Inc.	14,427	319,414
	Weingarten Realty Investors	14,689	310,966
			4,900,889
	Retail 3.8%
	American Eagle Outfitters, Inc.	16,439	192,665
	Best Buy Co., Inc.	1,435	33,436
	Big Lots, Inc. (c)	3,568	124,273
	BJ's Wholesale Club, Inc. (c)	7,038	360,627
	Brinker International, Inc.	2,911	60,898
	Chico's FAS, Inc.	24,596	281,132
	CVS Caremark Corp.	9,429	316,626
	Dillard's, Inc. Class A	7,145	310,665
	DSW, Inc. Class A	334	15,424
	Foot Locker, Inc.	18,923	380,163
	GameStop Corp. Class A (c)	13,726	317,071
	Gap, Inc. (The)	27,833	452,008
	Home Depot, Inc. (The)	9,544	313,711
	J.C. Penney Co., Inc.	3,965	106,183
	Kohl's Corp.	7,861	385,975
	Lowe's Cos., Inc.	18,399	355,837
	Macy's, Inc.	10,220	268,990
	PVH Corp.	461	26,849
	RadioShack Corp.	4,357	50,628
	Target Corp.	7,387	362,258
	Wal-Mart Stores, Inc.	6,335	328,786
	Walgreen Co.	10,404	342,188
	Wendy's Co. (The)	55,906	256,609
	Williams-Sonoma, Inc.	10,737	330,592
			5,973,594
	Savings & Loans 0.0%‡
	New York Community Bancorp, Inc.	1,107	13,173

	Semiconductors 1.4%
	Applied Materials, Inc.	30,390	314,536
	Fairchild Semiconductor International, Inc. (c)	18,632	201,226
	Intel Corp.	16,382	349,428
	LSI Corp. (c)	57,147	296,021
	Micron Technology, Inc. (c)	73,873	372,320
	Teradyne, Inc. (c)	29,666	326,623
	Texas Instruments, Inc.	11,823	315,083
			2,175,237
	Software 0.3%
	Activision Blizzard, Inc.	37,379	444,810

	Telecommunications 2.1%
	Amdocs, Ltd. (c)	6,836	185,392
¤	AT&T, Inc.	11,555	329,549
	CenturyLink, Inc.	8,409	278,506
	Cisco Systems, Inc.	23,256	360,236
	Corning, Inc.	26,059	322,089
	EchoStar Corp. Class A (c)	13,664	308,943
	Motorola Solutions, Inc.	7,719	323,426
	Sprint Nextel Corp. (c)	114,160	347,046
	T.W. telecom, Inc. (c)	9,627	159,038
	Telephone and Data Systems, Inc.	11,946	253,853
	United States Cellular Corp. (c)	831	32,949
¤	Verizon Communications, Inc.	10,117	372,306
			3,273,333
	Textiles 0.1%
	Cintas Corp.	4,114	115,768

	Transportation 1.1%
	Con-Way, Inc.	8,199	181,444
	FedEx Corp.	4,782	323,646
	Kirby Corp. (c)	4,727	248,829
	Norfolk Southern Corp.	5,900	360,018
	Ryder System, Inc.	8,556	320,936
	Union Pacific Corp.	3,872	316,226
			1,751,099
	Total Common Stocks (Cost $100,118,003)		91,336,361

	Exchange Traded Funds 1.4% (d)
¤	S&P 500 Index - SPDR Trust Series 1	9,934	1,124,231
¤	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	7,313	1,039,397
	Total Exchange Traded Funds (Cost $2,191,424)		2,163,628

		Principal Amount	Value
	Short-Term Investment 0.5%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $785,010 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $810,000 and a Market Value of $810,467)	$785,009	785,009

	Total Short-Term Investment (Cost $785,009)		785,009

	Total Investments (Cost $163,085,237) (e)	100.0%	155,401,018
	Other Assets, Less Liabilities	0.0 ‡	69,008
	Net Assets	100.0%	$155,470,026

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(c)	Non-income producing security.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At September 30, 2011, cost is $163,768,832 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$5,237,918
Gross unrealized depreciation	(13,605,732)
Net unrealized depreciation	$(8,367,814)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$166,845	$—	$166,845
Corporate Bonds	—	14,214,664	—	14,214,664
Foreign Government Bond	—	155,392	—	155,392
Medium Term Note	—	122,320	—	122,320
U.S. Government & Federal Agencies	—	42,383,863	—	42,383,863
Yankee Bonds	—	4,072,936	—	4,072,936
Total Long-Term Bonds	—	61,116,020	—	61,116,020
Common Stocks	91,336,361	—	—	91,336,361
Exchange Traded Funds	2,163,628	—	—	2,163,628
Short-Term Investment
Repurchase Agreement	—	785,009	—	785,009
Total Investments in Securities	$93,499,989	$61,901,029	$—	$155,401,018

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio

Portfolio of Investments ††† September 30, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.2%†
	Asset-Backed Securities 2.2%
	Automobile 0.4%
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	$1,000,000	$1,022,348
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	995,186	1,001,070
	Navistar Financial Corp. Owner Trust Series 2010-B, Class A2 0.81%, due 1/18/13 (a)	758,742	758,608
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	1,000,000	1,004,361
			3,786,387
	Diversified Financial Services 0.2%
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	1,509,346	1,582,976

	Home Equity 1.4%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.33%, due 4/25/32	402,145	396,298
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	630,243	603,170
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	248,200	248,281
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	516,805	512,602
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	323,992	231,474
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (c)	1,146,938	738,963
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (c)	572,767	393,198
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 5.623%, due 2/25/37	1,000,000	546,251
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	268,684
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,297,787	1,306,470
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3 5.532%, due 11/25/36	1,000,000	855,966
	Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	525,263
	Series 2006-WF1, Class A6 6.00%, due 7/25/36	875,554	453,290
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	1,838,036	1,092,227
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (c)	2,065,980	1,997,395
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	513,112	513,299
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	1,357,771	1,217,560
			11,900,391
	Student Loans 0.2%
	CNH Equipment Trust Series 2010-C, Class A3 1.17%, due 5/15/15	1,000,000	1,002,193
	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 2.12%, due 2/1/16	723,313	740,314
			1,742,507
	Total Asset-Backed Securities (Cost $22,123,591)		19,012,261

	Corporate Bonds 17.8%
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 3.00%, due 3/28/16 (a)	1,000,000	1,005,509

	Banks 2.4%
	American Express Bank FSB 6.00%, due 9/13/17	750,000	843,408
¤	Bank of America Corp.
	3.70%, due 9/1/15	4,025,000	3,709,629
	5.625%, due 7/1/20	925,000	851,982
	5.65%, due 5/1/18	425,000	403,552
	Citigroup, Inc.
	3.953%, due 6/15/16	1,550,000	1,546,313
	6.00%, due 8/15/17	2,000,000	2,122,470
	Goldman Sachs Group, Inc. (The)
	5.375%, due 3/15/20	850,000	844,114
	6.15%, due 4/1/18	1,250,000	1,295,345
	6.25%, due 2/1/41	550,000	534,830
	JPMorgan Chase & Co. 4.40%, due 7/22/20	2,525,000	2,554,638
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	800,000	841,044
	KeyCorp 6.50%, due 5/14/13	1,500,000	1,600,002
	Morgan Stanley
	5.50%, due 1/26/20	800,000	734,340
	5.625%, due 9/23/19	800,000	750,457
	Wachovia Bank NA 4.80%, due 11/1/14	1,050,000	1,120,393
	Wells Fargo & Co. 3.75%, due 10/1/14	950,000	1,003,158
			20,755,675
	Beverages 0.7%
¤	Anheuser-Busch InBev Worldwide, Inc.
	4.125%, due 1/15/15	3,500,000	3,792,960
	6.375%, due 1/15/40	1,000,000	1,327,571
	PepsiCo, Inc./NC 3.00%, due 8/25/21	1,325,000	1,337,667
			6,458,198
	Building Materials 0.5%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	679,627
	Masco Corp. 4.80%, due 6/15/15	3,500,000	3,385,036
			4,064,663
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	1,200,000	1,335,247

	Commercial Services 0.0%‡
	McKesson Corp. 5.25%, due 3/1/13	375,000	396,892

	Computers 0.3%
	Hewlett-Packard Co. 4.375%, due 9/15/21	500,000	507,942
	International Business Machines Corp. 1.95%, due 7/22/16	2,200,000	2,219,329
			2,727,271
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	1,000,000	1,000,088

	Diversified Financial Services 0.5%
	American Honda Finance Corp. 2.60%, due 9/20/16 (a)	1,500,000	1,506,387
	General Electric Capital Corp.
	5.625%, due 5/1/18	2,000,000	2,186,378
	5.875%, due 1/14/38	1,000,000	1,024,967
			4,717,732
	Electric 2.9%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,130,065
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,381,980
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	632,916
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,408,071
	Commonwealth Edison Co. 1.95%, due 9/1/16	1,750,000	1,733,940
	Dominion Resources, Inc./VA 4.90%, due 8/1/41	1,300,000	1,345,657
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,556,246
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	820,000	830,930
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	523,430
	Florida Power Corp. 4.55%, due 4/1/20	1,700,000	1,905,919
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	2,000,000	2,034,450
	4.85%, due 6/1/21	725,000	763,339
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,122,968
	Nisource Finance Corp. 5.40%, due 7/15/14	890,000	963,819
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,099,560
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,013,327
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,842,620
			25,289,237
	Environmental Controls 0.2%
	Republic Services, Inc. 5.70%, due 5/15/41	1,250,000	1,415,986

	Finance - Auto Loans 0.1%
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	825,000	832,073

	Finance - Credit Card 0.4%
	American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,641,922
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,875,000	2,208,966
			3,850,888
	Finance - Leasing Companies 0.1%
	Boeing Capital Corp. 2.90%, due 8/15/18	1,025,000	1,058,944

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 5.45%, due 4/10/17	500,000	576,979

	Food 0.7%
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,529,055
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,336,817
	Safeway, Inc. 6.25%, due 3/15/14	1,750,000	1,947,685
			5,813,557
	Gas 0.3%
	KeySpan Gas East Corp. 5.819%, due 4/1/41 (a)	2,000,000	2,428,396

	Insurance 1.2%
	AON Corp. 3.125%, due 5/27/16	1,350,000	1,350,373
	Lincoln National Corp. 4.85%, due 6/24/21	650,000	626,614
	Metropolitan Life Global Funding I
	3.125%, due 1/11/16 (a)	1,325,000	1,365,991
	5.125%, due 6/10/14 (a)	2,700,000	2,916,173
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,769,012
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,031,499
			10,059,662
	Lodging 0.4%
	Marriott International, Inc. 5.625%, due 2/15/13	940,000	977,058
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	2,650,000	2,771,616
			3,748,674
	Machinery - Diversified 0.2%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,370,675

	Media 1.3%
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	841,612
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21	650,000	667,489
	NBCUniversal Media LLC
	4.375%, due 4/1/21	1,800,000	1,848,845
	5.15%, due 4/30/20	1,000,000	1,096,581
	News America, Inc. 6.40%, due 12/15/35	2,500,000	2,707,197
	Time Warner Cable, Inc.
	4.00%, due 9/1/21	1,150,000	1,124,606
	6.75%, due 7/1/18	1,425,000	1,658,210
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	1,098,437
			11,042,977
	Mining 0.2%
	Alcoa, Inc. 6.15%, due 8/15/20	425,000	430,517
	Rio Tinto Finance USA, Ltd. 3.50%, due 11/2/20	1,000,000	983,318
			1,413,835
	Miscellaneous - Manufacturing 0.4%
	Illinois Tool Works, Inc. 4.875%, due 9/15/41 (a)	1,325,000	1,475,242
	ITT Corp. 4.90%, due 5/1/14	2,250,000	2,459,763
			3,935,005
	Oil & Gas 0.8%
	ConocoPhillips 5.90%, due 5/15/38	1,500,000	1,845,261
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	617,600
	Noble Energy, Inc. 6.00%, due 3/1/41	1,350,000	1,507,317
	Occidental Petroleum Corp. 3.125%, due 2/15/22	650,000	649,815
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,165,000
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	590,906
			7,375,899
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,581,687

	Pharmaceuticals 0.2%
	Merck & Co., Inc. 5.95%, due 12/1/28	1,200,000	1,519,439

	Pipelines 0.3%
	Enterprise Products Operating LLC 4.05%, due 2/15/22	1,825,000	1,828,327
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	424,605
			2,252,932
	Real Estate 0.2%
	ProLogis, L.P. 6.625%, due 5/15/18	2,000,000	2,073,962

	Real Estate Investment Trusts 0.7%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	2,809,037
	DDR Corp. 4.75%, due 4/15/18	2,000,000	1,824,296
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,373,296
			6,006,629
	Regional (State & Province) 0.2%
	Province of Ontario Canada 1.60%, due 9/21/16	1,650,000	1,646,238

	Retail 0.2%
	Home Depot, Inc. 5.95%, due 4/1/41	1,000,000	1,189,343
	Wal-Mart Stores, Inc. 5.00%, due 10/25/40	750,000	857,024
			2,046,367
	Telecommunications 1.2%
	AT&T, Inc.
	5.35%, due 9/1/40	1,000,000	1,045,303
	5.55%, due 8/15/41	2,500,000	2,691,545
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,998,812
	CenturyLink, Inc. 6.45%, due 6/15/21	2,525,000	2,339,705
	Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,698,126
			10,773,491
	Transportation 0.3%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	1,000,000	1,176,447
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,654,918
			2,831,365
	Trucking & Leasing 0.2%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,077,909
	Total Corporate Bonds (Cost $145,247,037)		155,484,081

	Medium Term Notes 0.3%
	Banks 0.1%
	Morgan Stanley 6.625%, due 4/1/18	600,000	595,237

	Insurance 0.2%
	Prudential Financial, Inc. 3.00%, due 5/12/16	2,325,000	2,275,150
	Total Medium Term Notes (Cost $2,936,066)		2,870,387

	Mortgage-Backed Securities 2.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	735,240	453,268
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,024,897
	Series 2006-PW11, Class A3 5.62%, due 3/11/39 (d)	1,000,000	1,060,950
	Series 2006-PW11, Class AM 5.62%, due 3/11/39 (d)	500,000	492,815
	Series 2006-PW12, Class AAB 5.878%, due 9/11/38 (d)	951,329	1,003,325
	Series 2007-PW16, Class A4 5.905%, due 6/11/40 (d)	1,700,000	1,813,140
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,025,234
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.75%, due 2/15/39 (c)	2,300,000	2,203,699
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13, Class A4 5.456%, due 1/12/43 (d)	1,170,000	1,244,166
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,045,780
	Merrill Lynch Mortgage Trust Series 2005-LC1, Class A3 5.289%, due 1/12/44 (c)	2,500,000	2,538,132
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49 (d)	2,080,000	2,218,127
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.479%, due 9/25/36 (d)	1,000,000	730,386
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	1,875,702	888,393
	Total Mortgage-Backed Securities (Cost $20,832,817)		20,742,312

	U.S. Government & Federal Agencies 72.6%
¤	Federal Home Loan Mortgage Corporation 0.9%
	4.75%, due 1/19/16	2,000,000	2,308,772
	5.50%, due 7/18/16	4,000,000	4,795,252
	5.50%, due 2/1/40	676,288	732,864
			7,836,888
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.9%
	3.158%, due 5/1/41 (c)	529,066	551,593
	4.00%, due 3/1/15	476,362	494,753
	4.00%, due 7/1/23	960,586	1,012,746
	4.00%, due 4/1/26	477,469	503,097
	4.00%, due 1/1/31	970,292	1,026,589
	4.00%, due 1/1/40 TBA (e)	11,300,000	11,826,156
	4.50%, due 4/1/22	506,716	541,910
	4.50%, due 4/1/23	120,433	128,064
	4.50%, due 6/1/24	281,244	298,801
	4.50%, due 7/1/24	648,225	688,690
	4.50%, due 5/1/25	1,271,702	1,351,882
	4.50%, due 4/1/31	974,320	1,035,956
	4.50%, due 9/1/35	870,271	925,936
	4.50%, due 9/1/38	693,575	735,501
	4.50%, due 2/1/39	1,275,212	1,352,495
	4.50%, due 4/1/39	1,265,689	1,340,615
	4.50%, due 6/1/39	2,422,222	2,565,612
	4.50%, due 11/1/39	6,826,470	7,230,583
	4.50%, due 12/1/39	888,507	941,104
	4.50%, due 2/1/40	399,112	422,739
	4.50%, due 4/1/40	839,729	889,439
	4.50%, due 8/1/40	831,573	880,930
	4.50%, due 9/1/40	2,855,151	3,024,617
	4.50%, due 11/1/40	3,943,486	4,177,548
	5.00%, due 3/1/23	57,987	62,451
	5.00%, due 6/1/23	618,196	664,235
	5.00%, due 8/1/23	92,906	99,825
	5.00%, due 7/1/24	517,638	557,482
	5.00%, due 6/1/30	953,653	1,025,186
	5.00%, due 8/1/35	482,157	519,453
	5.00%, due 8/1/37	2,149,956	2,310,890
	5.00%, due 9/1/38	201,495	216,357
	5.00%, due 2/1/39	2,547,878	2,735,811
	5.00%, due 3/1/40	4,167,071	4,478,994
	5.00%, due 4/1/40	843,798	906,960
	5.00%, due 2/1/41	2,849,984	3,067,325
	5.50%, due 12/1/18	426,503	462,204
	5.50%, due 9/1/21	501,164	542,489
	5.50%, due 9/1/22	450,095	488,615
	5.50%, due 9/1/37	4,694,573	5,095,371
	5.50%, due 8/1/38	2,107,218	2,283,500
	5.50%, due 10/1/38	1,901,894	2,061,000
	5.50%, due 12/1/38	5,293,651	5,736,498
	5.50%, due 1/1/39	1,649,807	1,790,659
	6.00%, due 7/1/21	1,286,269	1,407,141
	6.00%, due 8/1/36	2,186,778	2,406,617
	6.00%, due 2/1/37	327,426	360,342
	6.00%, due 9/1/37	2,099,914	2,306,427
	6.00%, due 11/1/37	946,538	1,039,624
	6.00%, due 12/1/37	3,722,124	4,088,547
	6.00%, due 10/1/38	30,798	33,803
	6.50%, due 7/1/17	94,330	103,370
	6.50%, due 11/1/35	170,744	191,632
	6.50%, due 8/1/37	278,441	309,719
	6.50%, due 11/1/37	571,730	635,954
	6.50%, due 9/1/39	1,532,482	1,704,630
	7.00%, due 1/1/33	848,297	981,602
	7.00%, due 9/1/33	234,097	271,077
			94,893,146
¤	Federal National Mortgage Association 0.8%
	2.75%, due 3/13/14	6,600,000	6,955,522
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.2%
	3.50%, due 11/1/25 TBA (e)	15,300,000	15,974,156
	3.50%, due 11/1/40	864,796	889,334
	4.00%, due 8/1/18	2,000,000	2,129,569
	4.00%, due 10/1/20	488	519
	4.00%, due 3/1/22	259,990	275,167
	4.00%, due 4/1/24	3,999,999	4,221,637
	4.00%, due 12/1/24	325,223	343,243
	4.00%, due 12/1/25	4,620,477	4,879,383
	4.00%, due 4/1/31	1,478,261	1,564,323
	4.00%, due 1/1/40 TBA (e)	8,400,000	8,804,250
	4.00%, due 9/1/40	822,547	863,237
	4.00%, due 10/1/40	2,848,004	2,988,892
	4.00%, due 11/1/40	3,259,190	3,420,418
	4.50%, due 5/1/24	3,858,559	4,113,960
	4.50%, due 4/1/31	1,470,118	1,564,833
	4.50%, due 4/1/39	4,300,300	4,567,948
	4.50%, due 5/1/39 TBA (e)	1,200,000	1,272,937
	4.50%, due 3/1/40	3,431,031	3,644,576
	4.50%, due 8/1/40	3,000,298	3,187,035
	4.50%, due 9/1/40	187,989	199,689
	4.50%, due 4/1/41	3,499,900	3,717,732
	4.50%, due 6/1/41	3,280,121	3,484,274
	4.50%, due 9/1/41	1,000,000	1,062,240
	5.00%, due 12/1/23	2,368,982	2,548,367
	5.00%, due 4/1/31	973,359	1,049,079
	5.00%, due 3/1/34	1,593,333	1,752,136
	5.00%, due 4/1/34	3,763,153	4,138,213
	5.00%, due 4/1/35	789,225	852,716
	5.00%, due 2/1/36	1,752,437	1,892,048
	5.00%, due 5/1/37	6,403	6,900
	5.00%, due 2/1/38	722,452	777,975
	5.00%, due 3/1/38	538,589	585,873
	5.00%, due 4/1/38	1,224,961	1,319,104
	5.00%, due 5/1/38	7,913,869	8,522,082
	5.00%, due 7/1/38	881,269	958,593
	5.50%, due 5/1/16	30,140	32,306
	5.50%, due 1/1/21	13,757	14,953
	5.50%, due 12/1/21	41,178	44,682
	5.50%, due 1/1/22	306,952	333,073
	5.50%, due 2/1/22	15,081	16,356
	5.50%, due 7/1/35	224,169	244,743
	5.50%, due 4/1/36	524,425	571,492
	5.50%, due 2/1/37	2,495,808	2,718,786
	5.50%, due 8/1/37	1,183,973	1,292,640
	5.50%, due 2/1/38	815,272	886,022
	5.50%, due 3/1/38	3,683,878	4,003,568
	5.50%, due 4/1/38	788,585	858,005
	5.50%, due 7/1/38	806,143	876,101
	5.50%, due 11/1/39	1,314,519	1,428,595
	6.00%, due 1/1/36	7,673	8,451
	6.00%, due 3/1/36	377,130	415,338
	6.00%, due 10/1/38	4,470,538	4,913,093
	6.00%, due 12/1/38	3,879,296	4,261,406
	6.50%, due 10/1/36	598,333	665,801
	6.50%, due 1/1/37	1,076,138	1,197,484
	6.50%, due 8/1/37	151,920	168,480
	6.50%, due 10/1/37	631,991	700,885
	7.00%, due 9/1/37	191,921	220,413
	7.00%, due 10/1/37	8,863	10,178
	7.00%, due 11/1/37	20,067	23,046
	7.50%, due 7/1/28	71,169	82,815
			123,561,150
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.8%
	3.50%, due 10/15/40	495,528	518,921
	4.00%, due 8/1/40 TBA (e)	4,400,000	4,705,250
	4.00%, due 6/20/41	3,475,003	3,723,364
	4.50%, due 5/15/39	4,333,187	4,724,644
	4.50%, due 9/1/39 TBA (e)	8,500,000	9,234,453
	4.50%, due 2/15/40	878,040	955,441
	4.50%, due 5/15/40	874,387	951,466
	4.50%, due 6/15/40	932,731	1,014,954
	4.50%, due 6/20/40	2,884,439	3,131,496
	4.50%, due 4/20/41	980,931	1,064,950
	5.00%, due 1/15/39	315,702	347,047
	5.00%, due 3/15/39	2,517,594	2,767,562
	5.00%, due 8/15/39	324,509	356,729
	5.00%, due 10/15/39	858,906	944,186
	5.00%, due 7/15/40	1,649,057	1,812,790
	5.00%, due 9/15/40	654,415	719,391
	5.00%, due 9/20/40	7,663,630	8,428,713
	5.50%, due 1/20/35	24,207	26,979
	5.50%, due 7/15/35	252,544	280,096
	5.50%, due 8/15/35	283,562	314,497
	5.50%, due 5/15/36	303,425	335,864
	5.50%, due 7/15/36	191,320	211,773
	5.50%, due 6/15/38	493,552	545,699
	5.50%, due 8/15/38	635,260	702,380
	5.50%, due 1/15/39	283,860	313,851
	5.50%, due 3/20/39	2,662,216	2,936,679
	5.50%, due 7/15/39	752,633	832,292
	5.50%, due 12/15/39	257,980	285,291
	6.00%, due 1/15/36	555,842	621,084
	6.00%, due 11/15/37	272,160	303,850
	6.00%, due 12/15/37	1,765,878	1,971,632
	6.00%, due 9/15/38	1,688,786	1,884,898
	6.00%, due 10/15/38	880,146	982,354
	6.50%, due 1/15/36	332,798	378,722
	6.50%, due 3/15/36	237,985	271,644
	6.50%, due 6/15/36	333,870	379,943
	6.50%, due 9/15/36	80,591	91,874
	6.50%, due 7/15/37	328,644	373,535
	7.00%, due 7/15/31	76,821	90,068
			59,536,362
¤	United States Treasury Bonds 4.3%
	3.75%, due 8/15/41	1,500,000	1,746,630
	4.25%, due 11/15/40	7,000,000	8,851,717
	4.375%, due 5/15/41	13,890,000	17,944,213
	4.75%, due 2/15/41	4,370,000	5,971,194
	6.25%, due 8/15/23	2,000,000	2,850,624
			37,364,378
¤	United States Treasury Notes 34.7%
	0.125%, due 8/31/13	41,280,000	41,178,410
	0.25%, due 9/15/14	36,055,000	35,877,610
	0.375%, due 7/31/13	20,920,000	20,964,936
	0.50%, due 11/30/12	10,000,000	10,035,940
	0.50%, due 8/15/14	9,505,000	9,529,523
	0.625%, due 7/15/14	15,280,000	15,373,055
	1.00%, due 8/31/16	62,400,000	62,556,000
	1.25%, due 9/30/15	11,000,000	11,244,068
	1.375%, due 9/30/18	21,000,000	20,898,276
	1.50%, due 7/31/16	8,365,000	8,589,851
	1.50%, due 8/31/18	24,040,000	24,156,450
	2.125%, due 8/15/21	14,560,000	14,817,130
	2.25%, due 7/31/18	8,100,000	8,548,027
	2.625%, due 8/15/20	1,500,000	1,606,524
	3.125%, due 5/15/21	16,095,000	17,864,162
			303,239,962
	Total U.S. Government & Federal Agencies (Cost $620,338,385)		633,387,408

	Yankee Bonds 3.9% (f)
	Banks 1.6%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	1,550,000	1,430,867
	Credit Suisse/New York NY
	5.30%, due 8/13/19	525,000	530,405
	5.40%, due 1/14/20	250,000	240,177
	HSBC Bank PLC
	3.50%, due 6/28/15 (a)	2,450,000	2,486,096
	4.125%, due 8/12/20 (a)	1,300,000	1,287,299
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	4,200,000	4,340,024
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	1,000,000	1,056,692
	UBS AG/Stamford CT 2.25%, due 1/28/14	2,800,000	2,728,496
			14,100,056
	Beverages 0.3%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	2,044,144

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (a)	500,000	485,736
	Credit Suisse A.G./Guernsey 2.60%, due 5/27/16 (a)	575,000	591,980
			1,077,716
	Iron & Steel 0.1%
	ArcelorMittal 5.50%, due 3/1/21	575,000	515,229

	Mining 0.5%
	Barrick Gold Corp. 1.75%, due 5/30/14	1,300,000	1,306,115
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	1,750,000	1,743,063
	Teck Resources, Ltd. 3.15%, due 1/15/17	1,000,000	1,005,873
			4,055,051
	Oil & Gas 0.6%
	BP Capital Markets PLC
	4.50%, due 10/1/20	750,000	812,347
	5.25%, due 11/7/13	1,850,000	1,991,960
	Petroleos Mexicanos 4.875%, due 3/15/15	800,000	838,000
	Total Capital S.A. 2.30%, due 3/15/16	1,500,000	1,539,790
			5,182,097
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	944,363
	Sanofi S.A. 4.00%, due 3/29/21	1,000,000	1,084,753
			2,029,116
	Telecommunications 0.5%
	America Movil SAB de C.V. 2.375%, due 9/8/16	1,900,000	1,837,300
	Deutsche Telekom International Finance B.V. 3.125%, due 4/11/16 (a)	1,000,000	994,867
	France Telecom S.A. 4.125%, due 9/14/21	850,000	844,980
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	238,346
	Telefonica Emisiones SAU 5.134%, due 4/27/20	725,000	675,226
			4,590,719
	Total Yankee Bonds (Cost $32,973,219)		33,594,128
	Total Long-Term Bonds (Cost $844,451,115)		865,090,577

	Short-Term Investments 6.2%
	Other Commercial Paper 5.8%
	Air Products & Chemicals, Inc. 0.06%, due 10/5/11 (a)(g)	9,700,000	9,699,935
	Avon Capital Corp. 0.28%, due 10/20/11 (a)(g)	10,000,000	9,998,522
	Chugach Electric Association I 0.20%, due 10/3/11 (a)(g)	10,000,000	9,999,889
	Florida Power & Light Co. 0.14%, due 10/3/11 (g)	12,364,000	12,363,904
	WGL Holdings, Inc. 0.13%, due 10/4/11 (a)(g)	8,500,000	8,499,908
	Total Other Commercial Paper (Cost $50,562,158)		50,562,158

	Repurchase Agreement 0.4%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $3,430,093 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $3,500,000 and a Market Value of $3,502,020)	3,430,090	3,430,090
	Total Repurchase Agreement (Cost $3,430,090)		3,430,090

	Total Short-Term Investments (Cost $53,992,248)		53,992,248

	Total Investments (Cost $898,443,363) (h)	105.4%	919,082,825

	Other Assets, Less Liabilities	(5.4)	(46,846,975)
	Net Assets	100.0%	$872,235,850

‡	Less than one-tenth of a percent.
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2011 is $4,066,896, which represents 0.5% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(d)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2011.

(e)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2011 is $51,817,202, which represents 5.9% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	At September 30, 2011, cost is $898,749,116 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$27,334,095
Gross unrealized depreciation	(7,000,386)
Net unrealized appreciation	$20,333,709

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$19,012,261	$—	$19,012,261
Corporate Bonds	—	155,484,081	—	155,484,081
Medium Term Notes	—	2,870,387	—	2,870,387
Mortgage-Backed Securities	—	20,742,312	—	20,742,312
U.S. Government & Federal Agencies	—	633,387,408	—	633,387,408
Yankee Bonds	—	33,594,128	—	33,594,128
Total Long-Term Bonds	—	865,090,577	—	865,090,577
Short-Term Investments
Other Commercial Paper	—	50,562,158	—	50,562,158
Repurchase Agreement	—	3,430,090	—	3,430,090
Total Short-Term Investments	—	53,992,248	—	53,992,248
Total Investments in Securities	$—	$919,082,825	$—	$919,082,825

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 100.2%†

Asset-Backed Commercial Paper 0.6%
Straight-A Funding LLC 0.16%, due 11/16/11 (a)(b)	$6,194,000	$6,192,734

Certificates of Deposit 8.1%
Bank of Montreal
0.11%, due 10/17/11	9,650,000	9,650,000
0.14%, due 10/14/11	9,570,000	9,570,000
Bank of Nova Scotia 0.39%, due 3/22/12 (c)	9,525,000	9,525,000
National Australia Bank Ltd.
0.28%, due 12/8/11	9,515,000	9,515,000
0.31%, due 1/9/12	9,525,000	9,525,000
Toronto-Dominion Bank (The) 0.301%, due 9/20/12 (c)	9,570,000	9,570,000
Westpac Banking Corp.
0.32%, due 2/1/12	9,500,000	9,500,000
0.46%, due 3/23/12	9,525,000	9,525,000
		76,380,000

Financial Company Commercial Paper 8.9%
Bank of Nova Scotia 0.01%, due 10/5/11 (b)	7,600,000	7,599,992
General Electric Capital Corp. 0.10%, due 10/13/11 (b)	9,560,000	9,559,681
John Deere Credit Ltd. 0.14%, due 10/5/11 (a)(b)	9,500,000	9,499,852
John Deere Credit, Inc. 0.06%, due 10/6/11 (a)(b)	7,605,000	7,604,937
National Rural Utilities Cooperative Finance Corp.
0.10%, due 10/20/11 (b)	9,500,000	9,499,499
0.10%, due 10/24/11 (b)	6,840,000	6,839,563
0.11%, due 10/3/11 (b)	14,000,000	13,999,914
PACCAR Financial Corp. 0.20%, due 11/15/11 (b)	7,635,000	7,633,091
Royal Bank of Canada 0.04%, due 10/28/11 (b)	9,500,000	9,500,000
Vectren Utility Holdings, Inc. 0.32%, due 10/6/11 (a)(b)	1,791,000	1,790,920
		83,527,449
Government Agency Debt 7.1%
Fannie Mae Discount Note 0.005%, due 11/7/11	22,470,000	22,469,885
Federal Farm Credit Bank
0.11%, due 7/5/12 (c)	9,240,000	9,233,746
0.13%, due 11/4/11 (c)	6,880,000	6,880,000
0.25%, due 1/12/12 (c)	8,320,000	8,320,000
Federal Home Loan Bank 0.18%, due 1/24/12 (c)	6,640,000	6,640,000
Federal National Mortgage Association
0.26%, due 9/17/12 (c)	10,330,000	10,337,329
0.31%, due 9/13/12 (c)	2,695,000	2,697,578
		66,578,538
Other Commercial Paper 43.5%
American Water Capital Corp. 0.35%, due 10/3/11 (a)(b)	3,700,000	3,699,928
Becton, Dickinson & Co. 0.08%, due 10/31/11 (b)	5,995,000	5,994,600
BHP Billiton Finance (USA) Ltd.
0.07%, due 10/7/11 (a)(b)	7,625,000	7,624,911
0.14%, due 11/15/11 (a)(b)	9,000,000	8,998,425
0.15%, due 10/11/11 (a)(b)	13,000,000	12,999,458
Campbell Soup Co.
0.301%, due 12/14/11 (a)(b)	8,130,000	8,124,986
0.401%, due 11/29/11 (a)(b)	6,620,000	6,615,660
Canadian Wheat Board 0.05%, due 11/28/11 (b)	6,030,000	6,029,514
Chevron Corp. 0.04%, due 10/3/11 (b)	12,250,000	12,249,973
Cisco Systems, Inc. 0.08%, due 10/12/11 (a)(b)	3,800,000	3,799,907
Coca-Cola Co. (The)
0.08%, due 11/18/11 (a)(b)	9,500,000	9,498,987
0.11%, due 11/10/11 (a)(b)	9,560,000	9,558,832
0.12%, due 11/17/11 (a)(b)	4,590,000	4,589,281
Danaher Corp. 0.13%, due 10/21/11 (a)(b)	5,745,000	5,744,585
Duke Energy Corp. 0.32%, due 10/11/11 (a)(b)	2,285,000	2,284,797
E.I. du Pont de Nemours & Co.
0.10%, due 10/24/11 (a)(b)	9,515,000	9,514,392
0.17%, due 12/12/11 (a)(b)	3,810,000	3,808,705
Emerson Electric Co.
0.06%, due 10/24/11 (a)(b)	4,195,000	4,194,839
0.07%, due 10/26/11 (a)(b)	4,070,000	4,069,802
Florida Power & Light Co.
0.20%, due 10/18/11 (b)	7,625,000	7,624,280
0.20%, due 10/19/11 (b)	7,980,000	7,979,202
Google, Inc. 0.06%, due 10/21/11 (a)(b)	11,490,000	11,489,617
Henkel of America, Inc.
0.12%, due 10/11/11 (a)(b)	3,000,000	2,999,900
0.14%, due 12/5/11 (a)(b)	3,060,000	3,059,226
0.17%, due 10/4/11 (a)(b)	3,565,000	3,564,949
Hewlett-Packard Co.
0.14%, due 10/3/11 (a)(b)	3,840,000	3,839,970
0.22%, due 1/17/12 (a)(b)	8,420,000	8,414,443
Illinois Tool Works, Inc.
0.06%, due 10/12/11 (a)(b)	9,500,000	9,499,826
0.08%, due 10/3/11 (a)(b)	5,000,000	4,999,978
Johnson & Johnson
0.04%, due 10/5/11 (a)(b)	1,915,000	1,914,991
0.04%, due 10/20/11 (a)(b)	9,570,000	9,569,798
Kellogg Co. 0.22%, due 10/12/11 (a)(b)	3,520,000	3,519,763
McDonald's Corp.
0.08%, due 11/1/11 (a)(b)	7,350,000	7,349,494
0.10%, due 10/18/11 (a)(b)	9,240,000	9,239,564
Nestle Capital Corp. 0.05%, due 10/31/11 (a)(b)	3,825,000	3,824,841
Nestle Finance International Ltd. 0.11%, due 10/21/11 (b)	9,545,000	9,544,417
NextEra Energy Capital Holdings, Inc. 0.37%, due 10/3/11 (a)(b)	3,615,000	3,614,926
NSTAR 0.05%, due 10/3/11 (a)(b)	8,930,000	8,929,975
PepsiCo, Inc.
0.05%, due 12/16/11 (a)(b)	6,370,000	6,369,328
0.07%, due 12/5/11 (a)(b)	3,800,000	3,799,520
0.08%, due 11/22/11 (a)(b)	9,595,000	9,593,891
0.09%, due 10/13/11 (a)(b)	9,240,000	9,239,723
Procter & Gamble Co. (The)
0.10%, due 10/17/11 (a)(b)	3,435,000	3,434,847
0.12%, due 10/4/11 (a)(b)	3,717,000	3,716,963
Procter & Gamble International Funding SCA
0.06%, due 10/19/11 (a)(b)	9,525,000	9,524,714
0.06%, due 10/28/11 (a)(b)	3,430,000	3,429,846
Roche Holdings, Inc. 0.06%, due 10/19/11 (a)(b)	7,660,000	7,659,770
Sanofi 0.12%, due 10/12/11 (a)(b)	6,470,000	6,469,763
Schlumberger Technology Corp.
0.12%, due 11/8/11 (a)(b)	9,570,000	9,568,788
0.13%, due 10/26/11 (a)(b)	9,565,000	9,564,136
South Carolina Electric & Gas Co. 0.385%, due 11/4/11 (b)	3,725,000	3,723,663
Southern Co. Funding Corp. 0.17%, due 10/11/11 (a)(b)	5,836,000	5,835,724
Target Corp.
0.02%, due 10/11/11 (b)	4,565,000	4,564,975
0.05%, due 10/11/11 (b)	9,500,000	9,499,868
United Technologies Corp. 0.06%, due 10/24/11 (a)(b)	17,175,000	17,174,342
W.W. Grainger, Inc. 0.06%, due 10/27/11 (b)	3,800,000	3,799,835
Wal-Mart Stores, Inc. 0.09%, due 11/17/11 (a)(b)	9,595,000	9,593,873
Walt Disney Co. (The)
0.07%, due 12/6/11 (a)(b)	9,500,000	9,498,781
0.11%, due 10/12/11 (a)(b)	12,000,000	11,999,597
		408,442,689
Other Notes 9.6%
Bank of Nova Scotia 0.24%, due 11/16/11	9,610,000	9,610,000
BMW Vehicle Lease Trust Series 2011-1, Class A1 0.289%, due 4/20/12	926,720	926,720
BMW Vehicle Owner Trust Series 2011-A, Class A1 0.306%, due 9/25/12	1,850,000	1,850,000
CarMax Auto Owner Trust Series 2011-1, Class A1 0.334%, due 3/15/12	244,325	244,325
CNH Equipment Trust
Series 2011-A, Class A1 0.336%, due 5/15/12	1,717,199	1,717,199
Series 2011-B, Class A1 0.384%, due 10/12/12	3,960,000	3,960,000
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (a)	2,433,413	2,433,413
Ford Credit Auto Lease Trust Series 2011-A, Class A1 0.261%, due 7/15/12 (a)	2,287,117	2,287,117
Ford Credit Auto Owner Trust Series 2011-B, Class A1 0.219%, due 8/15/12 (a)	993,516	993,516
GE Equipment Midticket LLC Series 2011-1, Class A1 0.427%, due 10/22/12	1,840,000	1,840,000
GE Equipment Small Ticket LLC Series 2011-1A, Class A1 0.383%, due 2/21/12 (a)	361,084	361,084
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	992,533	992,533
Great America Leasing Receivables Series 2011-1, Class A1 0.405%, due 3/15/12 (a)	656,472	656,472
Holmes Master Issuer PLC
Series 2011-3A, Class A1 0.354%, due 7/15/12 (a)(c)	11,490,000	11,490,000
Series 2010-1A, Class A1 0.379%, due 10/15/11 (a)(c)	3,400,000	3,400,000
Huntington Auto Trust Series 2011-1A, Class A1 0.364%, due 9/17/12 (a)	1,685,000	1,685,000
Hyundai Auto Receivables Trust Series 2011-A, Class A1 0.318%, due 2/15/12	86,383	86,383
Inter-American Development Bank
0.05%, due 10/27/11	9,500,000	9,499,657
0.061%, due 10/3/11	3,840,000	3,839,987
International Bank for Reconstruction & Development 0.23%, due 7/25/12 (c)	6,700,000	6,700,000
John Deere Owner Trust Series 2011-A, Class A1 0.306%, due 5/11/12	1,171,616	1,171,616
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (a)	862,329	862,329
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (a)	1,696,713	1,696,713
Nissan Auto Lease Trust Series 2011-B, Class A1 0.35%, due 10/15/12	2,670,000	2,670,000
Nissan Auto Receivables Owner Trust Series 2011-A, Class A1 0.261%, due 4/16/12	1,000,057	1,000,057
Sanofi 0.413%, due 3/28/12 (c)	8,215,000	8,215,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (a)	2,029,463	2,029,463
Toronto-Dominion Bank (The) 0.305%, due 1/12/12 (c)	6,640,000	6,640,000
World Omni Auto Receivables Trust Series 2011-A, Class A1 0.294%, due 3/15/12	463,797	463,797
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A1 0.301%, due 4/16/12	520,361	520,361
		89,842,742
Treasury Debt 12.7%
United States Treasury Notes
0.375%, due 8/31/12	4,000,000	4,004,636
0.375%, due 9/30/12	10,000,000	10,021,570
0.625%, due 6/30/12	9,690,000	9,718,443
0.625%, due 7/31/12	3,450,000	3,461,744
0.75%, due 5/31/12	7,905,000	7,932,368
0.875%, due 1/31/12	29,875,000	29,955,913
0.875%, due 2/29/12	14,785,000	14,831,371
1.00%, due 10/31/11	8,325,000	8,329,768
1.00%, due 12/31/11	14,565,000	14,596,101
1.00%, due 3/31/12	8,470,000	8,502,375
1.00%, due 4/30/12	7,550,000	7,583,004
		118,937,293
Treasury Repurchase Agreements 9.7%
Bank of America N.A.
0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $73,751,061 (Collateralized by United States Government Obligations with rates between 1.25% - 4.625% and maturity dates between 10/31/15-2/15/40, with a Principal Amount of $63,024,100 and a Market Value of $75,226,052)	73,751,000	73,751,000
Deutsche Bank Securities, Inc.
0.03%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $17,112,043 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 11/30/17, with a Principal Amount of $16,369,800 and a Market Value of $17,454,299)	17,112,000	17,112,000

		90,863,000

Total Short-Term Investments (Amortized Cost $940,764,445) (d)	100.2%	940,764,445

Other Assets, Less Liabilities	(0.2)	(1,488,612)
Net Assets	100.0%	$939,275,833

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Asset-Backed Commercial Paper	$—	$6,192,734	$—	$6,192,734
Certificates of Deposit	—	76,380,000	—	76,380,000
Financial Company Commercial Paper	—	83,527,449	—	83,527,449
Government Agency Debt	—	66,578,538	—	66,578,538
Other Commercial Paper	—	408,442,689	—	408,442,689
Other Notes	—	89,842,742	—	89,842,742
Treasury Debt	—	118,937,293	—	118,937,293
Treasury Repurchase Agreements	—	90,863,000	—	90,863,000
Total Investments in Securities	$—	$940,764,445	$—	$940,764,445

The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.
At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 99.5% †
	Aerospace & Defense 2.4%
	General Dynamics Corp.	55,697	$3,168,602
	Goodrich Corp.	5,303	639,966
	ITT Corp.	43,729	1,836,618
	L-3 Communications Holdings, Inc.	19,797	1,226,820
	Lockheed Martin Corp.	10,167	738,531
	Northrop Grumman Corp.	54,786	2,857,638
	Textron, Inc.	31,346	552,944
	United Technologies Corp.	10,703	753,063
			11,774,182
	Air Freight & Logistics 0.3%
	FedEx Corp.	14,183	959,906
	United Parcel Service, Inc. Class B	7,175	453,101
			1,413,007
	Airlines 0.1%
	Southwest Airlines Co.	94,635	760,865

	Automobiles 0.4%
	Harley-Davidson, Inc.	52,274	1,794,566

	Beverages 3.1%
	Coca-Cola Co. (The)	76,962	5,199,553
	Coca-Cola Enterprises, Inc.	77,657	1,932,106
	Constellation Brands, Inc. Class A (a)	33,974	611,532
	Dr. Pepper Snapple Group, Inc.	52,209	2,024,665
	PepsiCo., Inc.	90,102	5,577,314
			15,345,170
	Biotechnology 2.5%
	Amgen, Inc.	75,505	4,149,000
	Biogen Idec, Inc. (a)	38,524	3,588,510
	Cephalon, Inc. (a)	2,507	202,315
	Gilead Sciences, Inc. (a)	101,910	3,954,108
	United Therapeutics Corp. (a)	4,870	182,576
			12,076,509
	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	186,263	3,462,629
	Charles Schwab Corp. (The)	247,461	2,788,885
	Goldman Sachs Group, Inc. (The)	1,270	120,079
	Janus Capital Group, Inc.	7,757	46,542
	Northern Trust Corp.	57,281	2,003,689
	Raymond James Financial, Inc.	5,584	144,961
	State Street Corp.	100,403	3,228,961
			11,795,746
	Chemicals 0.9%
	CF Industries Holdings, Inc.	17,207	2,123,172
	Eastman Chemical Co.	9,293	636,849
	Ecolab, Inc.	5,699	278,624
	Monsanto Co.	17,839	1,071,054
	PPG Industries, Inc.	4,552	321,644
			4,431,343
	Commercial Banks 2.2%
	KeyCorp	225,898	1,339,575
	Regions Financial Corp.	208,560	694,505
¤	Wells Fargo & Co.	341,902	8,246,676
	Zions Bancorp.	43,903	617,715
			10,898,471
	Commercial Services & Supplies 0.6%
	Cintas Corp.	26,529	746,526
	Copart, Inc. (a)	332	12,988
	Waste Connections, Inc.	10,638	359,777
	Waste Management, Inc.	56,385	1,835,896
			2,955,187
	Communications Equipment 2.0%
	Cisco Systems, Inc.	249,165	3,859,566
	Motorola Mobility Holdings, Inc. (a)	69,526	2,626,692
	Motorola Solutions, Inc.	47,017	1,970,012
	QUALCOMM, Inc.	29,716	1,445,089
			9,901,359
	Computers & Peripherals 5.6%
¤	Apple, Inc. (a)	49,661	18,929,780
	Dell, Inc. (a)	240,636	3,404,999
	Hewlett-Packard Co.	140,778	3,160,466
	Lexmark International, Inc. Class A (a)	9,291	251,136
	SanDisk Corp. (a)	4,566	184,238
	Western Digital Corp. (a)	54,341	1,397,651
			27,328,270
	Construction & Engineering 0.5%
	Fluor Corp.	41,648	1,938,714
	KBR, Inc.	15,255	360,476
			2,299,190
	Consumer Finance 0.9%
	American Express Co.	100,404	4,508,140
	Discover Financial Services	7,748	177,739
			4,685,879
	Containers & Packaging 0.0%‡
	Packaging Corp. of America	2,740	63,842
	Rock-Tenn Co. Class A	167	8,130
	Sealed Air Corp.	1,319	22,027
			93,999
	Diversified Consumer Services 0.6%
	Apollo Group, Inc. Class A (a)	28,899	1,144,689
	DeVry, Inc.	14,362	530,820
	H&R Block, Inc.	72,574	965,960
	Sotheby's	12,762	351,848
			2,993,317
	Diversified Financial Services 2.6%
	Bank of America Corp.	107,435	657,502
	Citigroup, Inc.	44,285	1,134,582
¤	JPMorgan Chase & Co.	265,737	8,003,998
	Leucadia National Corp.	1,512	34,292
	Moody's Corp.	47,495	1,446,223
	NASDAQ OMX Group, Inc. (The) (a)	32,944	762,324
	NYSE Euronext	36,062	838,081
			12,877,002
	Diversified Telecommunication Services 3.4%
¤	AT&T, Inc.	322,536	9,198,727
	Verizon Communications, Inc.	206,998	7,617,526
			16,816,253
	Electric Utilities 0.8%
	Duke Energy Corp.	14,565	291,154
	Edison International	15,914	608,711
	FirstEnergy Corp.	38,989	1,750,996
	N.V. Energy, Inc.	19,233	282,917
	Northeast Utilities	12,931	435,128
	Progress Energy, Inc.	8,330	430,828
			3,799,734
	Electrical Equipment 0.1%
	Hubbel, Inc. Class B	5,136	254,437

	Electronic Equipment & Instruments 0.2%
	Jabil Circuit, Inc.	44,686	794,964

	Energy Equipment & Services 1.9%
	Diamond Offshore Drilling, Inc.	9,602	525,614
	Halliburton Co.	35,942	1,096,950
	Helmerich & Payne, Inc.	25,285	1,026,571
	Nabors Industries, Ltd. (a)	68,505	839,871
	National-Oilwell Varco, Inc.	54,069	2,769,414
	Noble Corp. (a)	7,154	209,970
	Oceaneering International, Inc.	11,483	405,809
	Patterson-UTI Energy, Inc.	29,641	513,975
	Schlumberger, Ltd.	28,252	1,687,492
	Superior Energy Services, Inc. (a)	15,276	400,842
			9,476,508
	Food & Staples Retailing 3.7%
	BJ's Wholesale Club, Inc. (a)	10,433	534,587
	Costco Wholesale Corp.	49,779	4,087,852
	CVS Caremark Corp.	25,573	858,741
	Kroger Co. (The)	141,053	3,097,524
	Safeway, Inc.	83,917	1,395,540
	SUPERVALU, Inc.	18,332	122,091
	Wal-Mart Stores, Inc.	82,817	4,298,202
	Walgreen Co.	111,856	3,678,944
			18,073,481
	Food Products 2.0%
	ConAgra Foods, Inc.	97,623	2,364,429
	Dean Foods Co. (a)	43,231	383,459
	Flowers Foods, Inc.	727	14,147
	H.J. Heinz Co.	46,258	2,335,104
	Hershey Co. (The)	22,673	1,343,149
	Hormel Foods Corp.	33,082	893,876
	Kraft Foods, Inc. Class A	10,011	336,169
	Sara Lee Corp.	37,070	606,094
	Smithfield Foods, Inc. (a)	15,893	309,914
	Tyson Foods, Inc. Class A	70,862	1,230,164
			9,816,505
	Gas Utilities 0.2%
	Atmos Energy Corp.	8,527	276,701
	Nicor, Inc.	3,781	207,993
	ONEOK, Inc.	10,929	721,751
			1,206,445
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	6,362	357,163
	C.R. Bard, Inc.	17,875	1,564,778
	Cooper Cos., Inc. (The)	2,285	180,858
	Covidien PLC	63,989	2,821,915
	Medtronic, Inc.	2,396	79,643
	St. Jude Medical, Inc.	48,481	1,754,527
	Zimmer Holdings, Inc. (a)	45,243	2,420,500
			9,179,384
	Health Care Providers & Services 4.0%
	Aetna, Inc.	8,825	320,789
	AMERIGROUP Corp. (a)	4,735	184,712
	AmerisourceBergen Corp.	64,601	2,407,679
	Cardinal Health, Inc.	11,689	489,535
	CIGNA Corp.	9,319	390,839
	Coventry Health Care, Inc. (a)	29,713	856,032
	Humana, Inc.	39,704	2,887,672
	McKesson Corp.	44,882	3,262,921
	Omnicare, Inc.	10,876	276,577
	UnitedHealth Group, Inc.	105,598	4,870,180
	WellPoint, Inc.	55,949	3,652,351
			19,599,287
	Hotels, Restaurants & Leisure 2.0%
	Darden Restaurants, Inc.	32,123	1,373,258
	International Game Technology	70,529	1,024,787
	McDonald's Corp.	20,224	1,776,072
	Panera Bread Co. Class A (a)	344	35,755
	Starbucks Corp.	377	14,058
	Wyndham Worldwide Corp.	3,801	108,367
	Wynn Resorts, Ltd.	18,552	2,134,964
	Yum! Brands, Inc.	71,367	3,524,816
			9,992,077
	Household Durables 0.2%
	Harman International Industries, Inc.	4,867	139,099
	Leggett & Platt, Inc.	33,497	662,905
			802,004
	Household Products 2.0%
	Church & Dwight Co., Inc.	10,790	476,918
	Clorox Co. (The)	1,475	97,837
	Colgate-Palmolive Co.	12,680	1,124,462
	Kimberly-Clark Corp.	32,496	2,307,541
	Procter & Gamble Co. (The)	90,562	5,721,707
			9,728,465
	Industrial Conglomerates 2.2%
	3M Co.	32,095	2,304,100
	General Electric Co.	343,174	5,229,972
	Tyco International, Ltd.	81,837	3,334,858
			10,868,930
	Insurance 2.7%
	ACE, Ltd.	36,300	2,199,780
	Aflac, Inc.	10,828	378,439
	Berkshire Hathaway, Inc. Class B (a)	46,655	3,314,371
	Fidelity National Financial, Inc. Class A	37,276	565,850
	Hartford Financial Services Group, Inc. (The)	105,652	1,705,223
	Principal Financial Group, Inc.	70,365	1,595,174
	Reinsurance Group of America, Inc.	6,626	304,465
	Travelers Cos., Inc. (The)	68,587	3,342,244
			13,405,546
	Internet & Catalog Retail 0.8%
	Amazon.com, Inc. (a)	7,534	1,629,077
	Expedia, Inc.	46,474	1,196,705
	Netflix, Inc. (a)	804	90,981
	Priceline.com, Inc. (a)	1,951	876,896
			3,793,659
	Internet Software & Services 1.3%
	eBay, Inc. (a)	47,497	1,400,687
	Google, Inc. Class A (a)	9,739	5,009,547
	Monster Worldwide, Inc. (a)	15,207	109,186
			6,519,420
	IT Services 4.9%
	Accenture PLC Class A	78,418	4,131,060
	Alliance Data Systems Corp. (a)	9,616	891,403
	Computer Sciences Corp.	36,594	982,549
	Fiserv, Inc. (a)	21,410	1,086,986
	Global Payments, Inc.	15,185	613,322
¤	International Business Machines Corp.	71,911	12,586,582
	SAIC, Inc. (a)	65,919	778,503
	Total System Services, Inc.	38,578	653,126
	Western Union Co. (The)	148,905	2,276,758
			24,000,289
	Leisure Equipment & Products 0.1%
	Polaris Industries, Inc.	13,031	651,159

	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	41,639	1,301,219
	Covance, Inc. (a)	11,471	521,357
	Thermo Fisher Scientific, Inc. (a)	2,011	101,837
			1,924,413
	Machinery 0.6%
	AGCO Corp. (a)	15,921	550,389
	Caterpillar, Inc.	525	38,766
	Dover Corp.	13,275	618,615
	PACCAR, Inc.	40,327	1,363,859
	Parker Hannifin Corp.	686	43,307
	Wabtec Corp.	4,556	240,876
			2,855,812
	Marine 0.1%
	Kirby Corp. (a)	9,968	524,715

	Media 4.0%
	CBS Corp. Class B	141,634	2,886,501
	Comcast Corp. Class A	250,076	5,226,589
	DIRECTV Class A (a)	90,309	3,815,555
	Gannett Co., Inc.	677	6,452
	McGraw-Hill Cos., Inc. (The)	66,763	2,737,283
	News Corp. Class A	657	10,164
	Time Warner Cable, Inc.	53,075	3,326,210
	Walt Disney Co. (The)	42,037	1,267,836
	Washington Post Co. Class B	1,188	388,440
			19,665,030
	Metals & Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.	108,315	3,298,192

	Multi-Utilities 1.0%
	Alliant Energy Corp.	20,138	778,938
	CenterPoint Energy, Inc.	53,122	1,042,254
	Consolidated Edison, Inc.	1,881	107,255
	DTE Energy Co.	40,272	1,974,133
	NSTAR	22,880	1,025,253
	OGE Energy Corp.	3,534	168,890
	Public Service Enterprise Group, Inc.	1,315	43,881
	Xcel Energy, Inc.	74	1,827
			5,142,431
	Multiline Retail 0.5%
	Big Lots, Inc. (a)	16,542	576,158
	Kohl's Corp.	17,370	852,867
	Macy's, Inc.	34,311	903,065
	Target Corp.	101	4,953
			2,337,043
	Oil, Gas & Consumable Fuels 10.2%
	Apache Corp.	1,898	152,296
¤	Chevron Corp.	121,683	11,258,111
	ConocoPhillips	105,102	6,655,059
¤	ExxonMobil Corp.	255,941	18,588,995
	Hess Corp.	11,691	613,310
	HollyFrontier Corp.	39,665	1,040,016
	Marathon Oil Corp.	100,895	2,177,314
	Marathon Petroleum Corp.	72,332	1,957,304
	Murphy Oil Corp.	19,920	879,667
	Occidental Petroleum Corp.	48,609	3,475,543
	Tesoro Corp. (a)	34,253	666,906
	Valero Energy Corp.	135,457	2,408,425
	Williams Cos., Inc.	12,856	312,915
			50,185,861
	Paper & Forest Products 0.1%
	Domtar Corp.	7,738	527,499

	Pharmaceuticals 5.3%
	Abbott Laboratories	51,671	2,642,455
	Bristol-Myers Squibb Co.	631	19,801
	Eli Lilly & Co.	117,937	4,360,131
	Forest Laboratories, Inc. (a)	50,950	1,568,750
	Johnson & Johnson	90,159	5,744,030
	Medicis Pharmaceutical Corp. Class A	12,060	439,949
	Merck & Co., Inc.	67,099	2,194,808
¤	Pfizer, Inc.	514,742	9,100,639
			26,070,563
	Professional Services 0.1%
	Towers Watson & Co. Class A	9,665	577,774

	Real Estate Investment Trusts 0.5%
	American Campus Communities, Inc.	6,553	243,837
	Apartment Investment & Management Co. Class A	15,958	352,991
	Camden Property Trust	755	41,721
	Equity Residential	11,585	600,914
	Essex Property Trust, Inc.	3,231	387,849
	Plum Creek Timber Co., Inc.	76	2,638
	Public Storage	736	81,954
	Rayonier, Inc.	6,932	255,028
	Simon Property Group, Inc.	2,485	273,300
	Taubman Centers, Inc.	6,572	330,638
			2,570,870
	Real Estate Management & Development 0.1%
	Jones Lang LaSalle, Inc.	8,275	428,728

	Road & Rail 1.7%
	CSX Corp.	171,513	3,202,148
	Norfolk Southern Corp.	55,762	3,402,597
	Ryder System, Inc.	12,170	456,497
	Union Pacific Corp.	16,214	1,324,197
			8,385,439
	Semiconductors & Semiconductor Equipment 1.7%
	Intel Corp.	205,188	4,376,660
	LSI Corp. (a)	138,812	719,046
	Micron Technology, Inc. (a)	218,000	1,098,720
	NVIDIA Corp. (a)	130,118	1,626,475
	Teradyne, Inc. (a)	33,372	367,426
			8,188,327
	Software 4.9%
	Adobe Systems, Inc. (a)	17,593	425,223
	Autodesk, Inc. (a)	703	19,529
	BMC Software, Inc. (a)	41,390	1,595,998
	CA, Inc.	58,424	1,134,010
	Cadence Design Systems, Inc. (a)	50,929	470,584
¤	Microsoft Corp.	451,900	11,247,791
	Oracle Corp.	202,113	5,808,728
	Symantec Corp. (a)	177,713	2,896,722
	Synopsys, Inc. (a)	21,741	529,611
			24,128,196
	Specialty Retail 2.6%
	Advance Auto Parts, Inc.	10,876	631,896
	AutoZone, Inc. (a)	6,076	1,939,398
	Bed Bath & Beyond, Inc. (a)	48,077	2,755,293
	Best Buy Co., Inc.	8,939	208,279
	Chico's FAS, Inc.	16,266	185,920
	Dick's Sporting Goods, Inc. (a)	17,680	591,573
	Foot Locker, Inc.	28,723	577,045
	GameStop Corp. Class A (a)	32,574	752,459
	Gap, Inc. (The)	87,428	1,419,831
	Home Depot, Inc. (The)	219	7,198
	Limited Brands, Inc.	10,837	417,333
	Lowe's Cos., Inc.	60,340	1,166,976
	O'Reilly Automotive, Inc. (a)	1,316	87,685
	PetSmart, Inc.	21,467	915,568
	Staples, Inc.	22,871	304,184
	Williams-Sonoma, Inc.	19,490	600,097
			12,560,735
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	19,793	1,025,871
	PVH Corp.	4,992	290,734
	Ralph Lauren Corp.	7,287	945,124
	VF Corp.	13,594	1,651,943
			3,913,672
	Tobacco 2.3%
	Altria Group, Inc.	1,694	45,416
	Lorillard, Inc.	30,542	3,381,000
¤	Philip Morris International, Inc.	122,590	7,647,164
	Reynolds American, Inc.	954	35,756
			11,109,336
	Wireless Telecommunication Services 0.4%
	MetroPCS Communications, Inc. (a)	66,800	581,828
	Sprint Nextel Corp. (a)	425,845	1,294,569
			1,876,397
	Total Common Stocks (Cost $497,543,780)		488,473,642

	Exchange Traded Fund 0.5% (b)
	S&P 500 Index - SPDR Trust Series 1	21,350	2,416,179
	Total Exchange Traded Fund (Cost $2,419,484)		2,416,179

		Principal Amount	Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $52,931 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $55,000 and a Market Value of $55,032)	$52,931	52,931

	Total Short-Term Investment (Cost $52,931)		52,931

	Total Investments (Cost $500,016,195) (c)	100.0%	490,942,752

	Other Assets, Less Liabilities	0.0 ‡	148,765
	Net Assets	100.0%	$491,091,517

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2011, cost is $514,760,325 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$36,048,555
Gross unrealized depreciation	(59,866,128)
Net unrealized depreciation	$(23,817,573)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$488,473,642	$—	$—	$488,473,642
Exchange Traded Fund	2,416,179	—	—	2,416,179
Short-Term Investment
Repurchase Agreement	—	52,931	—	52,931
Total Investments in Securities	$490,889,821	$52,931	$—	$490,942,752

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 40.4%
MainStay 130/30 Core Fund Class I (a)	4,638,305	$32,931,966
MainStay 130/30 International Fund Class I	599,364	3,482,307
MainStay Epoch International Small Cap Fund Class I	277,487	4,337,117
MainStay Epoch U.S. All Cap Fund Class I	1,208,028	25,066,573
MainStay ICAP Equity Fund Class I	681,113	21,598,099
MainStay ICAP International Fund Class I	345,937	8,686,467
MainStay MAP Fund Class I	1,655,157	46,344,404
MainStay VP Common Stock Portfolio Initial Class	53,013	774,150
MainStay VP Growth Equity Portfolio Initial Class	8	183
MainStay VP ICAP Select Equity Portfolio Initial Class	572,355	6,240,538
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,676,862	36,522,813
MainStay VP Mid Cap Core Portfolio Initial Class	480,806	4,946,851
MainStay VP U.S. Small Cap Portfolio Initial Class	203,733	1,605,553
Total Equity Funds (Cost $208,767,844)		192,537,021

Fixed Income Funds 59.5%
MainStay Global High Income Fund Class I	5,076	57,760
MainStay High Yield Opportunities Fund Class I	647,319	6,900,417
MainStay Intermediate Term Bond Fund Class I	1,752,980	18,932,182
MainStay VP Bond Portfolio Initial Class (a)	9,289,104	144,034,809
MainStay VP Cash Management Portfolio Initial Class	12,075,572	12,075,294
MainStay VP Convertible Portfolio Initial Class	432,085	4,541,057
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	4,932,303	46,553,481
MainStay VP Floating Rate Portfolio Initial Class (a)	4,401,235	39,191,068
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,163,950	11,289,226
Total Fixed Income Funds (Cost $276,045,425)		283,575,294
Total Investments (Cost $484,813,269) (c)	99.9%	476,112,315
Other Assets, Less Liabilities	0.1	451,490
Net Assets	100.0%	$476,563,805

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2011, cost is $485,437,029 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$11,214,621
Gross unrealized depreciation	(20,539,335)
Net unrealized depreciation	$(9,324,714)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$192,537,021	$—	$—	$192,537,021
Fixed Income Funds	283,575,294	—	—	283,575,294
Total Investments in Securities	$476,112,315	$—	$—	$476,112,315

The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.
At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)

		Principal Amount	Value
	Convertible Securities 84.3%†
	Convertible Bonds 69.2%
	Aerospace & Defense 1.4%
	GenCorp, Inc. 4.063%, due 12/31/39	$5,218,000	$4,526,615
	Kaman Corp. 3.25%, due 11/15/17 (a)	1,783,000	1,912,267
			6,438,882
	Airlines 0.4%
	AMR Corp. 6.25%, due 10/15/14	3,069,000	1,829,891

	Apparel 0.3%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	1,585,000	1,485,938

	Auto Manufacturers 0.2%
	Ford Motor Co. 4.25%, due 11/15/16	769,000	1,002,584

	Auto Parts & Equipment 0.9%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	5,426,000	3,723,592
	Meritor, Inc. 4.625%, due 3/1/26	701,000	538,894
			4,262,486
	Banks 3.3%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	11,715,347	15,098,739

	Biotechnology 3.8%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	7,464,000	8,107,770
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15	5,295,000	9,411,862
			17,519,632
	Coal 2.5%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	3,111,000	2,967,116
¤	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	8,778,640
			11,745,756
	Commercial Services 1.8%
	Avis Budget Group, Inc. 3.50%, due 10/1/14	5,267,000	5,115,574
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	2,363,000	3,089,622
			8,205,196
	Computers 4.4%
¤	EMC Corp. 1.75%, due 12/1/13	6,605,000	9,354,331
	Mentor Graphics Corp. 4.00%, due 4/1/31 (a)	1,251,000	1,143,101
	NetApp, Inc. 1.75%, due 6/1/13	1,903,000	2,316,903
	Quantum Corp. 3.50%, due 11/15/15 (a)	2,020,000	1,812,950
	SanDisk Corp. 1.50%, due 8/15/17	5,460,000	5,726,175
			20,353,460
	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	1,763,000	2,507,868

	Electronics 1.0%
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,539,000	4,539,000

	Energy - Alternate Sources 1.2%
	Covanta Holding Corp. 3.25%, due 6/1/14	5,075,000	5,550,781

	Entertainment 1.1%
	International Game Technology 3.25%, due 5/1/14	4,559,000	5,265,645

	Finance - Investment Banker/Broker 0.4%
	MF Global Holdings, Ltd. 1.875%, due 2/1/16	2,223,000	1,778,400

	Food 1.0%
	Spartan Stores, Inc.
	3.375%, due 5/15/27	254,000	238,125
	3.375%, due 5/15/27 (a)	4,469,000	4,189,688
			4,427,813
	Health Care - Products 4.8%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	9,780,000	6,283,650
	Insulet Corp. 3.75%, due 6/15/16	3,655,000	3,362,600
	Integra LifeSciences Holdings Corp. 1.625%, due 12/15/16 (a)	4,907,000	4,471,504
	Teleflex, Inc. 3.875%, due 8/1/17	7,187,000	7,842,813
			21,960,567
	Insurance 0.5%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	2,186,000	2,106,758

	Internet 2.1%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	Equinix, Inc. 3.00%, due 10/15/14	4,899,000	5,150,074
	VeriSign, Inc. 3.25%, due 8/15/37	4,665,000	4,787,456
			9,937,764
	Iron & Steel 2.8%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	6,871,000	8,331,088
	Steel Dynamics, Inc. 5.125%, due 6/15/14	2,067,000	2,136,761
	United States Steel Corp. 4.00%, due 5/15/14	2,562,000	2,683,695
			13,151,544
	Lodging 1.2%
	Home Inns & Hotels Management, Inc. 2.00%, due 12/15/15 (a)	1,465,000	1,113,400
	MGM Resorts International 4.25%, due 4/15/15	5,174,000	4,559,588
			5,672,988
	Machinery - Diversified 0.4%
	Chart Industries, Inc. 2.00%, due 8/1/18	1,852,000	1,731,620

	Media 0.8%
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	4,939,000	3,494,343

	Miscellaneous - Manufacturing 0.4%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,052,000	1,688,460

	Oil & Gas 2.3%
	BPZ Resources, Inc. 6.50%, due 3/1/15	1,730,000	1,429,412
¤	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	7,485,000	9,131,700
			10,561,112
	Oil & Gas Services 3.4%
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	7,759,000	15,750,770

	Pharmaceuticals 11.9%
	Akorn, Inc. 3.50%, due 6/1/16 (a)	4,160,000	4,690,400
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	6,803,000	11,361,010
¤	Biovail Corp. 5.375%, due 8/1/14 (a)	3,434,000	9,125,855
	Mylan Inc/PA 3.75%, due 9/15/15	2,142,000	3,116,610
	Mylan, Inc. 1.25%, due 3/15/12	2,390,000	2,395,975
	Omnicare, Inc. 3.75%, due 12/15/25	2,604,000	2,926,245
	Salix Pharmaceuticals, Ltd. 2.75%, due 5/15/15	2,414,000	2,414,000
	Savient Pharmaceuticals, Inc. 4.75%, due 2/1/18	4,753,000	3,338,982
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	7,784,000	8,007,790
¤	ViroPharma, Inc. 2.00%, due 3/15/17	6,420,000	7,720,050
			55,096,917
	Real Estate Investment Trusts 1.6%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	3,722,000	3,903,447
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	3,769,000	3,670,064
			7,573,511
	Retail 1.1%
	Coinstar, Inc. 4.00%, due 9/1/14	3,950,000	4,952,313

	Semiconductors 3.5%
	Microchip Technology, Inc. 2.125%, due 12/15/37	4,693,000	5,438,014
	Novellus Systems, Inc. 2.625%, due 5/15/41 (a)	6,809,000	5,915,318
	ON Semiconductor Corp. 2.625%, due 12/15/26	4,414,000	4,722,980
			16,076,312
	Software 3.9%
	Electronic Arts, Inc. 0.75%, due 7/15/16 (a)	5,662,000	5,463,830
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	5,171,000	5,255,029
	SYNNEX Corp. 4.00%, due 5/15/18	2,451,000	2,714,483
	VeriFone Systems, Inc. 1.375%, due 6/15/12	4,398,000	4,557,427
			17,990,769
	Telecommunications 4.3%
	Anixter International, Inc. 1.00%, due 2/15/13	3,522,000	3,605,647
	Ciena Corp.
	0.875%, due 6/15/17	912,000	670,320
	4.00%, due 3/15/15 (a)	3,142,000	3,028,103
	Ixia 3.00%, due 12/15/15 (a)	715,000	630,988
	SBA Communications Corp. 1.875%, due 5/1/13	4,539,000	4,731,907
	Virgin Media, Inc. 6.50%, due 11/15/16	4,744,000	7,139,720
			19,806,685
	Total Convertible Bonds (Cost $316,878,698)		319,564,504

		Shares	Value
	Convertible Preferred Stocks 15.1%
	Auto Manufacturers 1.1%
	General Motors Co. 4.75%	149,200	5,233,936

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 5.88%	57,600	2,243,520

	Banks 1.5%
	Citigroup, Inc. 7.50%	88,000	7,007,440

	Electric 0.7%
	PPL Corp. 9.50%	53,500	2,963,900

	Hand & Machine Tools 0.7%
	Stanley Black & Decker, Inc. 4.75%	31,700	3,272,708

	Insurance 2.2%
	Hartford Financial Services Group, Inc. 7.25%	240,800	4,637,808
	MetLife, Inc. 5.00%	93,400	5,282,704
			9,920,512
	Media 1.0%
	Nielsen Holdings N.V. 6.25%	87,200	4,692,450

	Oil & Gas 5.2%
¤	Apache Corp. 6.00%	263,900	13,503,763
	Chesapeake Energy Corp. (a) 5.75%	5,500	6,242,555
	Energy XXI Bermuda Ltd. 5.63%	11,500	2,937,411
	SandRidge Energy, Inc. (a) 7.00%	13,800	1,439,064
			24,122,793
	Pharmaceuticals 0.9%
	Omnicare Capital Trust II 4.00%	107,100	4,190,823

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	26,800	1,240,840

	Telecommunications 1.0%
	Crown Castle International Corp. 6.25%	78,900	4,657,309
	Total Convertible Preferred Stocks (Cost $81,224,287)		69,546,231

	Total Convertible Securities (Cost $398,102,985)		389,110,735

	Common Stocks 10.1%
	Aerospace & Defense 0.6%
	Triumph Group, Inc.	56,316	2,744,842

	Apparel 0.8%
	Iconix Brand Group, Inc. (f)	228,200	3,605,560

	Auto Manufacturers 0.0%‡
	General Motors Co. (f)	940	18,969
	General Motors Corp. (Escrow Shares) (b)(e)(f)	355,800	3,653
			22,622
	Auto Parts & Equipment 0.1%
	Meritor, Inc. (f)	33,900	239,334

	Banks 0.2%
	Bank of America Corp.	112,600	689,112
	Morgan Stanley	22,700	306,450
			995,562
	Commercial Services 0.2%
	Avis Budget Group, Inc. (f)	86,600	837,422

	Computers 1.2%
	iGate Corp.	151,800	1,751,772
	Mentor Graphics Corp. (f)	80,000	769,600
	Synopsys, Inc. (f)	130,400	3,176,544
			5,697,916
	Electronics 0.0%‡
	TTM Technologies, Inc. (f)	18,000	171,180

	Engineering & Construction 0.2%
	McDermott International, Inc. (f)	65,000	699,400

	Internet 1.3%
	Blue Coat Systems, Inc. (f)	151,900	2,108,372
	Symantec Corp. (f)	154,400	2,516,720
	TeleCommunication Systems, Inc. (f)	448,100	1,545,945
			6,171,037
	Machinery - Diversified 0.1%
	Babcock & Wilcox Co. (f)	32,500	635,375

	Oil & Gas 0.3%
	Forest Oil Corp. (f)	26,200	377,280
	Transocean, Ltd.	24,000	1,145,760
			1,523,040
	Oil & Gas Services 1.6%
	Baker Hughes, Inc.	39,700	1,832,552
	Gulf Island Fabrication, Inc.	13,100	270,908
	Halliburton Co.	73,392	2,239,924
	HollyFrontier Corp.	52,246	1,369,890
	ION Geophysical Corp. (f)	360,900	1,707,057
			7,420,331
	Pharmaceuticals 2.2%
	Merck & Co., Inc.	110,553	3,616,188
	Salix Pharmaceuticals, Ltd. (f)	173,000	5,120,800
¤	ViroPharma, Inc. (f)	71,500	1,292,005
			10,028,993
	Semiconductors 0.3%
	Advanced Micro Devices, Inc. (f)	242,900	1,233,932

	Software 0.6%
	Microsoft Corp.	108,500	2,700,565

	Transportation 0.4%
	Tidewater, Inc.	49,600	2,085,680

	Total Common Stocks (Cost $58,946,361)		46,812,791

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (f)	32,152	374,249
	Strike Price $18.33 Expires 7/10/19 (f)	32,152	254,966

	Total Warrants (Cost $1,580,089)		629,215

		Principal Amount	Value
	Short-Term Investment 4.9%
	Repurchase Agreement 4.9%
	State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $22,652,641 (Collateralized by a United States Treasury Bill with a rate of 0.02% and a maturity date of 12/29/11, with a Principal Amount of $23,110,000 and a Market Value of $23,108,845)	$22,652,622	22,652,622

	Total Short-Term Investment (Cost $22,652,622)		22,652,622

	Total Investments (Cost $481,282,057) (g)	99.4%	459,205,363
	Other Assets, Less Liabilities	0.6	2,837,745
	Net Assets	100.0%	$462,043,108

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of these securities at September 30, 2011 is $3,887, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities at September 30, 2011 is $3,887, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	At September 30, 2011, cost is $482,141,534 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$31,487,959
Gross unrealized depreciation	(54,424,130)
Net unrealized depreciation	$(22,936,171)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$319,564,270	$234	$319,564,504
Convertible Preferred Stocks	69,546,231	—	—	69,546,231
Total Convertible Securities	69,546,231	319,564,270	234	389,110,735
Common Stocks (c)	46,809,138	—	3,653	46,812,791
Warrants	629,215	—	—	629,215
Short-Term Investments
Repurchase Agreements	—	22,652,622	—	22,652,622
Total Investments in Securities	$116,984,584	$342,216,892	$3,887	$459,205,363

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.
(c) The level 3 security valued at $3,653 is held in Auto Manufacturers within the Common Stocks Section of the Portfolio of Investments.
The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Convertible Bonds
Internet	$234	$-	$-	$-	$-		$-		$-	$-	$234	$-
Common Stocks
Auto Manufacturers	-	-	-	2,339	12,768	(a)	(11,454)	(b)	-	-	3,653	$3,653
Total	$234	$-	$-	$2,339	$12,768		$(11,454)		$-	$-	$3,887	$3,653

(a) Purchases include securities received from a restructure.
(b) Sales include disbursement as a result of a restructure.

As of September 30, 2011, the Portfolio held the following restricted securities:

		Principal
	Date(s) of	Amount/		9/30/11	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	8/31/01	$2,335,418	$-	$234	0.0	%‡
Total			$-	$234	0.0%
‡ Less than one-tenth of a percent.

MainStay VP Flexible Bond Opportunities Portfolio

Portfolio of Investments ††† September 30, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 90.6%†
	Asset-Backed Securities 1.5%
	Airlines 0.3%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22	$398,460	$270,953
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 9/1/19	25,825	25,567
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	84,993	84,355
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	164,528	180,159
			561,034
	Home Equity 0.9%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.295%, due 10/25/36 (a)	192,329	148,485
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.305%, due 5/25/37 (a)	132,764	105,934
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.295%, due 4/25/37 (a)	59,645	54,547
	First NLC Trust Series 2007-1, Class A1 0.305%, due 8/25/37 (a)(b)	122,283	58,789
	GSAA Home Equity Trust Series 2006-14, Class A1 0.285%, due 9/25/36 (a)	254,032	100,664
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.365%, due 4/25/37 (a)	83,791	56,285
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.335%, due 4/25/37 (a)	181,305	135,979
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.335%, due 3/25/47 (a)	105,199	69,222
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.285%, due 11/25/36 (a)	31,652	10,752
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.345%, due 3/25/37 (a)	247,212	123,196
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.335%, due 9/25/36 (a)	235,806	188,609
	Series 2006-HE8, Class A2B 0.335%, due 10/25/36 (a)	80,076	47,265
	Series 2007-HE4, Class A2A 0.345%, due 2/25/37 (a)	48,865	44,603
	Series 2007-NC2, Class A2FP 0.385%, due 2/25/37 (a)	135,927	81,491
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	212,349	114,698
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.325%, due 5/25/37 (a)	146,875	57,552
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.315%, due 6/25/37 (a)	242,872	209,170
	Series 2006-EQ2, Class A2 0.345%, due 1/25/37 (a)	122,597	102,182
			1,709,423
	Student Loans 0.3%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.632%, due 5/25/29 (a)	702,177	637,562

	Total Asset-Backed Securities (Cost $3,249,689)		2,908,019

	Convertible Bonds 3.9%
	Airlines 0.0%‡
	AMR Corp. 6.25%, due 10/15/14	92,000	54,855

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	107,000	139,501

	Auto Parts & Equipment 0.1%
	ArvinMeritor, Inc. 4.00%, due 2/15/27	350,000	240,187

	Biotechnology 0.3%
	Amgen, Inc. 0.375%, due 2/1/13	251,000	247,862
	Gilead Sciences, Inc. 1.00%, due 5/1/14	216,000	234,630
	Life Technologies Corp. 1.50%, due 2/15/24	2,000	2,030
			484,522
	Coal 0.2%
	Alpha Appalachia Holdings, Inc. 3.25%, due 8/1/15	100,000	89,125
	Peabody Energy Corp. 4.75%, due 12/15/66	332,000	345,280
			434,405
	Computers 0.3%
	EMC Corp. 1.75%, due 12/1/13	331,000	468,779
	NetApp, Inc. 1.75%, due 6/1/13	80,000	97,400
	SanDisk Corp. 1.50%, due 8/15/17	107,000	112,216
			678,395
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	155,000	220,488

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	223,000	223,000

	Energy - Alternate Sources 0.3%
	Covanta Holding Corp. 3.25%, due 6/1/14	445,000	486,719

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	193,000	222,915

	Food 0.0%‡
	Spartan Stores, Inc. 3.375%, due 5/15/27	29,000	27,188

	Health Care - Products 0.2%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	351,382

	Iron & Steel 0.4%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	300,000	363,750
	ArcelorMittal 5.00%, due 5/15/14	164,000	172,815
	Steel Dynamics, Inc. 5.125%, due 6/15/14	167,000	172,636
	United States Steel Corp. 4.00%, due 5/15/14	77,000	80,658
			789,859
	Media 0.0%‡
	Central European Media Enterprises, Ltd. 5.00%, due 11/15/15	104,000	73,580

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	30,000	49,200

	Miscellaneous - Manufacturing 0.3%
	Danaher Corp. (zero coupon), due 1/22/21	196,000	239,365
	Ingersoll-Rand Co. 4.50%, due 4/15/12	46,000	73,830
	Textron, Inc. 4.50%, due 5/1/13	193,000	291,189
			604,384
	Oil & Gas 0.2%
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	242,000	295,240
	Transocean, Inc. Series C 1.50%, due 12/15/37	28,000	27,265
			322,505
	Oil & Gas Services 0.2%
	Core Laboratories, L.P. 0.25%, due 10/31/11	195,000	395,850

	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	185,000	190,319

	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)	185,000	180,144

	Semiconductors 0.3%
	Microchip Technology, Inc. 2.125%, due 12/15/37	115,000	133,256
	Novellus Systems, Inc. 2.625%, due 5/15/41 (b)	135,000	117,281
	ON Semiconductor Corp. 2.625%, due 12/15/26	223,000	238,610
			489,147
	Software 0.1%
	Microsoft Corp. (zero coupon), due 6/15/13 (b)	55,000	55,894
	SYNNEX Corp. 4.00%, due 5/15/18	115,000	127,362
			183,256
	Telecommunications 0.4%
	Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	175,000	162,531
	Anixter International, Inc. 1.00%, due 2/15/13	211,000	216,011
	Ciena Corp. 4.00%, due 3/15/15 (b)	100,000	96,375
	Ixia 3.00%, due 12/15/15 (b)	14,000	12,355
	Leap Wireless International, Inc. 4.50%, due 7/15/14	1,000	891
	SBA Communications Corp. 1.875%, due 5/1/13	357,000	372,173
			860,336
	Total Convertible Bonds (Cost $9,091,988)		7,702,137

	Corporate Bonds 69.7%
	Advertising 0.6%
	Lamar Media Corp.
	6.625%, due 8/15/15	170,000	167,450
	Series C 6.625%, due 8/15/15	185,000	181,763
	7.875%, due 4/15/18	750,000	750,000
			1,099,213
	Aerospace & Defense 3.0%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,200,000
	BE Aerospace, Inc. 6.875%, due 10/1/20 (c)	720,000	750,600
	Ducommun, Inc. 9.75%, due 7/15/18 (b)	800,000	800,000
	TransDigm, Inc. 7.75%, due 12/15/18	1,075,000	1,093,813
¤	Triumph Group, Inc.
	8.00%, due 11/15/17	900,000	938,250
	8.625%, due 7/15/18	1,100,000	1,171,500
			5,954,163
	Agriculture 0.6%
	Bunge, Ltd. Finance Corp. 8.50%, due 6/15/19 (c)	1,015,000	1,264,643

	Airlines 2.1%
	American Airlines Pass-Through Trust Series 2001-1 7.377%, due 5/23/19	426,705	281,625
	Continental Airlines, Inc.
	7.875%, due 1/2/20	365,896	351,260
	9.798%, due 4/1/21	172,782	171,918
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 4/15/19	370,000	362,600
	Series 2010-1 Class A Pass Through Trust 6.20%, due 7/2/18	95,270	98,128
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17	563,000	515,145
	12.25%, due 3/15/15 (b)	511,000	542,938
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,150,000	1,035,000
	United Air Lines, Inc. 9.875%, due 8/1/13 (b)	750,000	768,750
			4,127,364
	Auto Manufacturers 0.6%
	Ford Motor Co. 6.625%, due 10/1/28	51,000	50,615
	Navistar International Corp. 8.25%, due 11/1/21	1,044,000	1,071,405
			1,122,020
	Auto Parts & Equipment 1.4%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (b)	500,000	457,500
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,150,000	1,170,125
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (b)	698,000	715,450
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (b)	440,000	404,800
			2,747,875
	Banks 3.3%
¤	Ally Financial, Inc.
	7.50%, due 9/15/20	1,796,000	1,625,380
	8.30%, due 2/12/15	129,000	127,549
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)	148,000	81,400
	Bank of America Corp. 5.625%, due 7/1/20	810,000	746,060
¤	CIT Group, Inc.
	7.00%, due 5/1/15	205	203
	7.00%, due 5/1/16	905	878
	7.00%, due 5/2/16 (b)	75,000	72,750
	7.00%, due 5/1/17	180	175
	7.00%, due 5/2/17 (b)	1,710,000	1,658,700
	Discover Bank/Greenwood DE 7.00%, due 4/15/20	555,000	588,271
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)	500,000	515,005
	PNC Funding Corp. 5.625%, due 2/1/17	495,000	537,435
	Whitney National Bank 5.875%, due 4/1/17	550,000	580,998
			6,534,804
	Beverages 0.5%
	Constellation Brands, Inc. 7.25%, due 9/1/16	900,000	945,000

	Biotechnology 0.3%
	Life Technologies Corp. 5.00%, due 1/15/21	650,000	672,988

	Building Materials 1.6%
	Associated Materials LLC 9.125%, due 11/1/17	277,000	224,370
	Boise Cascade LLC 7.125%, due 10/15/14	796,000	770,130
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,065,941
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	478,162
	USG Corp.
	6.30%, due 11/15/16	280,000	205,100
	9.75%, due 1/15/18	582,000	467,783
			3,211,486
	Chemicals 2.0%
	Chevron Phillips Chemical Co. LLC 8.25%, due 6/15/19 (b)	324,000	408,803
	Dow Chemical Co. (The) 8.55%, due 5/15/19	246,000	315,116
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18 (c)	877,000	723,525
	Huntsman International LLC
	5.50%, due 6/30/16	162,000	151,065
	8.625%, due 3/15/20	700,000	680,750
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	610,000	417,850
	Nalco Co. 6.625%, due 1/15/19 (b)	877,000	960,315
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (b)	231,000	202,125
			3,859,549
	Coal 1.6%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19 (c)	575,000	536,188
	Arch Coal, Inc.
	7.25%, due 10/1/20	1,045,000	1,003,200
	8.75%, due 8/1/16	250,000	265,000
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (c)	763,000	791,612
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	521,906
			3,117,906
	Commercial Services 3.5%
	Aramark Corp. 8.50%, due 2/1/15	166,000	168,075
	Aramark Holdings Corp. 8.625%, due 5/1/16 (b)(d)	1,300,000	1,280,500
	Avis Budget Car Rental LLC
	8.25%, due 1/15/19	277,000	253,455
	9.625%, due 3/15/18	1,075,000	1,064,250
	Ford Holdings LLC 9.30%, due 3/1/30	28,000	35,808
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	265,920
	Hertz Corp. (The) 7.375%, due 1/15/21	370,000	338,088
	Iron Mountain, Inc.
	7.75%, due 10/1/19	322,000	319,585
	8.375%, due 8/15/21	1,077,000	1,098,540
	Stewart Enterprises, Inc. 6.50%, due 4/15/19	920,000	890,100
	United Rentals North America, Inc. 9.25%, due 12/15/19	1,041,000	1,080,037
			6,794,358
	Computers 1.1%
¤	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	1,766,000	1,642,380
	7.625%, due 11/15/20	325,000	302,250
	10.25%, due 8/15/15	128,000	129,280
			2,073,910
	Diversified Financial Services 0.3%
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	€277,000	291,941
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£185,000	250,985
			542,926
	Electric 4.8%
	Calpine Corp. 7.875%, due 7/31/20 (b)	$1,500,000	1,447,500
	CMS Energy Corp. 6.25%, due 2/1/20	1,500,000	1,546,206
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)	1,494,000	1,513,913
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	800,000	780,000
	Great Plains Energy, Inc. 4.85%, due 6/1/21	1,150,000	1,210,814
	NRG Energy, Inc. 8.50%, due 6/15/19	1,405,000	1,355,825
	Puget Energy, Inc. 6.00%, due 9/1/21	1,354,000	1,342,965
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	189,000	188,764
			9,385,987
	Entertainment 0.9%
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14	200,000	181,750
	7.75%, due 3/15/19	725,000	661,563
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	185,000	115,625
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	937,000	901,862
			1,860,800
	Environmental Controls 0.1%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	125,000	125,000

	Finance - Auto Loans 0.9%
¤	Ford Motor Credit Co. LLC 8.00%, due 12/15/16	1,650,000	1,800,497

	Finance - Consumer Loans 1.2%
	American General Finance Corp. 3.25%, due 1/16/13	138,000	163,807
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	500,000	415,000
	SLM Corp.
	4.75%, due 3/17/14	€185,000	241,737
	6.25%, due 1/25/16	$92,000	90,301
	8.00%, due 3/25/20	492,000	485,701
	8.45%, due 6/15/18	250,000	260,042
	Springleaf Finance Corp. 6.90%, due 12/15/17	858,000	617,760
			2,274,348
	Finance - Credit Card 0.6%
	American Express Co. 6.80%, due 9/1/66 (a)(c)	486,000	470,813
	Capital One Capital III 7.686%, due 8/1/66	703,000	687,182
			1,157,995
	Finance - Other Services 0.7%
	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,420,000	1,418,225

	Food 1.3%
	Kraft Foods, Inc. 6.50%, due 8/11/17	1,100,000	1,305,238
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,284,000	1,319,310
			2,624,548
	Forest Products & Paper 1.1%
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	710,000	741,950
	Domtar Corp. 10.75%, due 6/1/17	166,000	206,670
	International Paper Co. 7.30%, due 11/15/39	157,000	176,421
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,025,008
			2,150,049
	Health Care - Products 0.1%
	Alere, Inc. 8.625%, due 10/1/18	277,000	250,685

	Health Care - Services 1.8%
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	1,500,000	1,545,000
¤	HCA, Inc.
	6.50%, due 2/15/16	1,600,000	1,528,000
	7.50%, due 2/15/22	500,000	461,250
			3,534,250
	Home Builders 1.5%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16	186,000	124,155
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	898,000	673,500
	Lennar Corp. 6.95%, due 6/1/18	46,000	40,940
	MDC Holdings, Inc. 5.625%, due 2/1/20	157,000	141,902
	Meritage Homes Corp. 6.25%, due 3/15/15	444,000	426,240
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (b)	900,000	738,000
	Standard Pacific Corp. 8.375%, due 5/15/18	885,000	752,250
			2,896,987
	Household Products & Wares 1.5%
	ACCO Brands Corp. 7.625%, due 8/15/15	500,000	483,750
	Jarden Corp.
	7.50%, due 5/1/17	325,000	331,500
	7.50%, due 1/15/20	277,000	280,116
¤	Reynolds Group Issuer, Inc.
	7.875%, due 8/15/19 (b)	475,000	458,375
	8.75%, due 10/15/16 (b)	138,000	138,345
	9.00%, due 5/15/18 (b)	625,000	528,125
	9.875%, due 8/15/19 (b)	826,000	726,880
			2,947,091
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15	775,000	811,813

	Insurance 1.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	162,000	144,180
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€1,300,000	1,013,075
	Series A2 5.75%, due 3/15/67	£50,000	49,901
	Farmers Exchange Capital 7.20%, due 7/15/48 (b)	$137,000	147,700
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	143,000	124,552
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (b)	102,000	89,250
	10.75%, due 6/15/88 (a)(b)	212,000	252,280
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	1,407,000	1,210,020
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)	46,000	61,772
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	138,000	136,965
			3,229,695
	Iron & Steel 0.8%
	AK Steel Corp. 7.625%, due 5/15/20	800,000	701,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	183,839
	United States Steel Corp. 7.00%, due 2/1/18	650,000	585,000
			1,469,839
	Leisure Time 0.1%
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (b)	92,000	107,120

	Lodging 2.5%
	Harrah's Operating Co., Inc. 10.00%, due 12/15/18	900,000	535,500
	Hyatt Hotels Corp. 3.875%, due 8/15/16	1,500,000	1,495,129
	MGM Mirage, Inc. 7.50%, due 6/1/16	943,000	818,053
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	1,000,000	1,072,500
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	900,000	945,000
			4,866,182
	Machinery - Construction & Mining 0.5%
	Terex Corp. 8.00%, due 11/15/17	1,068,000	945,180

	Machinery - Diversified 0.8%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	808,000
	CNH America LLC 7.25%, due 1/15/16	748,000	774,180
			1,582,180
	Media 1.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	215,340
	7.25%, due 10/30/17	500,000	500,000
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (b)	212,000	209,880
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,300,000	965,250
	COX Communications, Inc. 6.95%, due 6/1/38 (b)	509,000	619,747
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21	648,000	665,436
	DISH DBS Corp. 7.125%, due 2/1/16	185,000	187,312
			3,362,965
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	508,000	500,380

	Mining 0.9%
	Alcoa, Inc. 6.15%, due 8/15/20	324,000	328,206
	Aleris International, Inc. 7.625%, due 2/15/18 (b)	924,000	829,290
	Century Aluminum Co. 8.00%, due 5/15/14	500,000	497,500
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	179,000	191,977
			1,846,973
	Miscellaneous - Manufacturing 1.5%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	630,000	617,400
	Amsted Industries, Inc. 8.125%, due 3/15/18 (b)	1,000,000	1,035,000
	GE Capital Trust I 6.375%, due 11/15/67 (a)	475,000	457,781
	Polypore International, Inc. 7.50%, due 11/15/17	285,000	286,425
	SPX Corp. 6.875%, due 9/1/17	585,000	599,625
			2,996,231
	Office Furnishings 0.6%
	Interface, Inc. 7.625%, due 12/1/18	1,164,000	1,164,000

	Oil & Gas 6.2%
	Berry Petroleum Co. 6.75%, due 11/1/20 (c)	752,000	718,160
	Chesapeake Energy Corp.
	6.625%, due 8/15/20 (c)	555,000	571,650
	6.875%, due 8/15/18	600,000	618,000
	Concho Resources, Inc.
	6.50%, due 1/15/22	500,000	492,500
	7.00%, due 1/15/21	623,000	619,885
	Denbury Resources, Inc.
	6.375%, due 8/15/21	185,000	179,450
	8.25%, due 2/15/20	525,000	551,250
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	130,290
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.625%, due 4/15/21 (b)	277,000	278,385
	8.00%, due 2/15/20 (b)	700,000	712,250
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (b)	850,000	782,000
	7.75%, due 2/1/21	185,000	185,000
	8.625%, due 4/15/20	425,000	437,750
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,222,000	1,245,981
	Range Resources Corp.
	5.75%, due 6/1/21	150,000	155,625
	8.00%, due 5/15/19	383,000	419,385
	Sunoco, Inc. 9.625%, due 4/15/15	1,500,000	1,650,664
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	490,000
	8.875%, due 1/15/20	92,000	96,600
	Tesoro Corp. 6.50%, due 6/1/17	1,331,000	1,324,345
	Valero Energy Corp. 6.125%, due 2/1/20	509,000	564,805
			12,223,975
	Oil & Gas Services 1.5%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	475,000	451,250
	7.75%, due 2/15/19 (b)	625,000	593,750
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21 (b)	293,000	275,420
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (b)	370,000	375,550
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14	129,000	127,065
	8.00%, due 9/1/17	1,185,000	1,179,075
			3,002,110
	Packaging & Containers 1.3%
	Ball Corp. 6.75%, due 9/15/20 (c)	1,202,000	1,244,070
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (b)	370,000	370,000
	Owens-Illinois, Inc. 7.80%, due 5/15/18	882,000	904,050
			2,518,120
	Pharmaceuticals 0.6%
	Mylan, Inc.
	6.00%, due 11/15/18 (b)	400,000	389,000
	7.625%, due 7/15/17 (b)	700,000	728,000
			1,117,000
	Pipelines 2.5%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,325,000	1,257,758
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	763,280
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	463,000	586,861
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21	463,000	488,085
	Regency Energy Partners, L.P./Regency Energy Finance Corp. 6.875%, due 12/1/18	1,050,000	1,081,500
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp. 7.875%, due 10/15/18	800,000	808,000
			4,985,484
	Real Estate Investment Trusts 0.4%
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19 (b)	750,000	716,250

	Retail 1.6%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.50%, due 5/20/21	352,000	339,680
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	846,600
	CVS Caremark Corp. 4.75%, due 5/18/20	555,000	607,600
	Ferrellgas L.P./Ferrellgas Finance Corp. 9.125%, due 10/1/17	134,000	135,340
	Ferrellgas Partners, L.P./Ferrellgas Partners Finance Corp. 8.625%, due 6/15/20	475,000	460,750
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18	745,000	700,300
			3,090,270
	Semiconductors 0.6%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (b)	1,066,000	1,095,315

	Software 0.3%
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	576,000	599,040

	Telecommunications 3.2%
	CommScope, Inc. 8.25%, due 1/15/19 (b)	1,320,000	1,287,000
¤	Crown Castle International Corp.
	7.125%, due 11/1/19	555,000	571,650
	9.00%, due 1/15/15	1,000,000	1,060,000
	EH Holding Corp. 7.625%, due 6/15/21 (b)	923,000	888,388
	Frontier Communications Corp. 8.50%, due 4/15/20	686,000	665,420
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	304,580
	Nextel Communications, Inc. 5.95%, due 3/15/14	870,000	815,625
	Sprint Capital Corp. 6.90%, due 5/1/19	738,000	634,680
	Viasat, Inc. 8.875%, due 9/15/16	120,000	121,800
			6,349,143
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc. 6.30%, due 9/15/17	395,000	451,652

	Transportation 0.6%
	PHI, Inc. 8.625%, due 10/15/18	151,000	148,735
	RailAmerica, Inc. 9.25%, due 7/1/17	866,000	937,445
			1,086,180
	Total Corporate Bonds (Cost $146,452,543)		136,611,764

	Foreign Bonds 1.1%
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	37,000	35,983
	8.25%, due 4/10/32 (b)	37,000	39,035
			75,018
	Germany 0.1%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€166,000	144,559

	United Kingdom 1.0%
	EGG Banking PLC
	6.875%, due 12/29/21 (a)	£120,000	164,882
	7.50%, due 5/29/49 (a)	853,000	1,186,628
	HSH Nordbank A.G. 4.375%, due 2/14/17 (a)	€138,000	93,367
	Northern Rock Asset Management PLC 9.375%, due 10/17/21	£185,000	233,676
	Rexam PLC 6.75%, due 6/29/67 (a)	€222,000	260,246
			1,938,799
	Total Foreign Bonds (Cost $2,569,756)		2,158,376

	Loan Assignments & Participations 1.9% (e)
	Commercial Services 0.5%
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	$997,500	965,081

	Finance - Consumer Loans 0.4%
	Springleaf Finance Corp. Term Loan 5.50%, due 5/10/17	1,000,000	872,500

	Retail 0.5%
	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	1,000,000	925,972

	Telecommunications 0.5%
	MetroPCS Wireless, Inc. Tranche B3 4.00%, due 3/16/18	994,996	953,538
	Total Loan Assignments & Participations (Cost $3,980,748)		3,717,091

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 3.055%, due 11/25/35 (f)	131,338	96,891
	Series 2005-5, Class A2 5.001%, due 10/10/45	3,013	3,012
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	83,751	73,871
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.181%, due 11/25/36 (f)	65,401	51,512
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.734%, due 7/25/36 (f)	73,952	54,567
	Total Mortgage-Backed Securities (Cost $310,107)		279,853

	Municipal Bonds 0.2%
	New York 0.1%
	New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12	320,000	326,317

	Oklahoma 0.1%
	Tulsa, Okla, Municipal Airport Trust Revenue Series A 7.75%, due 6/1/35	160,000	163,517

	Total Municipal Bonds (Cost $489,888)		489,834

	U.S. Government & Federal Agencies 3.3%
	Federal National Mortgage Association 0.1%
	4.625%, due 5/1/13	210,000	223,136

¤	United States Treasury Bonds 0.8%
	3.50%, due 2/15/39	105,500	117,303
	3.75%, due 8/15/41	974,200	1,134,183
	3.875%, due 8/15/40	372,200	442,220
			1,693,706
	United States Treasury Notes 0.1%
	2.375%, due 10/31/14	27,700	29,321
	4.75%, due 8/15/17	14,800	17,820
	4.875%, due 8/15/16	50,000	59,445
			106,586
¤	United States Treasury Inflation Indexed Notes 2.3%
	1.125%, due 1/15/21	2,581,850	2,818,048
	1.25%, due 7/15/20	1,534,789	1,694,383
			4,512,431
	Total U.S. Government & Federal Agencies (Cost $6,195,434)		6,535,859

	Yankee Bonds 8.9% (g)
	Banks 0.7%
	Barclays Bank PLC 5.14%, due 10/14/20	463,000	375,463
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(b)	248,000	300,316
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	194,000	185,456
	Royal Bank of Scotland PLC (The) 6.125%, due 1/11/21	463,000	457,706
			1,318,941
	Building Materials 0.2%
	Holcim U.S. Finance Sarl & Cie SCS 6.00%, due 12/30/19 (b)	370,000	392,695

	Electric 0.9%
	Intergen N.V. 9.00%, due 6/30/17 (b)	755,000	768,212
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (b)	1,000,000	1,048,285
			1,816,497
	Engineering & Construction 0.6%
	BAA Funding, Ltd. 4.875%, due 7/15/21 (b)	1,100,000	1,116,354

	Forest Products & Paper 0.0%‡
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	185,000	75,850

	Insurance 0.2%
	ING Groep N.V. 5.775%, due 12/29/49	185,000	135,513
	Oil Insurance, Ltd. 3.351%, due 12/29/49 (a)(b)	148,000	138,735
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)	129,000	117,323
			391,571
	Iron & Steel 0.3%
	APERAM 7.375%, due 4/1/16 (b)	740,000	651,200

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	606,000

	Machinery - Construction & Mining 0.2%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (b)	364,000	360,360

	Mining 2.8%
	FMG Resources August 2006 Pty, Ltd. 6.875%, due 2/1/18 (b)	400,000	352,000
	Novelis, Inc.
	8.375%, due 12/15/17	766,000	758,340
	8.75%, due 12/15/20	777,000	761,460
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	526,000	707,874
	Teck Resources, Ltd.
	9.75%, due 5/15/14	750,000	888,930
	10.75%, due 5/15/19	300,000	372,750
	Vedanta Resources PLC 8.25%, due 6/7/21 (b)	1,240,000	954,800
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (b)	574,000	631,100
			5,427,254
	Oil & Gas 1.9%
	ENI S.p.A. 4.15%, due 10/1/20 (b)	370,000	371,987
	MEG Energy Corp. 6.50%, due 3/15/21 (b)	1,023,000	979,522
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (b)	1,120,000	1,002,400
	Precision Drilling Corp.
	6.50%, due 12/15/21 (b)	487,000	479,695
	6.625%, due 11/15/20	882,000	859,950
			3,693,554
	Oil & Gas Services 0.4%
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21 (b)	200,000	180,000
	9.50%, due 5/15/16	600,000	615,000
			795,000
	Telecommunications 0.1%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	185,000	160,487

	Transportation 0.3%
	CHC Helicopter S.A. 9.25%, due 10/15/20 (b)	675,000	573,750

	Total Yankee Bonds (Cost $18,735,596)		17,379,513

	Total Long-Term Bonds (Cost $191,075,749)		177,782,446

Shares	Value
	Common Stocks 0.5%
	Auto Manufacturers 0.2%
	General Motors Co. (h)	20,270	409,049

	Banks 0.3%
¤	CIT Group, Inc. (h)	1,475	44,796
	Citigroup, Inc.	16,000	409,920
			454,716
	Biotechnology 0.0%‡
	Life Technologies Corp. (h)	226	8,685

	Building Materials 0.0%‡
	Nortek, Inc. (h)	50	1,050
	U.S. Concrete, Inc. (h)(i)	4,455	18,577
			19,627
	Total Common Stocks (Cost $1,413,802)		892,077

	Convertible Preferred Stocks 1.7%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	3,450	121,026

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	3,900	151,905

	Banks 0.4%
	Bank of America Corp. 7.25% Series L	300	229,797
	Citigroup, Inc. 7.50%	3,600	286,668
	Wells Fargo & Co. 7.50% Series L	300	309,918
			826,383
	Diversified Financial Services 0.3%
	SG Preferred Capital II LLC (b) 6.30%	625	590,039

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,000	206,480

	Insurance 0.1%
	Hartford Financial Services Group, Inc. 7.25%	6,600	127,116
	MetLife, Inc. 5.00%	1,525	86,254
			213,370
	Media 0.1%
	Nielsen Holdings N.V. 6.25%	1,900	102,244

	Oil & Gas 0.4%
	Apache Corp. 6.00%	8,900	455,413
	Chesapeake Energy Corp. (b) 5.75%	300	340,503
			795,916
	Telecommunications 0.1%
¤	Crown Castle International Corp. 6.25%	5,800	342,362
	Total Convertible Preferred Stocks (Cost $3,967,281)		3,349,725

	Number of Warrants	Value
Warrants 0.1%
Auto Manufacturers 0.1%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (h)	7,425	86,427
Strike Price $18.33 Expires 7/10/19 (h)	7,424	58,879
		145,306
Total Warrants (Cost $299,154)		145,306

	Principal Amount	Value
Short-Term Investment 5.7%
Repurchase Agreement 5.7%
State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $11,232,581 (Collateralized by a United States Treasury Bill and Federal Home Loan Mortgage Corp. security with rates between 0.02% - 0.90%and maturity dates between 12/29/11 - 9/12/14, with a Principal Amount of $11,460,000 and a Market Value of $11,459,602)	$11,232,572	11,232,572

Total Short-Term Investment (Cost $11,232,572)		11,232,572

Total Investments, Before Investments Sold Short (Cost $207,988,558) (l)	98.6%	193,402,126

Long-Term Bonds Sold Short (0.7%) Corporate Bond Sold Short (0.7%)
Mining (0.7%)
Vulcan Materials Co. 7.50%, due 6/15/21	(1,500,000)	(1,399,370)

Total Investments Sold Short (Proceeds $1,484,845)	(0.7)%	(1,399,370)

Total Investments, Net of Investments Sold Short (Cost $206,503,713)	97.9	192,002,756
Other Assets, Less Liabilities	2.1	4,050,667
Net Assets	100.0%	$196,053,423

	Contracts Long	Unrealized Appreciation (Depreciation)	(j)
Futures Contracts 0.2%
United States Treasury Bond December 2011 (30 Year) (k)	115	$186,980
Total Futures Contracts Long (Settlement Value $16,401,875)		186,980

	Contracts Short
United States Treasury Note December 2011 (5 Year) (k)	(390)	163,556
Total Futures Contracts Short (Settlement Value $47,768,906)		163,556
Total Futures Contracts (Settlement Value $31,367,031)		$350,536

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(d)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(e)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(f)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2011.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Illiquid security - The total market value of this security at September 30, 2011 is $18,577, which represents less than one-tenth of a percent of the Portfolio's net assets.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2011.
(k)	At September 30, 2011, cash in the amount of $117,550 is on deposit with broker for futures transactions.
(l)	At September 30, 2011, cost is $207,988,558 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$825,080
Gross unrealized depreciation	(15,411,512)
Net unrealized depreciation	$(14,586,432)

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets and liabilities.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,908,019	$—	$2,908,019
Convertible Bonds	—	7,702,137	—	7,702,137
Corporate Bonds	—	136,611,764	—	136,611,764
Foreign Bonds	—	2,158,376	—	2,158,376
Loan Assignments & Participations	—	3,717,091	—	3,717,091
Mortgage-Backed Securities	—	279,853	—	279,853
Municipal Bonds	—	489,834	—	489,834
U.S. Government & Federal Agencies	—	6,535,859	—	6,535,859
Yankee Bonds	—	17,379,513	—	17,379,513
Total Long-Term Bonds	—	177,782,446	—	177,782,446
Common Stocks	892,077	—	—	892,077
Convertible Preferred Stocks	3,349,725	—	—	3,349,725
Warrants	145,306	—	—	145,306
Short-Term Investment
Repurchase Agreement	—	11,232,572	—	11,232,572
Total Investments in Securities	4,387,108	189,015,018	—	193,402,126
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	332,069	—	332,069
Futures Contracts Long (c)	186,980	—	—	186,980
Futures Contracts Short (c)	163,556	—	—	163,556
Total Investments in Securities and Other Financial Instruments	$4,737,644	$189,347,087	$—	$194,084,731

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bond Sold Short	$—	$(1,399,370)	$—	$(1,399,370)
Total Long-Term Bonds Sold Short	—	(1,399,370)	—	(1,399,370)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(11,747)	—	(11,747)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(1,411,117)	$—	$(1,411,117)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.
(c) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2011, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Euro vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	EUR	235,000	USD	325,256	USD	(10,419)
Pound Sterling vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	GBP	60,000		94,890		(1,328)

			Contract Amount Sold	Contract Amount Purchased
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	EUR	1,955,000	2,821,448		202,276
Pound Sterling vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	GBP	1,340,000	2,219,348		129,793

Net unrealized appreciation (depreciation) on foreign currency forward contracts					USD	320,322

As of September 30, 2011, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	12,814	USD	18,417	USD	17,168
Pound Sterling	GBP	8,354		13,606		13,027
Total			USD	32,023	USD	30,195

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 93.7%†
	Corporate Bonds 7.8%
	Aerospace & Defense 0.8%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,552,001
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	450,225
¤	TransDigm, Inc. 7.75%, due 12/15/18	2,500,000	2,543,750
			4,545,976
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	400,000	380,000

	Beverage, Food & Tobacco 0.2%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	766,875

	Broadcasting & Entertainment 0.2%
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	768,250

	Buildings & Real Estate 0.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	850,000	807,500
	6.875%, due 8/15/18 (a)	1,200,000	1,164,000
	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	900,000	864,000
			2,835,500
	Chemicals, Plastics & Rubber 1.3%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,062,500
	Huntsman International LLC 5.50%, due 6/30/16	1,000,000	932,500
	Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	133,875
¤	Nalco Co.
	6.625%, due 1/15/19 (a)	1,000,000	1,095,000
	8.25%, due 5/15/17	1,200,000	1,308,000
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (a)	1,500,000	1,481,250
			7,013,125
	Containers, Packaging & Glass 1.2%
	Berry Plastics Corp. 4.222%, due 9/15/14 (b)	500,000	420,000
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (a)	1,500,000	1,500,000
	Greif, Inc. 7.75%, due 8/1/19	650,000	676,000
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,000,000	2,070,000
	Solo Cup Co. 10.50%, due 11/1/13	2,000,000	1,980,000
			6,646,000
	Diversified Natural Resources, Precious Metals & Minerals 0.3%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	709,625
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,045,000
			1,754,625
	Healthcare, Education & Childcare 0.1%
	Giant Funding Corp. 8.25%, due 2/1/18 (a)	692,000	692,000

	Hotels, Motels, Inns & Gaming 0.2%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21 (a)	1,200,000	1,161,000

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	618,000

	Machinery 0.5%
	SPX Corp. 6.875%, due 9/1/17	2,750,000	2,818,750

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14	725,000	768,500

	Mining, Steel, Iron & Non-Precious Metals 0.6%
	Consol Energy, Inc. 8.00%, due 4/1/17	3,000,000	3,135,000

	Oil & Gas 0.9%
	Chesapeake Energy Corp. 6.125%, due 2/15/21	3,083,000	3,106,122
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	809,670
	Forest Oil Corp. 7.25%, due 6/15/19	1,000,000	985,000
			4,900,792
	Telecommunications 0.3%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,649,375

	Utilities 0.3%
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (a)	2,310,000	1,848,000

	Total Corporate Bonds (Cost $42,860,912)		42,301,768

	Floating Rate Loans 82.5% (c)
	Aerospace & Defense 2.8%
	Aeroflex, Inc. Term Loan B 4.25%, due 5/9/18	2,394,000	2,302,231
	Pelican Products, Inc. New Term Loan B 5.00%, due 3/7/17	2,977,500	2,858,400
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	2,828,625	2,574,049
	Spirit Aerosystems, Inc. Term Loan B2 3.479%, due 9/30/16	2,006,536	1,984,798
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	4,428,212	4,325,810
	Wesco Aircraft Hardware Corp. New Term Loan B 4.25%, due 4/7/17	969,082	961,814
			15,007,102
	Automobile 6.4%
	Allison Transmission, Inc. Term Loan B 2.98%, due 8/7/14	4,622,752	4,340,764
	Autoparts Holdings, Ltd.
	1st Lien Term Loan 6.50%, due 7/28/17	400,000	397,000
	2nd Lien Term Loan 10.50%, due 1/29/18	900,000	886,500
	Capital Automotive L.P. New Term Loan B 5.00%, due 3/10/17	3,680,742	3,502,841
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	4,987,500	4,366,142
	Federal-Mogul Corp.
	Term Loan B 2.159%, due 12/29/14	2,278,690	2,092,596
	Term Loan C 2.166%, due 12/28/15	1,653,668	1,518,618
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.94%, due 4/30/14	3,500,000	3,373,125
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	3,798,979	3,675,512
	Key Safety Systems, Inc. 1st Lien Term Loan 2.488%, due 3/8/14	1,431,629	1,295,625
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	2,985,000	2,880,525
	Tenneco, Inc.
	Tranche B Term Loan 4.739%, due 6/3/16 (d)	592,500	579,662
	Tranche B1 Funded LOC 5.222%, due 3/17/14 (d)	1,250,000	1,200,000
	Tomkins LLC New Term Loan B 4.25%, due 9/21/16	3,154,456	3,091,367
	UCI International, Inc. New Term Loan B 5.50%, due 7/26/17	1,588,000	1,572,120
			34,772,397
	Beverage, Food & Tobacco 3.7%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/8/18 (d)	1,450,096	1,402,968
	Constellation Brands, Inc. Term Loan B 1.85%, due 6/5/13	676,139	672,082
	Dean Foods Co. Extended Term Loan B2 3.509%, due 4/2/17	4,354,534	4,147,693
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	3,324,967	3,070,607
	Dole Food Co., Inc.
	Tranche B2 5.045%, due 7/6/18	1,423,286	1,398,379
	Tranche C2 5.058%, due 7/6/18	2,643,246	2,596,989
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	3,725,081	3,576,078
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.503%, due 2/11/16	3,290,926	3,225,108
			20,089,904
	Broadcasting & Entertainment 6.9%
	Atlantic Broadband Finance LLC New Term Loan B 4.00%, due 3/8/16	2,512,820	2,418,589
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	3,970,000	3,826,087
	Charter Communications Operating LLC
	Extended Term Loan 3.50%, due 9/6/16	368,960	356,047
	New Term Loan 7.25%, due 3/6/14	108,438	107,896
	CSC Holdings, Inc. Incremental B2 Term Loan 1.985%, due 3/29/16	3,341,622	3,253,904
	Cumulus Media, Inc. Term Loan 5.75%, due 9/17/18	2,500,000	2,354,687
	Gray Television, Inc. Term Loan B 3.73%, due 12/31/14	2,924,953	2,783,582
	Hubbard Radio LLC
	Term Loan B 5.25%, due 4/28/17	798,000	770,070
	2nd Lien Term Loan 8.75%, due 4/30/18	500,000	482,500
	Insight Midwest Holdings LLC
	Term Loan A 1.22%, due 10/7/13	1,115,385	1,094,471
	Initial Term Loan 1.98%, due 4/7/14	1,206,516	1,181,632
	Knology, Inc. New Term Loan B 4.00%, due 8/18/17	5,273,500	5,082,336
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	537,707	457,723
	MCC Iowa LLC Tranche D1 Term Loan 1.95%, due 1/30/15	1,905,000	1,745,456
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	740,625	710,074
¤	Univision Communications, Inc. Extended Term Loan 4.489%, due 3/31/17	6,098,637	5,166,052
¤	Weather Channel (The) New Term Loan B 4.25%, due 2/13/17	5,639,859	5,550,563
			37,341,669
	Buildings & Real Estate 2.3%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	2,629,643	2,544,180
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	3,308,333	3,258,709
	CB Richard Ellis Services, Inc. New Term Loan D 3.726%, due 9/4/19	3,591,000	3,424,916
	Central Parking Corp.
	Letter of Credit Term Loan 2.563%, due 5/22/14	94,828	79,497
	Term Loan 2.625%, due 5/22/14	257,095	215,531
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	2,064,400	1,961,180
	Realogy Corp.
	Letter of Credit 3.204%, due 10/10/13	137,931	122,471
	Term Loan 3.272%, due 10/10/13	1,163,909	1,033,454
			12,639,938
	Chemicals, Plastics & Rubber 6.2%
	Ashland, Inc. Term Loan B 3.75%, due 8/23/18	2,307,700	2,287,508
	Celanese U.S. Holdings LLC Extended Term Loan C 2.996%, due 10/31/16	1,881,685	1,856,820
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	3,796,426	3,635,078
	Huntsman International LLC
	New Term Loan 1.766%, due 4/21/14	600,535	567,806
	Extended Term Loan B 2.80%, due 4/19/17	1,637,388	1,533,687
	INEOS U.S. Finance LLC
	Term Loan B2 7.501%, due 12/16/13	1,994,187	1,969,259
	Term Loan C2 8.001%, due 12/16/14	2,132,576	2,105,919
	Momentive Specialty Chemicals, Inc. Extended Term Loan C7 4.125%, due 5/5/15	994,805	925,169
¤	Nalco Co. Term Loan B1 4.50%, due 10/5/17	2,872,241	2,860,574
	Rockwood Specialties Group, Inc. New Term Loan B 3.75%, due 2/9/18	4,248,949	4,223,455
	Solutia, Inc. New Term Loan B 3.50%, due 8/1/17	3,012,744	2,946,840
	Styron S.A.R.L. LLC New Term Loan B 6.00%, due 8/2/17	4,342,187	3,927,509
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	5,084,312	4,745,356
			33,584,980
	Containers, Packaging & Glass 2.7%
	Berry Plastics Corp. Term Loan C 2.229%, due 4/3/15	1,969,072	1,793,262
	BWAY Corp. New Term Loan B 4.50%, due 2/23/18	2,993,135	2,862,185
	Graphic Packaging International, Inc.
	Term Loan B 2.242%, due 5/16/14	1,461,445	1,424,909
	Term Loan C 2.994%, due 5/16/14	2,690,476	2,630,901
	Reynolds Group Holdings, Inc.
	Tranche C Term Loan 6.50%, due 8/9/18	1,285,700	1,241,771
	Tranche E Term Loan 6.50%, due 2/9/18	4,975,000	4,803,362
			14,756,390
	Diversified/Conglomerate Manufacturing 0.7%
	Sensus USA, Inc.
	1st Lien Term Loan 4.752%, due 5/9/17	1,492,500	1,429,069
	2nd Lien Term Loan 8.50%, due 5/9/18	200,000	192,000
	Terex Corp. Term Loan B 5.50%, due 4/28/17	1,100,000	1,075,938
	Veyance Technologies, Inc.
	Delayed Draw Term Loan 2.74%, due 7/31/14	120,312	107,529
	Initial Term Loan 2.74%, due 7/31/14	840,000	750,750
			3,555,286
	Diversified/Conglomerate Service 6.4%
	Acosta, Inc. Term Loan 4.752%, due 3/1/18	2,936,939	2,816,525
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	1,985,000	1,910,562
	2nd Lien Term Loan 9.25%, due 6/18/18	1,000,000	960,833
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	1,492,500	1,388,025
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	678,750
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	3,890,250	3,792,994
	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	3,509,694	3,498,288
	Fifth Third Processing Solutions LLC Term Loan B1 4.50%, due 11/3/16	4,168,553	4,026,126
	First Data Corp.
	Term Loan B1 2.985%, due 9/24/14	3,613,020	3,159,134
	Term Loan B3 2.985%, due 9/24/14	890,154	777,400
	ServiceMaster Co.
	Delayed Draw Term Loan 2.74%, due 7/24/14	401,388	374,695
	Term Loan 2.744%, due 7/24/14	4,030,602	3,762,567
¤	SunGard Data Systems, Inc.
	Tranche A 1.977%, due 2/28/14	2,803,946	2,726,838
	Tranche B 3.892%, due 2/26/16	2,467,944	2,365,112
	VeriFone, Inc. Term Loan B 2.99%, due 10/31/13	648,750	645,506
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	1,714,004	1,664,727
			34,548,082
	Ecological 0.3%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.49%, due 2/5/13 (d)	269,864	229,384
	Term Loan B 2.49%, due 2/5/13 (d)	640,927	544,788
	Synagro Technologies, Inc. Term Loan B 2.23%, due 4/2/14	861,450	727,925
			1,502,097
	Electronics 2.6%
	AVG Technologies, Inc. Term Loan 7.50%, due 3/11/16	5,000,000	4,737,500
	Eagle Parent, Inc. New Term Loan 5.00%, due 5/16/18 (d)	3,000,000	2,791,875
	NDS Finance, Ltd. New Term Loan B 4.00%, due 3/12/18	2,089,500	1,995,473
	Rovi Solutions Corp. Tranche B Term Loan 4.00%, due 2/7/18	1,243,750	1,221,984
	Sensata Technologies Finance Co. LLC Term Loan 4.00%, due 5/11/18	3,324,967	3,230,760
			13,977,592
	Finance 2.5%
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/14/16	1,929,741	1,910,444
¤	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	4,000,000	3,730,000
	Term Loan B 3.75%, due 3/9/18	1,990,000	1,883,038
	Istar Financial, Inc. Term Loan A2 7.00%, due 6/30/14	3,916,700	3,706,878
	MSCI, Inc. Term Loan B1 3.75%, due 3/14/17	2,545,865	2,528,891
			13,759,251
	Grocery 0.7%
	Roundy's Supermarkets, Inc. Extended Term Loan 6.973%, due 11/3/13	2,152,267	2,076,937
	SUPERVALU, Inc. Extended Term Loan B2 3.489%, due 10/5/15	1,774,438	1,663,536
			3,740,473
	Healthcare, Education & Childcare 12.4%
	Alliance Healthcare Services, Inc. Term Loan B 7.25%, due 6/1/16	3,206,789	2,895,731
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.489%, due 4/24/15	565,279	544,081
	Term Loan 3.59%, due 4/24/15	2,319,352	2,232,377
	Biomet, Inc. Term Loan B 3.314%, due 3/25/15	3,851,409	3,678,785
	Community Health Systems, Inc.
	Non-Extended Delayed Draw 2.569%, due 7/25/14	238,408	222,746
	Non-Extended Term Loan 2.569%, due 7/25/14	4,639,910	4,335,096
	Extended Term Loan B 3.819%, due 1/25/17	333,525	305,731
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,443,750	7,322,789
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	4,776,000	4,532,223
	Gentiva Health Services, Inc. New Term Loan B 4.75%, due 8/17/16	1,892,922	1,599,519
	Grifols, Inc. Term Loan B 6.00%, due 6/1/17	5,037,375	4,931,590
	HCA, Inc.
	Term Loan A 1.619%, due 11/19/12	535,790	529,494
	Extended Term Loan B2 3.619%, due 3/31/17	1,000,000	940,278
	Extended Term Loan B3 3.619%, due 5/1/18	3,122,019	2,927,870
	Health Management Associates, Inc. Term Loan B 2.119%, due 2/28/14	3,647,820	3,427,813
	IASIS Healthcare LLC Term Loan 5.00%, due 5/3/18	2,388,000	2,223,825
	Lifepoint Hospitals, Inc. Extended Term Loan B 3.08%, due 4/15/15	2,000,000	1,950,000
	Mylan Laboratories, Inc. Term Loan B 3.625%, due 10/2/14	1,274,726	1,271,938
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	2,757,788	2,594,618
	RPI Finance Trust Term Loan Tranche 2 4.00%, due 5/9/18	4,488,750	4,438,252
	Rural/Metro Corp. Term Loan 5.75%, due 6/29/18	2,394,000	2,307,218
	Select Medical Corp. New Term Loan B 5.50%, due 5/25/18	1,995,000	1,805,475
	Universal Health Services, Inc. New Term Loan B 4.00%, due 11/15/16	4,554,797	4,402,972
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	3,456,468	3,387,339
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	573,120	556,500
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	1,146,240	1,112,999
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	788,040	765,187
			67,242,446
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Jarden Corp. New Term Loan B 3.239%, due 3/30/18	2,626,800	2,599,219
	Hotels, Motels, Inns & Gaming 1.4%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/13/18	1,791,000	1,726,716
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.74%, due 11/23/16	980,564	914,376
	Extended Term Loan B 2.74%, due 11/23/16	3,224,982	3,003,842
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	2,094,750	2,068,565
			7,713,499
	Insurance 1.6%
	Asurion Corp.
	New 1st Lien Term Loan 5.50%, due 5/24/18	2,938,636	2,772,113
	New 2nd Lien Term Loan 9.00%, due 5/24/19	1,750,000	1,667,969
	Hub International Holdings, Inc. Add on Term Loan B 6.75%, due 6/13/14	987,406	962,103
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	3,461,538	3,253,846
			8,656,031
	Leisure, Amusement, Motion Pictures & Entertainment 2.7%
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	5,065,142	4,973,337
	Cinemark USA, Inc. Extended Term Loan 3.509%, due 4/29/16	1,901,138	1,856,461
	Regal Cinemas, Inc. Term Loan B 3.369%, due 8/23/17	4,542,375	4,411,781
	Six Flags Theme Parks, Inc. Add on Term Loan B 5.25%, due 6/30/16	3,660,714	3,614,955
			14,856,534
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.7%
	Alliance Laundry Systems LLC Term Loan B 6.25%, due 9/30/16	2,673,684	2,633,579
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	1,512,604	1,495,273
	2nd Lien Term Loan 9.00%, due 10/30/17	200,000	200,333
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	864,533	841,479
	Rexnord Corp.
	Term Loan B2 2.50%, due 7/19/13	1,998,941	1,917,319
	Term Loan B 2.791%, due 7/19/13	1,934,426	1,861,885
			8,949,868
	Mining, Steel, Iron & Non-Precious Metals 1.9%
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,616,875	1,560,284
	Novelis, Inc. New Term Loan B 3.75%, due 3/10/17	4,469,981	4,359,631
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	399,000	393,015
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	3,995,000	3,857,173
			10,170,103
	Oil & Gas 0.6%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	3,484,202	3,416,695

	Personal & Nondurable Consumer Products (Manufacturing Only) 2.1%
	Diversey Holdings, Inc. New Term Loan B 4.00%, due 11/24/15	3,176,301	3,168,360
	Spectrum Brands, Inc. New Term Loan B 5.001%, due 6/17/16	1,081,369	1,065,149
	SRAM LLC
	New Term Loan B 4.755%, due 6/7/18	1,779,174	1,708,007
	2nd Lien Term Loan 8.50%, due 12/7/18	600,000	594,006
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	5,210,625	4,757,301
			11,292,823
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.25%, due 2/3/14	1,347,672	1,254,683

	Personal, Food & Miscellaneous Services 1.2%
¤	Aramark Corp.
	Extended Letter of Credit 0.089%, due 7/26/16	185,120	178,950
	Synthetic Letter of Credit 2.114%, due 1/27/14	254,038	245,782
	Term Loan 2.244%, due 1/27/14	3,185,645	3,082,111
	Extended Term Loan B 3.619%, due 7/26/16	2,814,880	2,721,051
			6,227,894
	Printing & Publishing 2.7%
	Dex Media East LLC New Term Loan 2.802%, due 10/24/14	520,139	288,677
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (d)(e)	485,496	364,122
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (d)(e)(f)	240,957	96,383
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	3,579,515	3,557,143
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	2,461,931	2,421,924
	MediaNews Group New Term Loan 8.50%, due 3/19/14	57,269	55,908
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	1,714,090	1,611,245
	Nielsen Finance LLC
	Class A Term Loan 2.226%, due 8/9/13	111,178	107,634
	Class C Term Loan 3.476%, due 5/2/16	4,908,787	4,736,980
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	1,210,494	837,259
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	553,864	249,239
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	662,542	291,518
			14,618,032
	Retail Store 4.2%
	Academy, Ltd. Term Loan 6.00%, due 8/3/18	3,000,000	2,874,000
	Michaels Stores, Inc.
	Term Loan B1 2.552%, due 10/31/13	1,693,850	1,616,215
	Term Loan B2 4.802%, due 7/31/16	2,155,609	2,050,909
	NBTY, Inc. New Term Loan B 4.25%, due 10/2/17	1,489,994	1,439,707
	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	5,333,891	4,939,034
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 1.99%, due 5/15/14	201,447	195,572
	Term Loan B 1.99%, due 5/15/14	699,585	679,180
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	4,220,000	3,986,140
	Pilot Travel Centers LLC New Term Loan B 4.25%, due 3/30/18	3,207,750	3,164,981
	Yankee Candle Co., Inc. (The) Term Loan B 2.24%, due 2/6/14	1,578,512	1,507,479
			22,453,217
	Telecommunications 2.1%
¤	MetroPCS Wireless, Inc.
	Tranche B3 4.00%, due 3/16/18	1,857,900	1,780,487
	Extended Term Loan B 4.071%, due 11/4/16	4,644,508	4,489,692
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	3,277,744	3,221,750
	Windstream Corp. Tranche B2 2.996%, due 12/17/15	1,960,000	1,933,867
			11,425,796
	Textiles & Leather 0.1%
	Phillips-Van Heusen Corp. New Term Loan B1 3.50%, due 5/6/16	527,017	523,986

	Utilities 2.9%
	AES Corp. New Term Loan 4.25%, due 6/1/18	1,513,474	1,476,583
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,789,103	2,733,321
	Calpine Corp. Term Loan B2 4.50%, due 4/2/18	1,995,000	1,884,278
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.746%, due 2/10/14	494,845	472,268
	Term Loan B 2.392%, due 2/10/14	959,923	916,126
	Equipower Resources Holdings LLC Term Loan B 5.75%, due 1/26/18	1,156,387	1,127,477
	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	4,081,770	3,975,901
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.75%, due 10/10/17	2,792,822	1,866,828
	TPF Generation Holdings LLC
	Synthetic Revolver 2.369%, due 12/15/11	7,583	7,083
	Synthetic Letter of Credit 2.369%, due 12/13/13	24,191	22,594
	Term Loan B 2.369%, due 12/13/13	39,186	36,600
	2nd Lien Term Loan C 4.619%, due 12/15/14	500,000	447,000
	TPF II LC LLC Term Loan B 3.119%, due 10/15/14 (d)	479,724	453,339
			15,419,398
	Total Floating Rate Loans (Cost $464,163,676)		446,095,385

	Foreign Floating Rate Loans 2.8% (c)
	Broadcasting & Entertainment 0.5%
	UPC Financing Partnership
	Term Loan T 3.722%, due 12/30/16	1,020,716	965,853
	Term Loan X 3.722%, due 12/29/17	1,896,576	1,806,488
			2,772,341
	Containers, Packaging & Glass 0.0%‡
	BWAY Corp. Canadian Term Loan C 4.50%, due 2/23/18	265,740	254,114

	Electronics 0.4%
	Flextronics International, Ltd.
	Term Loan A 2.473%, due 10/1/14	1,529,670	1,479,191
	Delayed Draw A1-A Term Loan 2.489%, due 10/1/14	439,560	424,176
			1,903,367
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Bombardier Recreational Products, Inc. Term Loan 2.75%, due 6/28/13 (d)	387,896	368,501

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 3.989%, due 7/31/14	1,962,410	600,498

	Telecommunications 1.7%
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	6,783,000	6,511,680
	Telesat Canada
	U.S. Term I Loan 3.24%, due 10/31/14	2,671,010	2,585,872
	U.S. Term II Loan 3.24%, due 10/31/14	229,444	222,130
			9,319,682
	Total Foreign Floating Rate Loans (Cost $17,068,623)		15,218,503

	Yankee Bonds 0.6% (g)
	Aerospace & Defense 0.3%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	1,600,000	1,688,000

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources August 2006 Pty, Ltd. 6.375%, due 2/1/16 (a)	1,500,000	1,350,000

	Total Yankee Bonds (Cost $3,100,000)		3,038,000

	Total Long-Term Bonds (Cost $527,193,211)		506,653,656
		Shares	Value
	Common Stocks 0.0%‡
	Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
	MGM Studios, Inc. (d)(e)	10,945	218,900

	Printing & Publishing 0.0%‡
	F&W Publications, Inc. (d)(e)	1,650	16

	Total Common Stocks (Cost $278,010)		218,916

		Principal Amount	Value
	Short-Term Investments 6.6%
	Other Commercial Paper 1.4%
	Basin Electric Power Cooperative, Inc. 0.14%, due 10/7/11 (a)(h)	$5,000,000	4,999,922
	Danaher Corp. 0.13%, due 10/17/11 (h)	2,726,000	2,725,862

	Total Other Commercial Paper (Cost $7,725,726)		7,725,784

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $1,409,064 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.90% and a maturity date of 9/12/14, with a Principal Amount of $1,440,000 and a Market Value of $1,442,117)	1,409,063	1,409,063

	Total Repurchase Agreement (Cost $1,409,063)		1,409,063

	U.S. Government 4.9%
	United States Treasury Bills
	0.003%, due 11/17/11 (h)	3,448,000	3,447,989
	0.005%, due 11/10/11 (h)	6,600,000	6,599,965
	0.008%, due 10/13/11 (h)	2,500,000	2,499,995
	0.013%, due 12/22/11 (h)	13,762,000	13,761,587
	0.014%, due 12/15/11 (h)	136,000	135,996

	Total U.S. Government (Cost $26,445,741)		26,445,532

	Total Short-Term Investments (Cost $35,580,530)		35,580,379

	Total Investments (Cost $563,051,751) (i)	100.3%	542,452,951
	Other Assets, Less Liabilities	(0.3)	(1,634,554)
	Net Assets	100.0%	$540,818,397

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Illiquid security. The total market value of these securities at September 30, 2011 is $9,087,197, which represents 1.7% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of these securities at September 30, 2011 is $679,421, which represents 0.1% of the Portfolio's net assets.
(f)	PIK ("Payment in Kind") - security which may pay all or a portion of interest in additional securities.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At September 30, 2011, cost is $563,001,035 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,315,608
Gross unrealized depreciation	(21,863,692)
Net unrealized depreciation	$(20,548,084)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$42,301,768	$—	$42,301,768
Floating Rate Loans (b)	—	445,634,880	460,505	446,095,385
Foreign Floating Rate Loans	—	15,218,503	—	15,218,503
Yankee Bonds	—	3,038,000	—	3,038,000
Total Long-Term Bonds	—	506,193,151	460,505	506,653,656
Common Stocks (c)	—	—	218,916	218,916
Short-Term Investments
Other Commercial Paper	—	7,725,784	—	7,725,784
Repurchase Agreement	—	1,409,063	—	1,409,063
U.S. Government	—	26,445,532	—	26,445,532
Total Short-Term Investments	—	35,580,379	—	35,580,379
Total Investments in Securities	$—	$541,773,530	$679,421	$542,452,951

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 securities valued at $460,505 are held in Printing & Publishing within the Floating Rate Loan section of the Portfolio of Investments.
(c) The level 3 securities valued at $218,900 and $16 are held in Leisure, Amusement, Motion Pictures & Entertainment and Printing & Publishing within the Common Stock section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.
For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Long-Term Bonds
Floating Rate Loans
Printing & Publishing	$725,651	$-	$-	$(265,949)	$21,727	(a)	$(20,924)	(b)	$-	$-	$460,505	$(265,949)
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	259,944	-	-	(41,044)	-		-		-	-	218,900	(41,044)
Printing & Publishing	7,524	-	-	(7,508)	-		-		-	-	16	(7,508)
Total	$993,119	$-	$-	$(314,501)	$21,727		$(20,924)		$-	$-	$679,421	$(314,501)

(a) Purchases include paid-in-kind interest.
(b) Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments ††† September 30, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.5%†
	Asset-Backed Securities 0.9%
	Diversified Financial Services 0.2%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	$650,154	$684,289

	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	254,405	254,489

	Utilities 0.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,995,000	2,420,404

	Total Asset-Backed Securities (Cost $2,940,973)		3,359,182

	Corporate Bonds 5.2%
	Agriculture 1.3%
	Altria Group, Inc. 9.70%, due 11/10/18	3,600,000	4,770,688

	Auto Manufacturers 1.0%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,551,755

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,066,668

	Electric 1.1%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,710,000	3,773,905

	Pipelines 0.8%
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,846,286

	Real Estate Investment Trusts 0.7%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,440,430

	Total Corporate Bonds (Cost $17,569,569)		18,449,732

	Mortgage-Backed Securities 5.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.6%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	89,881	89,857
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,380,000	1,492,505
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (c)	2,500,000	2,536,697
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.882%, due 8/25/36 (d)	875,237	727,299
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	843,237
	Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,500,000	1,608,956
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	530,000	576,858
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,270,248
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (d)	2,000,000	2,125,810
	GS Mortgage Securities Corp. II Series 2011-GC5, Class A2 2.999%, due 8/10/44 (e)	800,000	803,128
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (c)	600,000	609,779
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	490,000	514,767
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	2,000,000	2,093,120
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	1,000,000	1,049,924
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.64%, due 2/25/42 (b)(c)(e)(f)	1,297,432	1,229,316
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/15 (c)	800,000	822,523
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,500,000	1,597,524

	Total Mortgage-Backed Securities (Cost $20,077,187)		19,991,548

	U.S. Government & Federal Agencies 86.8%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	122,139	122,867

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.8%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,769,954

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	981,188	127,543
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	166,184	24,220
			151,763
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 17.5%
	2.375%, due 3/1/35 (b)	53,322	56,010
	3.50%, due 10/1/25	1,466,489	1,530,174
¤	3.50%, due 11/1/25	6,702,284	6,993,342
	4.00%, due 3/1/25	4,043,668	4,293,565
	4.00%, due 7/1/25	1,579,149	1,676,739
	4.00%, due 12/1/40	5,977,927	6,296,750
¤	4.00%, due 2/1/41	10,269,743	10,803,494
¤	4.00%, due 3/1/41	11,810,349	12,440,234
	4.50%, due 3/1/41	1,484,159	1,575,729
	4.50%, due 5/1/41	2,661,588	2,838,279
	5.00%, due 1/1/20	1,215,655	1,314,545
	5.00%, due 6/1/33	2,593,525	2,799,435
	5.00%, due 8/1/33	1,498,470	1,615,788
	5.00%, due 5/1/36	975,459	1,050,457
	5.00%, due 10/1/39	2,413,332	2,634,328
	5.057%, due 6/1/35 (b)	689,737	733,136
	5.443%, due 2/1/37 (b)	264,789	278,050
	5.50%, due 1/1/21	906,717	983,749
	5.50%, due 1/1/33	2,354,968	2,565,958
	6.50%, due 4/1/37	242,675	269,935
			62,749,697
	Federal National Mortgage Association 1.0%
	4.625%, due 5/1/13	3,285,000	3,490,483

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 47.2%
	2.028%, due 11/1/34 (b)	349,222	365,760
	2.356%, due 4/1/34 (b)	502,032	528,130
¤	3.50%, due 11/1/20	8,064,457	8,483,583
	3.50%, due 10/1/25	3,328,983	3,481,299
¤	3.50%, due 11/1/25	23,993,563	25,091,371
	3.50%, due 2/1/41	976,158	1,003,857
	4.00%, due 9/1/31	4,955,513	5,244,017
	4.00%, due 2/1/41	682,626	720,021
	4.50%, due 7/1/18	3,695,604	3,958,697
	4.50%, due 11/1/18	3,049,075	3,266,141
	4.50%, due 6/1/23	3,918,473	4,177,839
	4.50%, due 7/1/39	5,526,999	5,972,901
	4.50%, due 9/1/40	5,381,012	5,815,136
	4.50%, due 12/1/40	3,691,262	3,936,000
¤	4.50%, due 1/1/41	8,894,644	9,612,237
	5.00%, due 11/1/17	1,916,805	2,073,930
	5.00%, due 9/1/20	158,559	171,457
	5.00%, due 11/1/33	4,806,854	5,195,058
	5.00%, due 6/1/35	3,893,403	4,206,619
	5.00%, due 10/1/35	1,142,025	1,233,006
	5.00%, due 1/1/36	520,529	561,998
	5.00%, due 2/1/36	6,290,254	6,791,378
	5.00%, due 5/1/36	6,177,702	6,669,859
	5.00%, due 3/1/40	3,801,657	4,148,479
	5.00%, due 2/1/41	5,110,112	5,619,420
	5.50%, due 11/1/17	1,280,014	1,378,970
	5.50%, due 6/1/19	1,055,156	1,158,136
	5.50%, due 11/1/19	1,111,970	1,220,494
	5.50%, due 4/1/21	1,874,248	2,037,255
	5.50%, due 6/1/21	201,775	218,945
¤	5.50%, due 6/1/33	6,355,176	6,946,406
	5.50%, due 11/1/33	3,982,993	4,353,535
	5.50%, due 12/1/33	4,012,286	4,385,554
	5.50%, due 6/1/34	1,103,387	1,205,347
	5.50%, due 3/1/35	1,736,491	1,896,954
	5.50%, due 12/1/35	793,894	866,759
	5.50%, due 4/1/36	4,573,971	4,993,775
	5.50%, due 1/1/37	678,715	754,371
	5.50%, due 7/1/37	519,813	577,756
	5.50%, due 8/1/37	1,012,102	1,104,994
	6.00%, due 12/1/16	81,256	88,295
	6.00%, due 1/1/33	518,140	575,491
	6.00%, due 3/1/33	662,896	735,856
	6.00%, due 9/1/34	92,452	102,425
¤	6.00%, due 8/1/35 TBA (h)	6,450,000	7,062,750
	6.00%, due 9/1/35	1,982,702	2,216,153
	6.00%, due 10/1/35	229,441	256,539
	6.00%, due 4/1/36	1,809,075	1,996,880
	6.00%, due 6/1/36	1,896,491	2,088,630
	6.00%, due 11/1/36	1,549,641	1,724,073
	6.00%, due 4/1/37	365,553	399,389
	6.50%, due 10/1/31	192,824	217,459
	6.50%, due 7/1/32	68,728	77,337
	6.50%, due 2/1/37	203,059	225,194
	6.50%, due 8/1/47	284,230	309,707
			169,503,622
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.3%
	Series 2006-32, Class A 5.079%, due 1/16/30	1,084,018	1,116,657

	Government National Mortgage Association (Mortgage Pass-Through Securities) 11.7%
	4.00%, due 7/15/39	1,776,701	1,903,405
	4.00%, due 9/20/40	3,908,631	4,190,427
	4.00%, due 1/15/41	4,742,264	5,080,457
¤	4.50%, due 5/20/40	15,086,843	16,379,059
	5.00%, due 4/15/34	2,856,371	3,154,259
	5.00%, due 5/1/38 TBA (h)	1,800,000	1,976,625
	5.50%, due 6/15/33	1,819,406	2,021,874
	5.50%, due 12/15/35	961,154	1,066,011
	5.50%, due 4/1/36 TBA (h)	3,810,000	4,208,860
	6.00%, due 8/15/32	449,315	503,884
	6.00%, due 10/15/32	599,485	671,911
	6.50%, due 7/15/28	73,503	84,812
	6.50%, due 8/15/28	116,963	134,977
	6.50%, due 7/15/32	425,517	492,082
			41,868,643
¤	Overseas Private Investment Corporation 2.3%
	5.142%, due 12/15/23 (i)	6,898,281	8,086,096

	Tennessee Valley Authority 3.5%
	3.875%, due 2/15/21	2,750,000	3,096,068
	4.65%, due 6/15/35 (i)	4,395,000	5,165,031
	6.25%, due 12/15/17 (i)	3,485,000	4,392,867
			12,653,966
	United States Treasury Notes 2.5%
	0.375%, due 8/31/12	5,155,000	5,164,465
	2.00%, due 7/15/14 T.I.P.S. (j)	3,595,530	3,868,283
			9,032,748
	Total U.S. Government & Federal Agencies (Cost $295,930,619)		311,546,496

	Total Long-Term Bonds (Cost $336,518,348)		353,346,958

	Short-Term Investment 6.8%
	Repurchase Agreement 6.8%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $24,454,338 (Collateralized by a Federal Home Loan Mortgage Corp. Security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $24,930,000 and a Market Value of $24,944,385)	24,454,318	24,454,318

	Total Short-Term Investment (Cost $24,454,318)		24,454,318

	Total Investments (Cost $360,972,666) (k)	105.3%	377,801,276

	Other Assets, Less Liabilities	(5.3)	(18,939,033)
	Net Assets	100.0%	$358,862,243

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities - The total market value of these securities at September 30, 2011 is $254,489, which represents 0.1% of the Portfolio's net assets.
(b)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2011.

(e)	Fair valued security. The total market value of these securities at September 30, 2011 is $2,032,444, which represents 0.6% of the Portfolio's net assets.
(f)	Illiquid security - The total market value of this security at September 30, 2011 is $1,229,316, which represents 0.3% of the Portfolio's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at September 30, 2011 is $13,248,235, which represents 3.7% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	At September 30, 2011, cost is $360,972,666 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$17,219,955
Gross unrealized depreciation	(391,345)
Net unrealized appreciation	$16,828,610

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,359,182	$—	$3,359,182
Corporate Bonds	—	18,449,732	—	18,449,732
Mortgage-Backed Securities (b)	—	17,959,104	2,032,444	19,991,548
U.S. Government & Federal Agencies	—	311,546,496	—	311,546,496
Total Long-Term Bonds	—	351,314,514	2,032,444	353,346,958
Short-Term Investment
Repurchase Agreement	—	24,454,318	—	24,454,318
Total Investments in Securities	$—	$375,768,832	$2,032,444	$377,801,276

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 securities valued at $2,032,444 are held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Long-Term Bonds
Mortgage-Backed Securities Commercial Mortgage Loans (Collateralized Mortgage Obligations)	$1,286,399	$467	$805	$(15,032)	$807,979	$(48,174	)(a)	$-	$-	$2,032,444	$(62,402)
Total	$1,286,399	$467	$805	$(15,032)	$807,979	$(48,174)		$-	$-	$2,032,444	$(62,402)

(a)   Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
MainStay 130/30 Core Fund Class I (a)	3,606,633	$25,607,097
MainStay 130/30 International Fund Class I (a)	2,759,022	16,029,918
MainStay Epoch Global Choice Fund Class I (a)	161,763	2,198,361
MainStay Epoch International Small Cap Fund Class I	170,593	2,666,365
MainStay Epoch U.S. All Cap Fund Class I	1,101,630	22,858,829
MainStay ICAP Equity Fund Class I	173,238	5,493,367
MainStay ICAP International Fund Class I	572,662	14,379,554
MainStay MAP Fund Class I	1,584,608	44,369,011
MainStay VP Common Stock Portfolio Initial Class	355,084	5,185,303
MainStay VP Growth Equity Portfolio Initial Class	6,029	134,608
MainStay VP ICAP Select Equity Portfolio Initial Class	966,555	10,538,596
MainStay VP International Equity Portfolio Initial Class	504,151	5,186,585
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,294,968	31,312,288
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,445,732	14,874,652
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	2,109,947	16,627,775

Total Equity Funds (Cost $233,057,657)		217,462,309

Total Investments (Cost $233,057,657) (c)	100.0%	217,462,309

Other Assets, Less Liabilities	0.0 ‡	82,542
Net Assets	100.0%	$217,544,851

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2011, cost is $235,671,698 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$-
Gross unrealized depreciation	(18,209,389)
Net unrealized depreciation	$(18,209,389)

The following is a summary of the fair valuations according to the inputs used as of  September 30, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$217,462,309	$—	$—	$217,462,309
Total Investments in Securities	$217,462,309	$—	$—	$217,462,309

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio

Portfolio of Investments ††† September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 5.3%
	Goodrich Corp.	49,212	$5,938,904
	Precision Castparts Corp.	44,099	6,855,631
¤	United Technologies Corp.	107,926	7,593,673
			20,388,208
	Beverages 2.7%
¤	PepsiCo., Inc.	168,642	10,438,940

	Biotechnology 2.4%
	Alexion Pharmaceuticals, Inc. (a)	81,402	5,214,612
	Gilead Sciences, Inc. (a)	100,053	3,882,057
			9,096,669
	Capital Markets 0.8%
	TD Ameritrade Holding Corp.	213,340	3,137,165

	Chemicals 2.8%
	Monsanto Co.	102,187	6,135,307
	Praxair, Inc.	47,791	4,467,503
			10,602,810
	Communications Equipment 2.9%
¤	QUALCOMM, Inc.	227,192	11,048,347

	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)(b)	66,542	25,364,480
	EMC Corp. (a)	251,799	5,285,261
			30,649,741
	Consumer Finance 2.6%
¤	American Express Co.	222,755	10,001,700

	Diversified Financial Services 0.9%
	Citigroup, Inc.	44,115	1,130,226
	IntercontinentalExchange, Inc. (a)	18,739	2,216,074
			3,346,300
	Energy Equipment & Services 5.0%
	Baker Hughes, Inc.	101,795	4,698,857
	FMC Technologies, Inc. (a)	143,428	5,392,893
	Nabors Industries, Ltd. (a)	180,366	2,211,287
	Schlumberger, Ltd.	119,000	7,107,870
			19,410,907
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	85,147	6,992,272

	Food Products 3.2%
	Green Mountain Coffee Roasters, Inc. (a)	28,160	2,617,190
	Mead Johnson Nutrition Co.	83,211	5,727,413
	Sara Lee Corp.	234,942	3,841,302
			12,185,905
	Health Care Equipment & Supplies 2.7%
	Cooper Cos., Inc. (The)	48,683	3,853,259
	Covidien PLC	151,868	6,697,379
			10,550,638
	Health Care Providers & Services 2.7%
	AmerisourceBergen Corp.	77,915	2,903,892
	Express Scripts, Inc. (a)	93,384	3,461,745
	Humana, Inc.	54,233	3,944,366
			10,310,003
	Health Care Technology 1.1%
	Cerner Corp. (a)	64,952	4,450,511

	Hotels, Restaurants & Leisure 4.8%
	Las Vegas Sands Corp. (a)	105,411	4,041,458
¤	McDonald's Corp.	102,519	9,003,219
	Starbucks Corp.	144,433	5,385,906
			18,430,583
	Industrial Conglomerates 3.5%
	Danaher Corp.	152,159	6,381,548
	General Electric Co.	197,816	3,014,716
	Tyco International, Ltd.	104,365	4,252,874
			13,649,138
	Internet & Catalog Retail 3.3%
¤	Amazon.com, Inc. (a)	40,334	8,721,421
	Priceline.com, Inc. (a)	8,586	3,859,063
			12,580,484
	Internet Software & Services 2.4%
¤	Google, Inc. Class A (a)	18,332	9,429,614

	IT Services 8.5%
	Accenture PLC Class A	61,764	3,253,727
	Cognizant Technology Solutions Corp. Class A (a)	104,368	6,543,874
	Genpact, Ltd. (a)	258,056	3,713,426
¤	International Business Machines Corp.	61,482	10,761,194
	MasterCard, Inc. Class A	14,369	4,557,272
	Teradata Corp. (a)	73,032	3,909,403
			32,738,896
	Machinery 0.9%
	Caterpillar, Inc.	49,104	3,625,839

	Media 2.8%
	DIRECTV Class A (a)	110,710	4,677,497
	Viacom, Inc. Class B	160,351	6,211,998
			10,889,495
	Metals & Mining 0.9%
	Freeport-McMoRan Copper & Gold, Inc.	108,990	3,318,746

	Multiline Retail 1.7%
	Dollar Tree, Inc. (a)	33,072	2,484,038
	Macy's, Inc.	154,381	4,063,308
			6,547,346
	Oil, Gas & Consumable Fuels 3.9%
	Marathon Petroleum Corp.	78,052	2,112,087
	Occidental Petroleum Corp.	102,708	7,343,622
	Pioneer Natural Resources Co.	45,463	2,990,102
	Southwestern Energy Co. (a)	80,685	2,689,231
			15,135,042
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	47,576	4,179,076

	Pharmaceuticals 3.1%
	Perrigo Co.	39,809	3,865,852
	Sanofi, Sponsored ADR (c)	110,753	3,632,698
	Shire PLC, Sponsored ADR (c)	45,920	4,313,266
			11,811,816
	Professional Services 0.6%
	Verisk Analytics, Inc. Class A (a)	66,546	2,313,804

	Road & Rail 1.6%
	Union Pacific Corp.	75,118	6,134,887

	Software 8.1%
	Check Point Software Technologies, Ltd. (a)	76,432	4,032,552
	Citrix Systems, Inc. (a)	68,031	3,709,730
	Microsoft Corp.	231,748	5,768,208
¤	Oracle Corp.	481,563	13,840,121
	Salesforce.com, Inc. (a)	31,944	3,650,560
			31,001,171
	Specialty Retail 1.6%
	Home Depot, Inc. (The)	189,672	6,234,519

	Textiles, Apparel & Luxury Goods 1.8%
	Coach, Inc.	131,468	6,813,986

	Wireless Telecommunication Services 2.2%
	American Tower Corp. Class A (a)	117,620	6,327,956
	Vodafone Group PLC, Sponsored ADR (c)	77,581	1,989,953
			8,317,909
	Total Common Stocks (Cost $361,365,075)		375,762,467

		Principal Amount	Value
	Short-Term Investments 1.4%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $44,096 (Collateralized by a United States Treasury Bill with a rate of 0.02% and a maturity date of 12/29/11, with a Principal Amount of $45,000 and a Market Value of $44,998)	$44,096	44,096

	Total Repurchase Agreement (Cost $44,096)		44,096

	U.S. Government 1.4%
	United States Treasury Bills
	0.014%, due 10/27/11 (b)(d)	800,000	799,992
	0.021%, due 1/12/12 (d)	4,400,000	4,399,736
	Total U.S. Government (Cost $5,199,763)		5,199,728

	Total Short-Term Investments (Cost $5,243,859)		5,243,824
	Total Investments (Cost $366,608,934) (f)	99.1%	381,006,291

	Other Assets, Less Liabilities	0.9	3,402,954
	Net Assets	100.0%	$384,409,245

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts (0.0%) ‡
	Standard & Poor's 500 Index
	Mini December 2011	58	$(34,113)
	Total Futures Contracts
	(Settlement Value $3,265,400)		$(34,113)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(c)	ADR - American Depositary Receipt.
(d)	Interest rate presented is yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2011.
(f)	At September 30, 2011, cost is $367,616,760 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$44,159,289
Gross unrealized depreciation	(30,769,758)
Net unrealized appreciation	$13,389,531

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$375,762,467	$—	$—	$375,762,467
Short-Term Investments
Repurchase Agreement	—	44,096	—	44,096
U.S. Government	—	5,199,728	—	5,199,728
Total Short-Term Investments	—	5,243,824	—	5,243,824
Total Investments in Securities	$375,762,467	$5,243,824	$—	$381,006,291

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(34,113)	$—	$—	$(34,113)
Total Investments in Other Financial Instruments	$(34,113)	$—	$—	$(34,113)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.3%†
	Convertible Bonds 0.8%
	Holding Company - Diversified 0.5%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	$9,730,000	$9,037,224

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)	1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)	9,032,054	903
			1,090
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	2,634,000	2,578,028

	Retail 0.2%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	3,306,112

	Total Convertible Bonds (Cost $14,683,250)		14,922,454

	Corporate Bonds 81.7%
	Advertising 0.5%
	Lamar Media Corp.
	6.625%, due 8/15/15	715,000	704,275
	Series B 6.625%, due 8/15/15	1,945,000	1,910,963
	7.875%, due 4/15/18	3,775,000	3,775,000
	9.75%, due 4/1/14	3,297,000	3,634,942
			10,025,180
	Aerospace & Defense 1.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,480,000
	BE Aerospace, Inc. 8.50%, due 7/1/18	2,660,000	2,846,200
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (f)	4,865,000	4,913,650
	TransDigm, Inc. 7.75%, due 12/15/18	9,065,000	9,223,638
			20,463,488
	Agriculture 0.2%
	American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, due 5/1/18 (f)	3,830,000	3,351,250

	Apparel 0.6%
	Hanesbrands, Inc. 8.00%, due 12/15/16	3,795,000	4,013,213
	Unifi, Inc. 11.50%, due 5/15/14	6,591,000	6,673,387
			10,686,600
	Auto Manufacturers 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc. 8.25%, due 6/15/21 (f)	2,325,000	1,790,250
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,175,363
	Oshkosh Corp.
	8.25%, due 3/1/17	2,810,000	2,725,700
	8.50%, due 3/1/20	905,000	877,850
			6,569,163
	Auto Parts & Equipment 2.6%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,515,050
	10.75%, due 8/15/16 (f)	2,493,000	2,542,860
	Allison Transmission, Inc.
	7.125%, due 5/15/19 (f)	4,855,000	4,393,775
	11.00%, due 11/1/15 (f)	2,935,000	3,037,725
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	4,065,000	4,146,300
	Dana Holding Corp.
	6.50%, due 2/15/19	3,089,000	2,934,550
	6.75%, due 2/15/21	2,319,000	2,203,050
	Delphi Corp. 5.875%, due 5/15/19 (f)	7,825,000	7,277,249
	Exide Technologies 8.625%, due 2/1/18	3,945,000	3,668,850
	FleetPride Corp. 11.50%, due 10/1/14 (f)	7,680,000	7,411,200
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (b)(e)(g)	2,681,000	4,022
	Tenneco, Inc.
	6.875%, due 12/15/20	3,030,000	2,939,100
	7.75%, due 8/15/18	3,395,000	3,411,975
	TRW Automotive, Inc. 8.875%, due 12/1/17 (f)	3,050,000	3,248,250
			48,733,956
	Banks 1.6%
¤	Ally Financial, Inc.
	(zero coupon), due 12/1/12	1,090,000	989,175
	6.25%, due 12/1/17	1,040,000	905,954
	7.50%, due 9/15/20	5,817,000	5,264,385
	8.30%, due 2/12/15	11,120,000	10,994,900
	GMAC LLC 8.00%, due 11/1/31	7,390,000	6,612,726
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (f)	2,075,000	1,794,875
	10.25%, due 4/15/17 (f)	3,255,000	3,173,625
			29,735,640
	Beverages 0.8%
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,620,000	1,777,950
	Cott Beverages, Inc.
	8.125%, due 9/1/18	2,905,000	2,963,100
	8.375%, due 11/15/17	9,750,000	9,945,000
			14,686,050
	Building Materials 1.7%
	Building Materials Corp. of America
	6.875%, due 8/15/18 (f)	4,820,000	4,675,400
	7.00%, due 2/15/20 (f)	955,000	952,612
	7.50%, due 3/15/20 (f)	5,640,000	5,640,000
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (f)	5,300,000	5,194,000
	Texas Industries, Inc. 9.25%, due 8/15/20	16,640,000	12,937,600
	USG Corp. 9.75%, due 8/1/14 (f)	2,830,000	2,688,500
			32,088,112
	Chemicals 1.6%
	CF Industries, Inc.
	6.875%, due 5/1/18	2,580,000	2,879,925
	7.125%, due 5/1/20	570,000	649,088
	Georgia Gulf Corp. 9.00%, due 1/15/17 (f)	6,320,000	6,383,200
	Huntsman International LLC 5.50%, due 6/30/16	1,005,000	937,162
	Nalco Co. 8.25%, due 5/15/17	575,000	626,750
	Olin Corp. 8.875%, due 8/15/19	3,725,000	4,116,125
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (f)	13,455,000	13,152,262
	PolyOne Corp. 7.375%, due 9/15/20	1,200,000	1,206,000
			29,950,512
	Coal 1.1%
	Arch Coal, Inc.
	7.25%, due 10/1/20	1,110,000	1,065,600
	8.75%, due 8/1/16	2,070,000	2,194,200
	Consol Energy, Inc. 8.00%, due 4/1/17	10,400,000	10,868,000
	Peabody Energy Corp.
	6.50%, due 9/15/20	3,485,000	3,663,606
	7.375%, due 11/1/16	845,000	928,444
	7.875%, due 11/1/26	2,235,000	2,436,150
			21,156,000
	Commercial Services 3.2%
	AE Escrow Corp. 9.75%, due 3/15/20 (f)	2,260,000	2,169,600
	Avis Budget Car Rental LLC 8.25%, due 1/15/19	1,000,000	915,000
	Cenveo Corp. 8.875%, due 2/1/18	4,225,000	3,327,187
	Corrections Corp. of America
	6.25%, due 3/15/13	1,030,000	1,030,000
	7.75%, due 6/1/17	1,455,000	1,536,844
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (b)(c)(e)(g)	2,412,000	173,664
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,913,529
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	6,455,000	5,938,600
	iPayment, Inc. 10.25%, due 5/15/18 (f)	2,895,000	2,648,925
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (f)	7,845,000	7,452,750
	Lender Processing Services, Inc. 8.125%, due 7/1/16	5,430,000	5,104,200
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (b)(e)(g)	150,000	7,800
	9.75%, due 1/15/49 (b)(e)(g)	8,530,000	443,560
	RR Donnelley & Sons Co. 7.25%, due 5/15/18	4,590,000	4,148,212
	Service Corp. International 7.625%, due 10/1/18	1,618,000	1,711,035
	Speedy Cash, Inc. 10.75%, due 10/15/18 (f)	3,870,000	3,899,025
	Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (f)(h)	4,880,000	4,392,000
	United Rentals North America, Inc. 9.25%, due 12/15/19	2,450,000	2,541,875
	Valassis Communications, Inc. 6.625%, due 2/1/21	3,740,000	3,496,900
			59,850,706
	Computers 0.6%
	iGate Corp. 9.00%, due 5/1/16 (f)	5,140,000	4,780,200
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	3,625,000	3,579,687
	10.625%, due 5/15/15	3,425,000	3,570,563
			11,930,450
	Distribution & Wholesale 0.8%
	ACE Hardware Corp. 9.125%, due 6/1/16 (f)	5,685,000	5,898,188
	American Tire Distributors, Inc. 9.75%, due 6/1/17	8,615,000	8,528,850
			14,427,038
	Diversified Financial Services 0.2%
	Community Choice Financial, Inc. 10.75%, due 5/1/19 (f)	3,835,000	3,719,950

	Electric 4.0%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	6,070,956	3,369,381
¤	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (f)	13,635,000	13,975,875
	Calpine Corp. 7.25%, due 10/15/17 (f)	12,897,000	12,445,605
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	11,131,000	10,852,725
	GenOn Energy, Inc. 9.50%, due 10/15/18	9,010,000	8,469,400
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (f)	1,615,000	1,659,413
	PNM Resources, Inc. 9.25%, due 5/15/15	2,825,000	3,114,562
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,644,787
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,207,850
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	2,975,000	2,908,062
	7.875%, due 6/15/17	14,950,000	13,754,000
			74,401,660
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,240,000
	9.25%, due 6/15/19	4,810,000	5,194,800
			7,434,800
	Electronics 0.2%
	Stoneridge, Inc. 9.50%, due 10/15/17 (f)	3,110,000	3,172,200

	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 7.625%, due 4/1/19	7,457,000	5,704,605

	Engineering & Construction 0.3%
	New Enterprise Stone & Lime Co. 11.00%, due 9/1/18 (f)	7,595,000	6,019,038

	Entertainment 3.1%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	3,002,000	2,904,435
	Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, due 7/1/19 (f)	970,000	914,225
	FireKeepers Development Authority 13.875%, due 5/1/15 (f)	870,000	983,100
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	7,325,000	7,398,250
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	8,990,000	8,787,725
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	1,210,000	756,250
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (f)	9,265,000	9,542,950
	Peninsula Gaming LLC
	8.375%, due 8/15/15	1,665,000	1,656,675
	10.75%, due 8/15/17	5,847,000	5,642,355
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	2,305,000	2,218,562
	8.625%, due 8/1/17	550,000	554,125
	Production Resource Group, Inc. 8.875%, due 5/1/19 (f)	6,090,000	5,496,225
	Speedway Motorsports, Inc. 8.75%, due 6/1/16	2,985,000	3,111,862
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (b)(e)	500,567	350,397
	Vail Resorts, Inc. 6.50%, due 5/1/19 (f)	660,000	650,100
	WMG Acquisition Corp.
	9.50%, due 6/15/16 (f)	1,865,000	1,888,313
	11.50%, due 10/1/18 (f)	4,190,000	3,854,800
			56,710,349
	Environmental Controls 0.4%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,524,000	2,631,270
	Darling International, Inc. 8.50%, due 12/15/18	3,600,000	3,879,000
			6,510,270
	Finance - Auto Loans 1.7%
	Credit Acceptance Corp.
	9.125%, due 2/1/17	1,070,000	1,053,950
	9.125%, due 2/1/17 (f)	2,130,000	2,092,725
¤	Ford Motor Credit Co. LLC
	7.00%, due 4/15/15	1,465,000	1,538,250
	7.25%, due 10/25/11	8,545,000	8,555,664
	7.50%, due 8/1/12	60,000	61,193
	8.00%, due 6/1/14	3,015,000	3,196,512
	12.00%, due 5/15/15	4,455,000	5,346,000
	General Motors Financial Co., Inc. 6.75%, due 6/1/18 (f)	8,850,000	8,673,000
			30,517,294
	Finance - Consumer Loans 0.4%
	SLM Corp.
	8.00%, due 3/25/20	2,540,000	2,507,481
	8.45%, due 6/15/18	4,085,000	4,249,086
			6,756,567
	Finance - Investment Banker/Broker 0.4%
	E*Trade Financial Corp. 6.75%, due 6/1/16	4,875,000	4,862,813
	Oppenheimer Holdings, Inc. 8.75%, due 4/15/18	2,721,000	2,652,975
			7,515,788
	Finance - Leasing Companies 0.2%
	International Lease Finance Corp. 8.75%, due 3/15/17	4,290,000	4,311,450

	Finance - Other Services 0.7%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15	9,465,000	9,465,000
	SquareTwo Financial Corp. 11.625%, due 4/1/17	4,420,000	4,199,000
			13,664,000
	Food 2.6%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (f)	4,740,000	4,597,800
	American Stores Co. 8.00%, due 6/1/26	5,415,000	4,602,750
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (f)(h)	3,906,531	3,769,802
	B&G Foods, Inc. 7.625%, due 1/15/18	2,761,000	2,850,733
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (f)	3,575,000	3,592,875
	Harmony Foods Corp. 10.00%, due 5/1/16 (f)	4,370,000	4,348,150
	Smithfield Foods, Inc. 10.00%, due 7/15/14	4,085,000	4,636,475
	Stater Brothers Holdings 7.75%, due 4/15/15	547,000	557,940
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (b)(e)	6,300,000	6,268,500
	7.75%, due 3/1/18	3,070,000	3,177,450
	Tyson Foods, Inc. 10.50%, due 3/1/14	7,735,000	8,933,925
			47,336,400
	Forest Products & Paper 1.7%
	ABI Escrow Corp. 10.25%, due 10/15/18 (f)	7,164,000	7,486,380
	Clearwater Paper Corp. 7.125%, due 11/1/18	2,870,000	2,848,475
¤	Georgia-Pacific Corp.
	7.125%, due 1/15/17 (f)	1,231,000	1,289,987
	7.25%, due 6/1/28	4,180,000	4,654,539
	7.375%, due 12/1/25	1,310,000	1,461,663
	7.75%, due 11/15/29	64,000	74,009
	8.00%, due 1/15/24	3,469,000	4,072,547
	8.875%, due 5/15/31	6,895,000	8,605,663
	Georgia-Pacific LLC 9.50%, due 12/1/11	595,000	601,647
			31,094,910
	Health Care - Products 1.8%
	Alere, Inc. 8.625%, due 10/1/18	2,155,000	1,950,275
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	4,980,050
	11.625%, due 10/15/17	4,015,000	4,165,563
	Hanger Orthopedic Group, Inc. 7.125%, due 11/15/18	5,590,000	5,450,250
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	4,811,400
	Universal Hospital Services, Inc.
	8.50%, due 6/1/15	3,795,000	3,695,381
	8.50%, due 6/1/15 (f)(h)	8,415,000	8,194,106
			33,247,025
	Health Care - Services 4.5%
	Alliance HealthCare Services, Inc. 8.00%, due 12/1/16	3,740,000	2,917,200
	American Renal Associates Holdings, Inc. 9.75%, due 3/1/16	2,802,580	2,725,509
	American Renal Holdings Co., Inc. 8.375%, due 5/15/18	2,830,000	2,844,150
	Centene Corp. 5.75%, due 6/1/17	3,905,000	3,812,256
	Community Health Systems, Inc. 8.875%, due 7/15/15	3,675,000	3,610,687
	DaVita, Inc.
	6.375%, due 11/1/18	3,010,000	2,889,600
	6.625%, due 11/1/20	1,896,000	1,820,160
	Fresenius Medical Care U.S. Finance, Inc. 6.50%, due 9/15/18 (f)	3,750,000	3,806,250
	HCA Holdings, Inc. 7.75%, due 5/15/21 (f)	2,570,000	2,409,375
¤	HCA, Inc.
	5.75%, due 3/15/14	3,050,000	2,973,750
	6.375%, due 1/15/15	3,365,000	3,272,463
	6.50%, due 2/15/16	5,065,000	4,837,075
	6.75%, due 7/15/13	1,855,000	1,882,825
	7.19%, due 11/15/15	93,000	90,210
	7.50%, due 2/15/22	3,725,000	3,436,312
	8.00%, due 10/1/18	6,215,000	6,067,394
	8.50%, due 4/15/19	1,470,000	1,558,200
	9.00%, due 12/15/14	440,000	462,000
	9.875%, due 2/15/17	881,000	951,480
	HealthSouth Corp.
	7.75%, due 9/15/22	640,000	580,800
	8.125%, due 2/15/20	2,450,000	2,296,875
	INC Research LLC 11.50%, due 7/15/19 (f)	6,060,000	5,408,550
	inVentiv Health, Inc. 10.00%, due 8/15/18 (f)	4,820,000	4,241,600
	MultiPlan, Inc. 9.875%, due 9/1/18 (f)	8,850,000	8,761,500
	Res-Care, Inc. 10.75%, due 1/15/19	3,480,000	3,375,600
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	4,860,000	4,331,475
	8.00%, due 2/1/18	1,655,000	1,518,463
			82,881,759
	Holding Companies - Diversified 0.7%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	4,760,000
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	7,468,000	7,776,055
			12,536,055
	Home Builders 0.4%
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (f)	3,870,000	3,173,400
	Standard Pacific Corp. 8.375%, due 1/15/21	4,400,000	3,619,000
			6,792,400
	Household Products & Wares 1.3%
	Central Garden and Pet Co. 8.25%, due 3/1/18	4,785,000	4,569,675
	Diversey, Inc. 8.25%, due 11/15/19	1,500,000	1,788,750
	Jarden Corp.
	6.125%, due 11/15/22	945,000	923,738
	7.50%, due 5/1/17	5,940,000	6,058,800
	Prestige Brands, Inc. 8.25%, due 4/1/18	3,560,000	3,631,200
	Spectrum Brands, Inc. 9.50%, due 6/15/18	6,505,000	6,927,825
			23,899,988
	Housewares 0.3%
	Libbey Glass, Inc. 10.00%, due 2/15/15	5,557,000	5,820,958

	Insurance 0.6%
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (f)	3,290,000	3,158,400
	Ironshore Holdings (US), Inc. 8.50%, due 5/15/20 (f)	4,190,000	4,599,070
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (b)(c)(e)(f)	555,000	5,550
	9.15%, due 7/1/26 (b)(c)(e)(f)	12,235,000	122,350
	USI Holdings Corp.
	4.161%, due 11/15/14 (a)(f)	770,000	669,900
	9.75%, due 5/15/15 (f)	3,209,000	2,888,100
			11,443,370
	Internet 0.9%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (f)	5,405,000	5,567,150
	Equinix, Inc. 7.00%, due 7/15/21	4,855,000	4,836,794
	Expedia, Inc. 8.50%, due 7/1/16 (f)	4,795,000	5,264,200
			15,668,144
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	3,743,000	3,876,853

	Iron & Steel 0.8%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,980,060
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	85,000	85,826
	9.375%, due 6/1/19	2,600,000	3,272,789
	Ryerson, Inc.
	7.629%, due 11/1/14 (a)	3,380,000	3,143,400
	12.00%, due 11/1/15	5,876,000	5,876,000
			15,358,075
	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (f)	1,760,000	2,085,600

	Lodging 1.0%
	Eldorado Resorts LLC/Eldorado Capital Corp. 8.625%, due 6/15/19 (f)	3,885,000	3,311,962
	MGM Mirage, Inc.
	7.50%, due 6/1/16	625,000	542,188
	13.00%, due 11/15/13	1,825,000	2,080,500
	MGM Resorts International 7.625%, due 1/15/17	1,685,000	1,444,888
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (f)(h)	3,665,000	2,941,162
	San Pasqual Casino 8.00%, due 9/15/13 (f)	1,815,000	1,774,163
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.847%, due 3/15/14 (a)(f)	2,295,000	2,042,550
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,779,950
	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, due 5/1/12	919,000	937,380
			17,854,743
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	3,696,600

	Media 3.4%
	AMC Networks, Inc. 7.75%, due 7/15/21 (f)	2,480,000	2,542,000
	Cablevision Systems Corp. 8.625%, due 9/15/17	1,060,000	1,103,725
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.00%, due 1/15/19	4,700,000	4,559,000
	7.25%, due 10/30/17	1,245,000	1,245,000
	7.875%, due 4/30/18	1,585,000	1,612,738
¤	Charter Communications Operating LLC 8.00%, due 4/30/12 (f)	13,479,000	13,681,185
	Charter Communications Operating LLC/Charter Communications Operating Capital 10.875%, due 9/15/14 (f)	565,000	605,963
	Crown Media Holdings, Inc. 10.50%, due 7/15/19 (f)	6,000,000	5,940,000
	CSC Holdings, Inc. 8.50%, due 4/15/14	6,575,000	7,092,781
	DISH DBS Corp.
	6.75%, due 6/1/21 (f)	7,535,000	7,195,925
	7.75%, due 5/31/15	1,345,000	1,378,625
	Morris Publishing Group LLC 10.00%, due 9/1/14 (b)(h)	1,942,524	1,486,031
	Nielsen Finance LLC 7.75%, due 10/15/18	7,060,000	7,201,200
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (f)	6,715,000	6,161,012
			61,805,185
	Metal Fabricate & Hardware 0.5%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	2,705,000	2,109,900
	8.75%, due 9/1/20	5,200,000	5,122,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (b)(h)	1,311,972	1,272,613
			8,504,513
	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	4,905,000	5,260,612
	Vulcan Materials Co.
	6.50%, due 12/1/16	5,665,000	5,221,804
	7.50%, due 6/15/21	2,925,000	2,728,771
			13,211,187
	Miscellaneous - Manufacturing 2.3%
	Actuant Corp. 6.875%, due 6/15/17	4,450,000	4,539,000
	Amsted Industries, Inc. 8.125%, due 3/15/18 (f)	8,930,000	9,242,550
	FGI Operating Co., Inc. 10.25%, due 8/1/15	4,207,000	4,375,280
	Griffon Corp. 7.125%, due 4/1/18	4,755,000	4,196,288
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,192,687
	Polypore International, Inc. 7.50%, due 11/15/17	6,165,000	6,195,825
	SPX Corp.
	6.875%, due 9/1/17	4,285,000	4,392,125
	7.625%, due 12/15/14	4,095,000	4,381,650
			42,515,405
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	6,270,000	6,270,000

	Oil & Gas 9.5%
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,384,800
	Bill Barrett Corp. 7.625%, due 10/1/19	3,755,000	3,689,288
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	5,465,000	5,355,700
	Calumet Specialty Products Partners, L.P./Calumet Finance Corp. 9.375%, due 5/1/19 (f)	10,447,000	9,685,710
	Chesapeake Energy Corp. 6.50%, due 8/15/17	9,615,000	9,951,525
	Comstock Resources, Inc. 7.75%, due 4/1/19	5,555,000	5,193,925
¤	Concho Resources, Inc.
	6.50%, due 1/15/22	8,595,000	8,466,075
	7.00%, due 1/15/21	5,485,000	5,457,575
	Continental Resources, Inc. 8.25%, due 10/1/19	3,620,000	3,873,400
	Denbury Resources, Inc. 8.25%, due 2/15/20	5,415,000	5,685,750
	Forest Oil Corp.
	8.00%, due 12/15/11	3,885,000	3,885,000
	8.50%, due 2/15/14	410,000	433,575
	Frontier Oil Corp. 8.50%, due 9/15/16	2,230,000	2,369,375
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 7.75%, due 11/1/15 (f)	7,600,000	7,657,000
	Holly Corp. 9.875%, due 6/15/17	4,550,000	4,914,000
	Linn Energy LLC 9.875%, due 7/1/18	2,395,000	2,802,150
	Linn Energy LLC/Linn Energy Finance Corp.
	6.50%, due 5/15/19 (f)	1,175,000	1,081,000
	11.75%, due 5/15/17	2,483,000	2,880,280
	Newfield Exploration Co.
	6.625%, due 9/1/14	6,425,000	6,457,125
	6.625%, due 4/15/16	5,060,000	5,110,600
	Oasis Petroleum, Inc. 7.25%, due 2/1/19 (f)	9,740,000	9,447,800
	Penn Virginia Corp.
	7.25%, due 4/15/19	3,855,000	3,565,875
	10.375%, due 6/15/16	2,400,000	2,514,000
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	4,285,000	4,895,612
	7.875%, due 6/1/15	1,725,000	1,843,594
	10.50%, due 8/1/14	1,410,000	1,582,725
	Petroquest Energy, Inc. 10.00%, due 9/1/17	9,575,000	9,287,750
	Pioneer Drilling Co. 9.875%, due 3/15/18	3,325,000	3,474,625
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	2,100,000	2,163,000
	10.00%, due 3/1/16	4,354,000	4,724,090
	Range Resources Corp. 8.00%, due 5/15/19	2,980,000	3,263,100
	SM Energy Co. 6.625%, due 2/15/19 (f)	3,795,000	3,776,025
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,454,400
	8.625%, due 2/1/17	2,400,000	2,256,000
	W&T Offshore, Inc. 8.50%, due 6/15/19 (f)	5,850,000	5,674,500
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	4,730,000	4,753,650
	7.00%, due 2/1/14	7,891,000	8,403,915
			175,414,514
	Oil & Gas Services 0.4%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15	3,218,000	3,177,775
	Complete Production Services, Inc. 8.00%, due 12/15/16	3,815,000	3,815,000
			6,992,775
	Packaging & Containers 1.9%
	AEP Industries, Inc. 8.25%, due 4/15/19	5,535,000	5,216,737
	Ball Corp.
	6.75%, due 9/15/20	835,000	864,225
	7.125%, due 9/1/16	2,790,000	2,929,500
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (f)	3,700,000	3,700,000
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,340,620
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,820,000
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (f)	10,148,000	10,553,920
	Sealed Air Corp.
	8.125%, due 9/15/19 (f)	2,045,000	2,065,450
	8.375%, due 9/15/21 (f)	2,340,000	2,363,400
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,295,000	2,375,325
			35,229,177
	Pharmaceuticals 3.1%
	BioScrip, Inc. 10.25%, due 10/1/15	3,805,000	3,805,000
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (h)	7,676,515	7,004,820
	Endo Pharmaceuticals Holdings, Inc.
	7.00%, due 7/15/19 (f)	2,490,000	2,499,338
	7.25%, due 1/15/22 (f)	1,175,000	1,177,938
	Giant Funding Corp. 8.25%, due 2/1/18 (f)	7,400,000	7,400,000
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	7,875,000	7,166,250
	Mylan, Inc.
	7.625%, due 7/15/17 (f)	5,010,000	5,210,400
	7.875%, due 7/15/20 (f)	2,940,000	3,072,300
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,296,062
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (f)	6,200,000	5,766,000
	6.75%, due 10/1/17 (f)	2,200,000	2,026,750
	7.00%, due 10/1/20 (f)	765,000	677,025
	Warner Chilcott Corp. 7.75%, due 9/15/18	5,380,000	5,451,532
			57,553,415
	Pipelines 1.9%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	395,000	509,255
	9.625%, due 11/1/21	6,855,000	10,409,420
	Cedar Brakes II LLC 9.875%, due 9/1/13 (f)	1,769,732	1,816,064
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	4,940,000	4,828,850
	7.75%, due 6/1/18	7,365,000	7,530,713
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	6,940,000	7,044,100
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,799,123
			34,937,525
	Real Estate Investment Trusts 0.6%
	Host Hotels & Resorts, Inc. 6.00%, due 11/1/20	650,000	632,125
	Host Hotels & Resorts, L.P. 5.875%, due 6/15/19 (f)	1,325,000	1,265,375
	Host Marriott, L.P. Series Q 6.75%, due 6/1/16	9,400,000	9,400,000
	Weyerhaeuser Co. 6.875%, due 12/15/33	495,000	479,360
			11,776,860
	Retail 3.7%
	AmeriGas Partners, L.P./AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,087,350
	6.50%, due 5/20/21	3,725,000	3,594,625
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	2,420,000	2,311,100
	8.375%, due 11/15/20	6,375,000	6,151,875
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	5,604,900
	DineEquity, Inc. 9.50%, due 10/30/18	11,940,000	11,850,450
	HSN, Inc. 11.25%, due 8/1/16	6,555,000	7,177,725
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	4,215,000	4,257,150
	Limited Brands, Inc.
	6.625%, due 4/1/21	3,610,000	3,637,075
	8.50%, due 6/15/19	1,555,000	1,757,150
	Penske Auto Group, Inc. 7.75%, due 12/15/16	7,834,000	7,755,660
	PVH Corp. 7.375%, due 5/15/20	2,540,000	2,647,950
	Sally Holdings LLC 9.25%, due 11/15/14	4,170,000	4,253,400
	Sonic Automotive, Inc. 9.00%, due 3/15/18	5,640,000	5,654,100
			68,740,510
	Savings & Loans 0.2%
	ROC Finance LLC/ROC Finance 1 Corp. 12.125%, due 9/1/18 (f)	3,865,000	3,903,650

	Semiconductors 0.4%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20	2,410,000	2,361,800
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	4,810,000	4,112,550
			6,474,350
	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18 (f)	2,845,000	2,645,850
	7.125%, due 3/15/21 (f)	2,200,000	2,040,500
			4,686,350
	Software 0.5%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	3,245,000	3,374,800
	7.875%, due 7/15/20	955,000	993,200
	SS&C Technologies, Inc. 11.75%, due 12/1/13	3,978,000	4,017,780
			8,385,780
	Storage & Warehousing 0.0%‡
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	268,800

	Telecommunications 4.7%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	4,665,000	3,871,950
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (f)	9,690,000	10,319,850
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (f)	10,390,000	8,761,725
	Crown Castle International Corp. 7.125%, due 11/1/19	6,835,000	7,040,050
	EH Holding Corp.
	6.50%, due 6/15/19 (f)	3,875,000	3,729,688
	7.625%, due 6/15/21 (f)	5,860,000	5,640,250
	GCI, Inc.
	6.75%, due 6/1/21	4,850,000	4,571,125
	8.625%, due 11/15/19	6,325,000	6,593,812
	Lucent Technologies, Inc. 6.50%, due 1/15/28	2,840,000	2,357,200
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	2,190,000	1,927,200
	7.875%, due 9/1/18	3,445,000	3,341,650
	Nextel Communications, Inc.
	5.95%, due 3/15/14	1,335,000	1,251,563
	6.875%, due 10/31/13	4,325,000	4,206,062
	7.375%, due 8/1/15	1,900,000	1,800,250
	NII Capital Corp.
	7.625%, due 4/1/21	5,695,000	5,652,287
	8.875%, due 12/15/19	690,000	719,325
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	3,905,000	4,100,250
	Sprint Capital Corp.
	6.875%, due 11/15/28	8,130,000	6,077,175
	8.75%, due 3/15/32	3,545,000	3,079,719
	Sprint Nextel Corp. 8.375%, due 8/15/17	1,395,000	1,297,350
			86,338,481
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (h)	968,875	910,743
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	11,842,000	11,486,740
	KAR Holdings, Inc. 4.254%, due 5/1/14 (a)	2,475,000	2,357,437
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (f)	6,590,000	6,194,600
			20,949,520

	Total Corporate Bonds (Cost $1,520,512,532)		1,507,642,993

	Loan Assignments & Participations 1.5% (i)
	Banks 0.4%
	Virtu Financial LLC First Lien Term Loan 7.50%, due 7/8/16	6,685,000	6,534,588

	Finance 0.2%
	Ocwen Financial Corp. Term Loan B 7.00%, due 9/1/16	4,460,625	4,298,927

	Health Care - Services 0.2%
	Sun Healthcare Group, Inc. New Term Loan B 7.50%, due 10/15/16	4,624,889	3,468,667

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (b)(c)(e)	1,848,560	12,385

	Media 0.3%
	Nielsen Finance LLC Class A Term Loan 2.226%, due 8/9/13	5,730,817	5,548,147

	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (b)(e)	6,000,000	6,000,000

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 3.726%, due 10/10/14	2,226,136	1,562,932

	Total Loan Assignments & Participations (Cost $32,325,582)		27,425,646

	Yankee Bonds 10.3% (j)
	Auto Manufacturers 0.5%
	Jaguar Land Rover PLC
	7.75%, due 5/15/18 (f)	5,205,000	4,632,450
	8.125%, due 5/15/21 (f)	5,455,000	4,800,400
			9,432,850
	Auto Parts & Equipment 0.2%
	International Automotive Components Group SL 9.125%, due 6/1/18 (f)	3,700,000	3,459,500

	Chemicals 1.1%
¤	Nova Chemicals Corp.
	3.542%, due 11/15/13 (a)	9,665,000	9,326,725
	6.50%, due 1/15/12	7,500,000	7,518,750
	8.375%, due 11/1/16	3,835,000	4,026,750
			20,872,225
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	6,565,000	6,729,125

	Computers 0.4%
	Seagate HDD Cayman
	7.00%, due 11/1/21 (f)	2,890,000	2,658,800
	7.75%, due 12/15/18 (f)	5,115,000	5,012,700
			7,671,500
	Diversified Financial Services 0.4%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	8,295,000	7,548,450

	Entertainment 0.4%
	MU Finance PLC 8.375%, due 2/1/17 (f)	6,325,000	6,609,625

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (f)	3,130,000	3,278,675

	Health Care - Products 0.5%
	DJO Finance LLC/DJO Finance Corp.
	9.75%, due 10/15/17 (f)	3,310,000	2,763,850
	10.875%, due 11/15/14	7,440,000	7,402,800
			10,166,650
	Insurance 0.5%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,265,013
	7.75%, due 7/15/37	1,260,000	1,233,935
	8.30%, due 4/15/26	4,645,000	4,812,643
			9,311,591
	Iron & Steel 0.3%
	APERAM
	7.375%, due 4/1/16 (f)	3,395,000	2,987,600
	7.75%, due 4/1/18 (f)	3,000,000	2,610,000
			5,597,600
	Media 1.5%
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,879,000	10,870,265
¤	Videotron Ltee
	6.375%, due 12/15/15	2,425,000	2,437,125
	6.875%, due 1/15/14	681,000	681,000
	9.125%, due 4/15/18	12,630,000	13,766,700
			27,755,090
	Mining 0.4%
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,162,950
	8.75%, due 12/15/20	2,810,000	2,753,800
			6,916,750
	Oil & Gas 0.6%
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (f)	12,970,000	11,608,150

	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (f)	7,935,000	6,903,450

	Pharmaceuticals 0.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (f)	6,235,000	5,486,800

	Telecommunications 2.2%
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19 (f)	6,020,000	5,583,550
	7.50%, due 4/1/21 (f)	3,665,000	3,408,450
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	5,345,000	4,636,788
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (f)	6,430,000	6,237,100
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17 (f)	6,330,000	6,108,450
	Virgin Media Finance PLC
	8.375%, due 10/15/19	4,455,000	4,733,438
	9.50%, due 8/15/16	4,930,000	5,324,400
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	5,235,000	5,562,187
			41,594,363

	Total Yankee Bonds (Cost $194,328,213)		190,942,394

	Total Long-Term Bonds (Cost $1,761,849,577)		1,740,933,487

		Shares	Value
	Common Stocks 0.1%
	Media 0.0%‡
	Adelphia Contingent Value Vehicle (b)(e)(g)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(e)(g)	230,859	1,348,217

	Total Common Stocks (Cost $2,645,851)		1,370,290

	Preferred Stocks 0.4%
	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (b)(f)	4,700	5,449,504

	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	124,200	2,266,650

	Total Preferred Stocks (Cost $9,426,282)		7,716,154

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (b)(g)	3,370	421,250

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/19/12 (b)(e)(g)	365	4
	Unsecured Debt Expires 12/19/12 (b)(e)(g)	360	3
			7
	Total Warrants (Cost $1,099)		421,257

		Principal Amount	Value
	Short-Term Investment 3.7%
	Repurchase Agreement 3.7%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $68,357,030 (Collateralized by a United States Treasury Bill with a rate of 0.02% and a maturity date of 12/29/11, with a Principal Amount of $69,730,000 and a Market Value of $69,726,514)	$68,356,973	68,356,973

	Total Short-Term Investment (Cost $68,356,973)		68,356,973

	Total Investments (Cost $1,842,279,782) (k)	98.5%	1,818,798,161

	Other Assets, Less Liabilities	1.5	27,463,713
	Net Assets	100.0%	$1,846,261,874
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(b)	Illiquid security. The total market value of these securities at September 30, 2011 is $23,389,013, which represents 1.3% of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of these securities at September 30, 2011 is $14,759,615, which represents 0.8% of the Portfolio's net assets.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At September 30, 2011, cost is $1,844,606,936 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$45,489,163
Gross unrealized depreciation	(71,297,938)
Net unrealized depreciation	$(25,808,775)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$14,921,364	$1,090	$14,922,454
Corporate Bonds (c)	—	1,500,267,150	7,375,843	1,507,642,993
Loan Assignments & Participations (d)	—	21,413,261	6,012,385	27,425,646
Yankee Bonds	—	190,942,394	—	190,942,394
Total Long-Term Bonds	—	1,727,544,169	13,389,318	1,740,933,487
Common Stocks (e)	—	—	1,370,290	1,370,290
Preferred Stocks	7,716,154	—	—	7,716,154
Warrants (f)	421,250	—	7	421,257
Short-Term Investment
Repurchase Agreement	—	68,356,973	—	68,356,973
Total Investments in Securities	$8,137,404	$1,795,901,142	$14,759,615	$1,818,798,161

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.
(b) The level 3 securities valued at $1,090 are held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c) The level 3 securities valued at $4,022, $625,024, $350,397, $6,268,500 and $127,900 are held in Auto Parts & Equipment, Commercial Services, Entertainment, Food and Insurance, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d) The level 3 securities valued at $12,385 and $6,000,000 are held in Machinery and Metal, Fabricate & Hardware, respectively, within the Loan Assignments & Participations section of the Portfolio of Investments.
(e) The level 3 securities valued at $22,073 and $1,348,217 are held in Media and Metal, Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(f) The level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$-	$-	$-	$-	$-		$-	$-	$1,090	$-
Corporate Bonds
Airlines	24,219	-	-	2,503,778	-	(2,527,997)		-	-	-	-
Auto Parts & Equipment	4,022	-	-	-	-	-		-	-	4,022	-
Commercial Services	625,024	-	-	-	-	-		-	-	625,024	-
Entertainment	419,830	11,387	15,986	2,384	-	(99,190	)(a)	-	-	350,397	(11,387)
Food	6,315,750	-	-	(47,250)	-	-		-	-	6,268,500	(47,250)
Forest Products & Paper	172,151	-	117,779	(172,151)	-	(117,779)		-	-	-	-
Insurance	127,900	-	-	-	-	-		-	-	127,900	-
Media	20,391	-	(1,781,968)	1,775,586	-	(14,009)		-	-	-	-
Loan Assignments & Participations
Machinery	4,991	(451,326)	-	458,720	-	-		-	-	12,385	458,720
Metal, Fabricate & Hardware	6,000,000	-	-	-	-	-		-	-	6,000,000	-
Yankee Bonds
Leisure Time	4,586,988	-	1,115,307	(1,236,988)	-	(4,465,307)		-	-	-	-
Common Stocks
Media	22,073	-	-	-	-	-		-	-	22,073	-
Metal, Fabricate & Hardware	1,348,217	-	-	-	-	-		-	-	1,348,217	-
Warrants
Media	7	-	-	-	-	-		-	-	7	-
Total	$19,672,653	$(439,939)	$(532,896)	$3,284,079	$-	$(7,224,282)		$-	$-	$14,759,615	$400,083

(a) Sales include principal reductions.

As of September 30, 2011, the Portfolio held the following foreign currency:

		Currency		Cost		Value
Canadian Dollar	CAD	491	USD	519	USD	468

As of September 30, 2011, the Portfolio held the following restricted securities:

	Date of	Principal			9/30/11	Percent of
	Acquisition	Amount	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$0	(a)	$187	0.0	%‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488		903	0.0	‡
Total			$58,488		$1,090	0.0	% ‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 3.6%
¤	Honeywell International, Inc.	794,450	$34,884,299

	Auto Components 3.1%
	Johnson Controls, Inc.	1,163,350	30,677,540

	Beverages 7.2%
¤	Coca-Cola Co. (The)	544,500	36,786,420
	PepsiCo., Inc.	544,800	33,723,120
			70,509,540
	Capital Markets 2.2%
	BlackRock, Inc.	143,650	21,261,637

	Chemicals 1.5%
	Monsanto Co.	245,950	14,766,838

	Commercial Banks 5.3%
	BB&T Corp.	1,073,850	22,905,221
	Wells Fargo & Co.	1,200,800	28,963,296
			51,868,517
	Communications Equipment 2.7%
	Cisco Systems, Inc.	1,675,100	25,947,299

	Diversified Financial Services 4.2%
¤	JPMorgan Chase & Co.	1,354,600	40,800,552

	Food Products 2.0%
	Archer-Daniels-Midland Co.	806,800	20,016,708

	Health Care Equipment & Supplies 2.2%
	Covidien PLC	483,200	21,309,120

	Household Products 6.3%
¤	Procter & Gamble Co. (The)	972,600	61,448,868

	Insurance 2.7%
	MetLife, Inc.	939,050	26,302,791

	Media 8.1%
¤	Time Warner, Inc.	1,562,250	46,820,632
	Viacom, Inc. Class B	836,050	32,388,577
			79,209,209
	Oil, Gas & Consumable Fuels 9.5%
¤	ExxonMobil Corp.	653,450	47,460,073
	Marathon Petroleum Corp.	440,950	11,932,107
	Occidental Petroleum Corp.	468,384	33,489,456
			92,881,636
	Pharmaceuticals 18.9%
	Hospira, Inc. (a)	256,950	9,507,150
¤	Johnson & Johnson	859,750	54,774,672
	Merck & Co., Inc.	1,058,290	34,616,666
¤	Pfizer, Inc.	3,686,700	65,180,856
	Sanofi, Sponsored ADR (b)	627,950	20,596,760
			184,676,104
	Semiconductors & Semiconductor Equipment 5.2%
	Applied Materials, Inc.	1,840,300	19,047,105
	Texas Instruments, Inc.	1,207,633	32,183,419
			51,230,524
	Software 6.1%
¤	Microsoft Corp.	2,376,250	59,144,862

	Specialty Retail 2.0%
	Lowe's Cos., Inc.	986,800	19,084,712

	Wireless Telecommunication Services 4.8%
¤	Vodafone Group PLC, Sponsored ADR (b)	1,825,500	46,824,075

	Total Common Stocks (Cost $1,023,227,185)		952,844,831

		Principal Amount	Value
	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $21,532,680 (Collateralized by a Federal Home Loan Bank security with a rate of 0.16% and a maturity date of 8/17/12, with a Principal Amount of $21,975,000 and a Market Value of $21,965,792)	$21,532,663	21,532,663

	Total Short-Term Investment (Cost $21,532,663)		21,532,663

	Total Investments (Cost $1,044,759,848) (c)	99.8%	974,377,494

	Other Assets, Less Liabilities	0.2	2,328,110
	Net Assets	100.0%	$976,705,604

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2011, cost is $1,059,041,818 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$21,744,326
Gross unrealized depreciation	(106,408,650)
Net unrealized depreciation	$(84,664,324)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$952,844,831	$—	$—	$952,844,831
Short-Term Investment
Repurchase Agreement	—	21,532,663	—	21,532,663
Total Investments in Securities	$952,844,831	$21,532,663	$—	$974,377,494

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio
Portfolio of Investments ††† September 30, 2011 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 42.8%†
Asset-Backed Securities 2.9%
Airlines 0.6%
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	$1,471,030	$1,459,997

Home Equity 2.1%
Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.295%, due 10/25/36 (a)	649,060	501,096
Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	111,690	111,727
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.305%, due 5/25/37 (a)	919,059	733,334
GSAA Home Equity Trust Series 2006-14, Class A1 0.285%, due 9/25/36 (a)	3,074,417	1,218,284
HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.335%, due 4/25/37 (a)	552,237	414,179
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.335%, due 3/25/47 (a)	668,268	439,728
Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.285%, due 11/25/36 (a)	387,830	131,745
Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.345%, due 3/25/37 (a)	2,164,058	1,078,441
Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.345%, due 1/25/37 (a)	1,008,718	840,743
		5,469,277

Student Loans 0.2%
Keycorp Student Loan Trust Series 2000-A, Class A2 0.632%, due 5/25/29 (a)	736,035	668,304

Total Asset-Backed Securities (Cost $8,563,519)		7,597,578

Convertible Bonds 7.0%
Aerospace & Defense 0.2%
L-3 Communications Corp. 3.00%, due 8/1/35	534,000	509,970

Auto Parts & Equipment 0.2%
ArvinMeritor, Inc. 4.00%, due 2/15/27	560,000	384,300

Biotechnology 0.2%
Life Technologies Corp. 1.50%, due 2/15/24	475,000	482,125

Coal 0.2%
Peabody Energy Corp. 4.75%, due 12/15/66	460,000	478,400

Computers 0.6%
EMC Corp. 1.75%, due 12/1/13	675,000	955,969
NetApp, Inc. 1.75%, due 6/1/13	89,000	108,357
SanDisk Corp. 1.50%, due 8/15/17	361,000	378,599
		1,442,925
Distribution & Wholesale 0.2%
WESCO International, Inc. 6.00%, due 9/15/29	333,000	473,693

Electronics 0.2%
TTM Technologies, Inc. 3.25%, due 5/15/15	547,000	547,000

Health Care – Products 0.3%
Teleflex, Inc. 3.875%, due 8/1/17	697,000	760,601

Iron & Steel 0.7%
Allegheny Technologies, Inc. 4.25%, due 6/1/14	877,000	1,063,362
ArcelorMittal 5.00%, due 5/15/14	393,000	414,124
Steel Dynamics, Inc. 5.125%, due 6/15/14	123,000	127,151
United States Steel Corp. 4.00%, due 5/15/14	172,000	180,170
		1,784,807
Mining 0.5%
Newmont Mining Corp. 1.25%, due 7/15/14	854,000	1,247,908

Miscellaneous – Manufacturing 0.7%
Danaher Corp. (zero coupon), due 1/22/21	683,000	834,113
Ingersoll-Rand Co. 4.50%, due 4/15/12	245,000	393,225
Textron, Inc. 4.50%, due 5/1/13	469,000	707,604
		1,934,942
Oil & Gas 0.4%
Chesapeake Energy Corp. 2.75%, due 11/15/35	515,000	535,600
St. Mary Land & Exploration Co. 3.50%, due 4/1/27	509,000	620,980
		1,156,580
Oil & Gas Services 0.3%
Core Laboratories, L.P. 0.25%, due 10/31/11	444,000	901,320

Pharmaceuticals 0.5%
ALZA Corp. (zero coupon), due 7/28/20	1,113,000	1,005,874
Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	401,000	412,529
		1,418,403
Real Estate Investment Trusts 0.1%
SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (c)	217,000	211,304

Retail 0.3%
Costco Wholesale Corp. (zero coupon), due 8/19/17	373,000	697,510

Semiconductors 0.7%
Intel Corp. 3.25%, due 8/1/39 (c)	456,000	538,650
Microchip Technology, Inc. 2.125%, due 12/15/37	489,000	566,628
Novellus Systems, Inc. 2.625%, due 5/15/41 (c)	277,000	240,644
ON Semiconductor Corp. 2.625%, due 12/15/26	529,000	566,030
		1,911,952
Software 0.2%
SYNNEX Corp. 4.00%, due 5/15/18	452,000	500,590

Telecommunications 0.5%
Alcatel-Lucent USA, Inc. 2.875%, due 6/15/25	370,000	343,638
Ciena Corp. 4.00%, due 3/15/15 (c)	240,000	231,300
SBA Communications Corp. 1.875%, due 5/1/13	771,000	803,767
		1,378,705
Total Convertible Bonds (Cost $18,297,203)		18,223,035

Corporate Bonds 21.4%
Aerospace & Defense 0.6%
BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,450,838

Agriculture 0.1%
Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	193,299

Airlines 1.6%
Continental Airlines, Inc.
7.25%, due 11/10/19	428,363	445,497
7.875%, due ½/20	1,129,309	1,084,137
Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	1,860,000	1,976,250
U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	750,000	675,000
		4,180,884
Auto Manufacturers 0.2%
Ford Motor Co. 6.625%, due 10/1/28	500,000	496,224

Banks 1.7%
AgriBank FCB 9.125%, due 7/15/19	200,000	265,120
BAC Capital Trust VI 5.625%, due 3/8/35	800,000	572,851
Bank of America Corp.
6.50%, due 8/1/16	50,000	49,652
8.00%, due 12/29/49 (a)	1,000,000	850,150
CIT Group, Inc.
7.00%, due 5/2/16 (c)	319,000	309,430
7.00%, due 5/2/17 (c)	258,000	250,260
Citigroup, Inc. 8.50%, due 5/22/19	102,500	123,802
JPMorgan Chase & Co. 7.90%, due 4/29/49 (a)	1,300,000	1,339,013
Wells Fargo & Co. 7.98%, due 3/29/49 (a)	800,000	824,000
		4,584,278
Biotechnology 0.6%
Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,489,288

Building Materials 1.1%
Boise Cascade LLC 7.125%, due 10/15/14	860,000	832,050
USG Corp.
6.30%, due 11/15/16	2,265,000	1,659,112
9.75%, due 1/15/18	545,000	438,044
		2,929,206
Chemicals 0.1%
Dow Chemical Co. (The) 8.55%, due 5/15/19	140,000	179,334

Coal 0.2%
Alpha Natural Resources, Inc.
6.00%, due 6/1/19	525,000	489,562
6.25%, due 6/1/21	85,000	79,369
		568,931
Commercial Services 0.9%
Avis Budget Car Rental LLC
7.625%, due 5/15/14	208,000	206,960
9.625%, due 3/15/18	1,010,000	999,900
Hertz Corp. (The) 7.375%, due 1/15/21	300,000	274,125
Quebecor World, Inc. (Litigation Recovery Trust – Escrow Shares) 9.75%, due 1/15/49 (d)(e)(f)	70,000	3,640
United Rentals North America, Inc. 9.25%, due 12/15/19	745,000	772,938
		2,257,563
Diversified Financial Services 0.5%
Alterra Finance LLC 6.25%, due 9/30/20	75,000	81,561
GE Capital Trust II 5.50%, due 9/15/67 (a)	€410,000	444,931
General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£490,000	664,772
		1,191,264
Electric 0.5%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	$709,000	691,275
Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	680,668
		1,371,943
Entertainment 0.2%
Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	945,000	590,625

Environmental Controls 0.2%
EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18	600,000	600,000

Finance – Consumer Loans 1.0%
HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	913,000
SLM Corp. 6.25%, due 1/25/16	750,000	736,151
Springleaf Finance Corp. 6.90%, due 12/15/17	1,350,000	972,000
		2,621,151
Finance – Credit Card 0.3%
American Express Co. 6.80%, due 9/1/66 (a)	700,000	678,125

Finance – Other Services 0.3%
Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)	800,000	821,305

Food 0.2%
Smithfield Foods, Inc. 7.75%, due 7/1/17	500,000	513,750

Forest Products & Paper 0.2%
Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	608,250

Health Care – Products 0.1%
Bausch & Lomb, Inc. 9.875%, due 11/1/15	250,000	250,625

Health Care – Services 0.1%
CIGNA Corp. 4.375%, due 12/15/20	135,000	141,098

Home Builders 1.1%
K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	2,670,000	2,002,500
MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	994,218
		2,996,718
Insurance 3.0%
Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,535,250
American International Group, Inc.
4.875%, due 3/15/67 (a)	€500,000	389,644
Series A2 5.75%, due 3/15/67 (a)	£350,000	349,306
Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	$1,725,000	1,502,470
Hartford Life, Inc. 7.65%, due 6/15/27	245,000	258,544
Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,045,625
Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,215,779
Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,439,125
		7,735,743
	Lodging 1.1%
¤	MGM Mirage, Inc. 7.50%, due 6/1/16	3,470,000	3,010,225
	Media 1.5%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	1,475,000	1,460,250
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	430,000	159,100
	6.875%, due 6/15/18	870,000	350,175
	Comcast Corp. 5.70%, due 7/1/19	800,000	932,639
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	607,500
	NBCUniversal Media LLC 5.15%, due 4/30/20	55,000	60,312
	Time Warner Cable, Inc. 8.25%, due 2/14/14	200,000	227,314
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	145,926
			3,943,216
	Mining 0.4%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	435,587
	Century Aluminum Co. 8.00%, due 5/15/14	606,000	602,970
			1,038,557
	Miscellaneous – Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,449,000

	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	307,391

	Oil & Gas 1.9%
¤	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,326,049
¤	Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,477,150
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,000,000	1,019,624
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	75,000	80,437
			4,903,260
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	500,000	475,000

	Pipelines 0.4%
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	1,000,000	949,251
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	139,800
			1,089,051
	Real Estate Investment Trusts 0.0%‡
	ProLogis, L.P. 7.375%, due 10/30/19	75,000	81,127

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(d)	58,242	61,294

	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	700,000	719,250

	Telecommunications 0.2%
	EH Holding Corp. 7.625%, due 6/15/21 (c)	575,000	553,438
	Total Corporate Bonds (Cost $56,212,418)		56,081,251

	Foreign Bonds 1.5%
	Banks 0.3%
	EGG Banking PLC 6.875%, due 12/29/21 (a)	£500,000	687,008

	Finance – Mortgage Loan/Banker 1.0%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21	2,000,000	2,526,229

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	€525,000	615,448
	Total Foreign Bonds (Cost $3,635,701)		3,828,685

	Foreign Government Bonds 0.1%
	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29	$105,000	157,762
	Republic of Venezuela 6.00%, due 12/9/20	217,000	121,520
	Total Foreign Government Bonds (Cost $283,607)		279,282

	Loan Assignments & Participations 2.3% (g)
	Aerospace & Defense 1.0%
	Hawker Beechcraft Acquisition Co. LLC
	LC Facility Deposits 0.269%, due 3/26/14	154,004	104,723
	Term Loan 2.369%, due 3/26/14	2,490,458	1,693,511
	U.S. Airways Group, Inc. Term Loan 2.739%, due 3/21/14	986,111	836,785
			2,635,019
	Auto Manufacturers 0.3%
	Allison Transmission, Inc. Term Loan B 2.98%, due 8/7/14	966,396	907,446

	Containers, Packaging & Glass 0.3%
	Reynolds Group Holdings, Inc. Tranche E Term Loan 6.50%, due 2/9/18	696,500	672,471

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (d)(e)(h)	31,090	208

	Media 0.3%
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.889%, due 1/29/16	1,137,550	799,129

	Telecommunications 0.4%
	Intelsat Jackson Holdings S.A. Tranche B Term Loan 5.25%, due 4/2/18	1,197,000	1,149,120
	Total Loan Assignments & Participations (Cost $7,234,020)		6,163,393

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.821%, due 4/10/49 (i)	290,000	309,972
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.465%, due 12/25/36 (a)(c)(e)	189,636	134,368
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	140,598
	Series 2007-PW16, Class A4 5.905%, due 6/11/40 (i)	290,000	309,300
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.275%, due 12/10/49 (i)	150,000	163,410
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	237,415	209,408
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	522,437
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 6.08%, due 6/11/49 (i)	200,000	212,037
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.57%, due 2/25/42 (a)(c)(d)(e)	449,437	425,842
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	178,770
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.181%, due 11/25/36 (i)	414,555	326,513
	Total Mortgage-Backed Securities (Cost $2,710,135)		2,932,655

	U.S. Government & Federal Agencies 3.8%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	6.00%, due 4/1/37	327,837	358,183

¤	United States Treasury Bonds 2.5%
	3.75%, due 8/15/41	3,325,000	3,871,032
	3.875%, due 8/15/40	1,275,000	1,514,859
	4.375%, due 11/15/39	800,000	1,028,500
	4.375%, due 5/15/40	155,000	199,514
			6,613,905
¤	United States Treasury Notes 1.1%
	1.25%, due 3/15/14	175,000	178,759
	2.00%, due 4/30/16	2,005,000	2,109,019
	2.125%, due 8/15/21	560,000	569,890
			2,857,668
	Total U.S. Government & Federal Agencies (Cost $9,078,997)		9,829,756

	Yankee Bonds 2.7% (j)
	Banks 0.2%
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	41,190
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	200,000	195,682
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	160,000	161,093
	UBS A.G. 3.875%, due 1/15/15	150,000	149,368
			547,333
	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	100,000	85,528

	Electric 0.0%‡
	TransAlta Corp. 5.75%, due 12/15/13	100,000	108,179

	Insurance 0.4%
	Oil Insurance, Ltd. 3.351%, due 12/29/49 (a)(c)	580,000	543,692
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	600,000	545,688
			1,089,380
	Mining 1.1%
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	874,749
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	631,400
	Xstrata Finance Canada, Ltd. 5.80%, due 11/15/16 (c)	1,200,000	1,319,373
			2,825,522
	Miscellaneous – Manufacturing 0.6%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,491,000

	Oil & Gas 0.3%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	136,333	143,027
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (c)	650,000	581,750
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	100,000	103,762
			828,539

	Transportation 0.1%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	207,000
	Total Yankee Bonds (Cost $7,521,705)		7,182,481

	Total Long-Term Bonds (Cost $113,537,305)		112,118,116

		Shares	Value
	Common Stocks 48.0%
	Aerospace & Defense 1.3%
	BAE Systems PLC	$296,450	$1,222,176
	Lockheed Martin Corp.	17,850	1,296,624
	Meggitt PLC	167,700	870,212
	Triumph Group, Inc.	2,006	97,772
			3,486,784
	Agriculture 4.2%
	Altria Group, Inc.	75,200	2,016,112
	British American Tobacco PLC	25,250	1,070,220
¤	Imperial Tobacco Group PLC	75,000	2,532,788
	Lorillard, Inc.	16,150	1,787,805
	Philip Morris International, Inc.	31,100	1,940,018
	Reynolds American, Inc.	46,650	1,748,442
			11,095,385
	Auto Manufacturers 0.6%
	Daimler A.G.	25,900	1,147,222
	Ford Motor Co. (f)	52,500	507,675
			1,654,897
	Banks 0.5%
	CIT Group, Inc. (f)	11,500	349,255
	Citigroup, Inc.	16,500	422,730
	Westpac Banking Corp.	33,800	649,639
			1,421,624
	Beverages 2.2%
	Coca-Cola Co. (The)	11,450	773,562
	Coca-Cola Enterprises, Inc.	27,900	694,152
	Diageo PLC, Sponsored ADR (k)	26,050	1,977,977
	InBev N.V.	33,800	1,792,529
	PepsiCo., Inc.	10,350	640,665
			5,878,885
	Building Materials 0.1%
	U.S. Concrete, Inc. (e)(f)	35,009	145,988

	Chemicals 1.3%
	Air Liquide S.A.	6,096	718,543
	BASF S.E.	25,450	1,544,179
	E.I. du Pont de Nemours & Co.	26,400	1,055,208
			3,317,930
	Commercial Services 0.6%
	Automatic Data Processing, Inc.	15,750	742,612
	R.R. Donnelley & Sons Co.	52,750	744,830
			1,487,442
	Computers 0.7%
	Diebold, Inc.	25,050	689,125
	HTC Corp.	25,460	559,332
	Logica PLC	483,950	588,729
			1,837,186
	Distribution & Wholesale 0.3%
	Genuine Parts Co.	15,100	767,080

	Electric 5.6%
	CMS Energy Corp.	49,950	988,510
	CPFL Energia S.A.	96,600	1,059,890
	Duke Energy Corp.	37,500	749,625
	Enel S.p.A.	159,350	705,022
	Fortum Oyj	27,600	648,166
	Integrys Energy Group, Inc.	13,900	675,818
	National Grid PLC	215,650	2,138,186
	Progress Energy, Inc.	29,600	1,530,912
	SCANA Corp.	19,350	782,708
	Scottish & Southern Energy PLC	68,000	1,359,924
	Southern Co.	32,950	1,396,091
	TECO Energy, Inc.	68,850	1,179,400
	Terna S.p.A.	367,400	1,362,838
			14,577,090
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	16,150	667,157

	Engineering & Construction 0.5%
	Vinci S.A.	31,500	1,352,595

	Environmental Controls 0.4%
	Waste Management, Inc.	31,700	1,032,152

	Food 1.9%
	H.J. Heinz Co.	14,200	716,816
	Nestle S.A. Registered	38,650	2,124,603
	Orkla ASA	81,650	621,224
	Unilever PLC	22,650	709,529
	WM Morrison Supermarkets PLC	177,300	799,483
			4,971,655
	Food Services 0.3%
	Compass Group PLC	102,150	826,034

	Gas 1.2%
	NiSource, Inc.	102,450	2,190,381
	Vectren Corp.	35,450	959,986
			3,150,367
	Health Care – Products 0.4%
	Johnson & Johnson	16,650	1,060,772

	Household Products & Wares 1.0%
	Kimberly-Clark Corp.	23,000	1,633,230
	Reckitt Benckiser Group PLC	19,450	983,332
			2,616,562
	Insurance 1.5%
	Arthur J. Gallagher & Co.	44,800	1,178,240
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	8,550	1,059,816
	SCOR SE	48,300	1,041,276
	Travelers Cos., Inc. (The)	12,800	623,744
			3,903,076
	Media 3.3%
	Comcast Corp. Class A	48,700	1,007,603
	Pearson PLC	135,000	2,376,191
	Regal Entertainment Group Class A	102,250	1,200,415
	Shaw Communications, Inc.	48,300	979,920
	Time Warner, Inc.	28,350	849,650
	Vivendi S.A.	107,150	2,187,746
			8,601,525
	Mining 0.2%
	BHP Billiton, Ltd., Sponsored ADR (k)	8,350	554,774

	Miscellaneous – Manufacturing 0.3%
	Honeywell International, Inc.	16,350	717,929

	Office Equipment/Supplies 0.4%
	Pitney Bowes, Inc.	58,800	1,105,440

	Oil & Gas 2.9%
	Chevron Corp.	10,350	957,582
¤	ConocoPhillips	19,700	1,247,404
	Diamond Offshore Drilling, Inc.	17,300	947,002
	ExxonMobil Corp.	9,650	700,880
	Royal Dutch Shell PLC Class A, ADR (k)	29,960	1,843,139
	Total S.A.	40,100	1,768,036
			7,464,043
	Pharmaceuticals 3.2%
	Abbott Laboratories	15,300	782,442
	AstraZeneca PLC, Sponsored ADR (k)	39,900	1,769,964
	Bristol-Myers Squibb Co.	56,300	1,766,694
	GlaxoSmithKline PLC	47,750	985,870
	Merck & Co., Inc.	27,800	909,338
	Novartis A.G.	18,150	1,012,943
	Roche Holding A.G., Genusscheine	6,560	1,055,384
			8,282,635

	Pipelines 1.8%
	Enterprise Products Partners, L.P.	23,500	943,525
	Kinder Morgan Energy Partners, L.P.	19,550	1,336,829
	MarkWest Energy Partners, L.P.	14,900	684,655
	Spectra Energy Corp.	27,050	663,536
	Williams Partners, L.P.	20,950	1,136,328
			4,764,873
	Retail 0.5%
	JB Hi-Fi, Ltd.	42,700	618,464
	McDonald’s Corp.	9,300	816,726
			1,435,190
	Semiconductors 1.1%
	Microchip Technology, Inc.	36,950	1,149,515
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (k)	139,950	1,599,628
			2,749,143
	Software 0.9%
	Microsoft Corp.	43,150	1,074,003
	Oracle Corp.	46,850	1,346,469
			2,420,472
	Telecommunications 7.4%
	AT&T, Inc.	52,250	1,490,170
¤	BCE, Inc.	68,200	2,557,093
	CenturyLink, Inc.	57,050	1,889,496
	China Mobile, Ltd., Sponsored ADR (k)	31,200	1,519,752
	France Telecom S.A.	92,200	1,511,874
	Mobistar S.A.	15,570	889,127
	Philippine Long Distance Telephone Co., Sponsored ADR (k)	15,750	780,097
	Rogers Communications, Inc. Class B	31,800	1,088,526
¤	Swisscom A.G.	6,200	2,519,236
	Telefonica S.A.	48,050	921,181
	Verizon Communications, Inc.	47,650	1,753,520
¤	Vodafone Group PLC	979,050	2,528,246
			19,448,318
	Transportation 0.6%
	FirstGroup PLC	327,400	1,622,937

	Water 0.5%
	United Utilities Group PLC	139,600	1,352,067

	Total Common Stocks (Cost $121,015,467)		125,770,007

	Convertible Preferred Stocks 1.8%
	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	9,900	347,292

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,300	206,435

	Banks 0.4%
	Citigroup, Inc. 7.50%	4,100	326,483
	Wells Fargo & Co. 7.50% Series L	700	723,142
			1,049,625
	Diversified Financial Services 0.3%
	SG Preferred Capital II LLC (a)(c) 6.30%	750	708,047

	Insurance 0.2%
	Hartford Financial Services Group, Inc. 7.25%	30,100	579,726

	Investment Management/Advisory Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	12,100	514,250

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	600	56,100

	Media 0.0%‡
	Nielsen Holdings N.V. 6.25%	1,800	96,862

	Oil & Gas 0.2%
	Chesapeake Energy Corp. (c) 5.75%	400	454,004

	Telecommunications 0.3%
	Crown Castle International Corp. 6.25%	12,700	749,656

	Total Convertible Preferred Stocks (Cost $5,473,144)		4,761,997

	Preferred Stock 0.4%
	Insurance 0.4%
	MetLife, Inc. 6.50%	38,400	956,928
	Total Preferred Stock (Cost $909,187)		956,928

	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc.
Second Lien Expires 12/19/12 (d)(e)(f)	$4	$0	(l)
Unsecured Debt Expires 12/19/12 (d)(e)(f)	4	0	(l)
Total Warrants (Cost $13)		0	(l)

	Principal Amount	Value
Short-Term Investment 3.8%
Repurchase Agreement 3.8%
State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $9,878,938 (Collateralized by United States Government and Federal Agency Securities with rates between 0.02% - 0.78% and maturity dates between 12/29/11 – 9/8/14, with a Principal Amount of $10,085,000 and a Market Value of $10,084,524)	$9,878,929	9,878,929
Total Short-Term Investment (Cost $9,878,929)		9,878,929

Total Investments (Cost $250,814,045) (o)	96.8%	253,485,977
Other Assets, Less Liabilities	3.2	8,391,006
Net Assets	100.0%	$261,876,983

	Contracts Long	Unrealized Appreciation (Depreciation)(n)
Futures Contracts (0.3%)
Standard & Poor’s 500 Index Mini December 2011 (m)	460	$(921,150)
United States Treasury Note December 2011 (10 Year) (m)	45	(12,769)

Total Futures Contracts Long (Settlement Value $31,752,219)		$(933,919)

	Contracts Short	Unrealized Appreciation (Depreciation)(n)
United States Treasury Note December 2011 (5 Year) (m)	(95)	39,841
Total Futures Contracts Short (Settlement Value $11,636,016)		$39,841
Total Futures Contracts (Settlement Value $20,116,203)		$(894,078)
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at September 30, 2011.
(b)
Subprime mortgage investment and other asset-backed securities - The total market value of these securities at September 30, 2011 is $111,727, which represents less than one-tenth of a percent of the Portfolio's net assets.

(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security. The total market value of these securities at September 30, 2011 is $490,984, which represents 0.2% of the Portfolio's net assets.
(e)	Illiquid security. The total market value of these securities at September 30, 2011 is $710,046, which represents 0.3% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2011. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(h)	Issue in default.
(i)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2011.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	ADR - American Depositary Receipt.
(l)	Less than one dollar.
(m)	At September 30, 2011, cash in the amount of $1,875,100 is on deposit with the broker for futures transactions.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2011.
(o)	At September 30, 2011, cost is $250,875,767 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$19,883,481
Gross unrealized depreciation	(17,273,271)

Net unrealized appreciation	$2,610,210

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets and liabilities.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,597,578	$—		$7,597,578
Convertible Bonds	—	18,223,035	—		18,223,035
Corporate Bonds (b)	—	56,016,317	64,934		56,081,251
Foreign Bonds	—	3,828,685	—		3,828,685
Foreign Government Bonds	—	279,282	—		279,282
Loan Assignments & Participations (c)	—	6,163,185	208		6,163,393
Mortgage-Backed Securities (d)	—	2,506,813	425,842		2,932,655
U.S. Government & Federal Agencies	—	9,829,756	—		9,829,756
Yankee Bonds	—	7,182,481	—		7,182,481
Total Long-Term Bonds	—	111,627,132	490,984		112,118,116
Common Stocks (e)	76,711,651	49,058,356	—		125,770,007
Convertible Preferred Stocks	4,761,997	—	—		4,761,997
Preferred Stock	956,928	—	—		956,928
Warrants	—	—	0	(f)	0	(f)
Short-Term Investment
Repurchase Agreement	—	9,878,929	—		9,878,929
Total Investments in Securities	82,430,576	170,564,417	490,984		253,485,977
Other Financial Instruments
Futures Contracts Short (g)	39,841	—	—		39,841
Foreign Currency Forward Contracts (h)	—	3,745,896	—		3,745,896
Total Investments in Securities and Other Financial Instruments	$82,470,417	$174,310,313	$490,984		$257,271,714

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts Long (g)	$(933,919)	$—	$—	$(933,919)
Foreign Currency Forward Contracts (h)	—	(171,224)	—	(171,224)

Total Other Financial Instruments	$(933,919)	$(171,224)	$—	$(1,105,143)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $3,640 and $61,294 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $208 is held in Machinery within the Loan Assignment & Participations section of the Portfolio of Investments.
(d)	The level 3 security valued at $425,842 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)
Level 2 assets represent the following international equities: BAE Systems PLC, Meggitt PLC, British American Tobacco PLC, Imperial Tobacco Group PLC, Daimler A.G., Westpac Banking Corp., InBev N.V., BASF S.E., HTC Corp., Logica PLC, Enel S.p.A., Fortum Oyj, National Grid PLC, Scottish & Southern Energy PLC, Terna S.p.A., Vinci S.A., Nestle S.A. Registered, Orkla ASA, Unilever PLC, WM Morrison Supermarkets PLC, Compass Group PLC, Reckitt Benckiser Group PLC, Muenchener Rueckversicherungs-Gesellschaft A.G. Registered, SCOR SE, Pearson PLC, Vivendi S.A., Total S.A., GlaxoSmithKline PLC, Novartis A.G., Roche Holding A.G., JB Hi-Fi, Ltd., France Telecom S.A., Mobistar S.A., Swisscom A.G., Telefonica S.A., Vodafone Group PLC, FirstGroup PLC and United Utilities Group PLC

(f)	The level 3 security valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(g)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.

During the period ended September 30, 2011, certain foreign equity securities with a market value of $48,535,833 held by the Portfolio at December 31, 2010, transferred from Level 1 to Level 2 due to these securities being fair valued at period end by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2011, the Portfolio held the following foreign currency forward contracts:

Counterparty			Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation (Depreciation)
Foreign Currency Buy Contracts:
Euro vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	EUR	1,700,000	USD	2,448,765	USD	(171,224)
Counterparty			Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	EUR	21,100,000		30,483,803		2,215,503
Pound Sterling vs. U.S. Dollar, expiring 10/6/11	JPMorgan Chase Bank	GBP	15,800,000		26,168,434		1,530,393
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	3,574,672

As of September 30, 2011, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Brazilian Real		BRL	75,915	USD	41,208	USD	40,375
Canadian Dollar		CAD	3,180		3,080		3,035
Euro		EUR	95,619		136,526		128,106
New Taiwan Dollar		TWD	854,470		29,469		28,038
Pound Sterling		GBP	73,926		119,166		115,280
Total				USD	329,449	USD	314,834

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Long-Term Bonds
Corporate Bonds
Commercial Services	$3,640		$-	$-	$-	$-	$-	$-	$-	$3,640		$-
Media	233		-	(20,943)	20,870	-	(160)	-	-	-		-
Retail	60,364		(237)	(46)	3,200	-	(1,987)	-	-	61,294		3,158
Loan Assignments & Participations Machinery	84		(7,586)	-	7,710	-	-	-	-	208		7,710
Mortgage-Backed Securities Commercial Mortgage Loans(Collateralized Mortgage Obligations)	445,615		-	-	(3,085)	-	(16,688)	-	-	425,842		(3,820)
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$509,936		$(7,823)	$(20,989)	$28,695	$-	$(18,835)	$-	$-	$490,984		$7,048

(a) Less than one dollar.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)
		Shares	Value
	Common Stocks 98.2% †
	Australia 4.0%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	58,600	$3,893,384
	Computershare, Ltd. (IT Services)	1,706,144	12,148,854
			16,042,238
	Bermuda 6.4%
	China Yurun Food Group, Ltd. (Food Products)	4,887,000	5,220,228
	Genpact, Ltd. (IT Services) (b)	407,148	5,858,860
¤	Li & Fung, Ltd. (Distributors)	8,720,100	14,381,621
			25,460,709
	Canada 6.3%
¤	IGM Financial, Inc. (Capital Markets)	338,400	14,383,373
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	224,900	10,454,126
			24,837,499
	China 2.1%
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	2,101,800	8,235,381

	Denmark 5.8%
	Coloplast A/S (Health Care Equipment & Supplies)	77,707	11,215,382
	FLSmidth & Co. A/S (Construction & Engineering)	232,786	11,634,570
			22,849,952
	France 3.5%
	BNP Paribas S.A. (Commercial Banks)	108,540	4,296,269
	Ipsen S.A. (Pharmaceuticals)	324,679	9,771,876
			14,068,145
	Germany 9.7%
	Adidas A.G. (Textiles, Apparel & Luxury Goods)	62,121	3,748,152
	Deutsche Boerse A.G. (Diversified Financial Services) (b)	121,098	6,081,034
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	268,185	18,169,275
	United Internet A.G. (Internet Software & Services)	616,900	10,410,113
			38,408,574
	Hong Kong 3.4%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	122,744	5,978,860
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	4,605,000	7,375,622
			13,354,482
	Ireland 0.9%
	ICON PLC, Sponsored ADR (Life Sciences Tools & Services) (a)(b)	229,223	3,685,906

	Israel 6.5%
	Check Point Software Technologies, Ltd. (Software) (b)	205,952	10,866,027
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (a)	405,922	15,108,417
			25,974,444
	Japan 7.1%
¤	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	161,700	14,827,049
	Japan Tobacco, Inc. (Tobacco)	1,919	8,953,051
	OBIC Co., Ltd. (IT Services)	3,760	725,950
	Square Enix Holdings Co., Ltd. (Software)	204,000	3,666,115
			28,172,165
	Spain 4.5%
¤	Grifols S.A. (Biotechnology) (b)	761,603	14,246,396
	Indra Sistemas S.A. (IT Services)	239,200	3,443,562
			17,689,958
	Sweden 4.1%
¤	Svenska Handelsbanken Class A (Commercial Banks)	633,161	16,096,358

	Switzerland 5.3%
	Actelion, Ltd. Registered (Biotechnology) (b)	158,900	5,286,320
	Nestle S.A. Registered (Food Products)	137,996	7,585,685
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	51,423	8,273,020
			21,145,025
	Thailand 1.5%
	Kasikornbank PCL (Commercial Banks)	1,561,800	5,865,866

	United Kingdom 24.5%
¤	Intertek Group PLC (Professional Services)	568,429	16,297,705
	Johnson Matthey PLC (Chemicals)	443,655	10,859,496
	Lloyds TSB Group PLC (Commercial Banks) (b)	7,521,272	3,988,231
	Man Group PLC (Capital Markets)	4,037,018	10,440,683
	Petrofac, Ltd. (Energy Equipment & Services)	501,028	9,269,531
¤	SABMiller PLC (Beverages)	455,713	14,811,587
	Shire PLC (Pharmaceuticals)	401,443	12,517,732
¤	Standard Chartered PLC (Commercial Banks)	741,222	14,794,336
	Tesco PLC (Food & Staples Retailing)	688,442	4,027,009
			97,006,310
	United States 2.6%
	ResMed, Inc. (Health Care Equipment & Supplies) (b)	366,256	10,544,510
	Total Common Stocks (Cost $435,870,330)		389,437,522
		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	United States 0.9%
	State Street Bank and Trust Co. 0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $3,406,070 (Collateralized by a Federal Home Loan Mortgage Corp. Security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $3,475,000 and a Market Value of $3,477,005) (Capital Markets)	$3,406,067	3,406,067

	Total Short-Term Investment (Cost $3,406,067)		3,406,067

	Total Investments (Cost $439,276,397) (c)	99.1%	392,843,589
	Other Assets, Less Liabilities	0.9	3,560,191
	Net Assets	100.0%	$396,403,780

¤
Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Portfolio net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At September 30, 2011, cost is $442,240,536 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$8,329,988
Gross unrealized depreciation	(57,726,935)
Net unrealized depreciation	$(49,396,947)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets. Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$80,773,463	$308,664,059	$—	$389,437,522
Short-Term Investment
Repurchase Agreement	—	3,406,067	—	3,406,067
Total Investments in Securities	$80,773,463	$312,070,126	$—	$392,843,589

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)
Level 1 assets represent ADRs, securities listed under Canada, United States and the following common stocks whose primary exchange is the New York Stock Exchange: Genpact, Ltd. under Bermuda  and Check Point Software Technologies, Ltd. under Israel.

The Portfolio recognizes transfers between the levels as of the beginning of the period.
During the period ended September 30, 2011, certain foreign equity securities with a market value of $131,989,597 held by the Portfolio at December 31, 2010, transferred from Level 1 to Level 2 due to these securities being fair valued at period end by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of September 30, 2011, the Portfolio held the following foreign currencies:

		Currency		Cost		Value
Danish Krone	DKK	19,131,551	USD	3,494,028	USD	3,444,364
Euro	EUR	1,037,227		1,411,795		1,389,624
Hong Kong Dollar	HKD	1,036,125		132,986		133,051
Japanese Yen	JPY	485,440,400		6,336,804		6,293,795
Norwegian Krone	NOK	6,549,012		1,203,398		1,115,656
Singapore Dollar	SGD	1,186		941		907
Swiss Franc	CHF	1,722,106		2,098,721		1,899,940
Thailand Baht	THB	28,610		919		920
Total			USD	14,679,592	USD	14,278,257

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 3.1%
	Goodrich Corp.	46,200	$5,575,416
	United Technologies Corp.	118,900	8,365,804
			13,941,220
	Air Freight & Logistics 1.2%
	C.H. Robinson Worldwide, Inc.	75,700	5,183,179

	Auto Components 1.2%
	BorgWarner, Inc. (a)	90,100	5,453,753

	Biotechnology 1.0%
	Celgene Corp. (a)	69,900	4,328,208

	Capital Markets 2.3%
	Franklin Resources, Inc.	70,100	6,704,364
	TD Ameritrade Holding Corp.	240,600	3,538,023
			10,242,387
	Chemicals 3.3%
	Ecolab, Inc.	123,700	6,047,693
	Monsanto Co.	144,700	8,687,788
			14,735,481
	Communications Equipment 3.3%
¤	QUALCOMM, Inc.	306,500	14,905,095

	Computers & Peripherals 8.2%
¤	Apple, Inc. (a)	58,610	22,340,960
	EMC Corp. (a)	526,300	11,047,037
	NetApp, Inc. (a)	100,200	3,400,788
			36,788,785
	Construction & Engineering 1.4%
	Fluor Corp.	131,800	6,135,290

	Diversified Financial Services 3.2%
	CME Group, Inc.	17,300	4,262,720
	IntercontinentalExchange, Inc. (a)	50,800	6,007,608
	JPMorgan Chase & Co.	129,000	3,885,480
			14,155,808
	Energy Equipment & Services 4.4%
	FMC Technologies, Inc. (a)	244,200	9,181,920
	Schlumberger, Ltd.	173,300	10,351,209
			19,533,129
	Food & Staples Retailing 1.3%
	Costco Wholesale Corp.	69,900	5,740,188

	Food Products 2.3%
	General Mills, Inc.	117,800	4,531,766
	Green Mountain Coffee Roasters, Inc. (a)	60,000	5,576,400
			10,108,166
	Health Care Equipment & Supplies 3.4%
	Edwards Lifesciences Corp. (a)	90,800	6,472,224
	Intuitive Surgical, Inc. (a)	12,300	4,480,644
	Varian Medical Systems, Inc. (a)	85,300	4,449,248
			15,402,116
	Health Care Providers & Services 4.1%
	Express Scripts, Inc. (a)	124,800	4,626,336
¤	UnitedHealth Group, Inc.	296,300	13,665,356
			18,291,692
	Health Care Technology 1.3%
	Cerner Corp. (a)	88,300	6,050,316

	Hotels, Restaurants & Leisure 5.0%
	Ctrip.com International, Ltd., Sponsored ADR (a)(b)	128,100	4,119,696
	Las Vegas Sands Corp. (a)	202,900	7,779,186
	Starbucks Corp.	162,100	6,044,709
	Yum! Brands, Inc.	93,300	4,608,087
			22,551,678
	Industrial Conglomerates 2.9%
¤	Danaher Corp.	313,000	13,127,220

	Internet & Catalog Retail 5.3%
¤	Amazon.com, Inc. (a)	68,400	14,790,132
	Priceline.com, Inc. (a)	20,330	9,137,522
			23,927,654
	Internet Software & Services 5.5%
	Baidu, Inc., Sponsored ADR (a)(b)	58,700	6,275,617
¤	Google, Inc. Class A (a)	26,725	13,746,805
	VeriSign, Inc.	164,000	4,692,040
			24,714,462
	IT Services 5.9%
¤	Cognizant Technology Solutions Corp. Class A (a)	197,800	12,402,060
¤	Visa, Inc. Class A	166,100	14,238,092
			26,640,152
	Machinery 2.5%
	Deere & Co.	105,200	6,792,764
	Illinois Tool Works, Inc.	105,900	4,405,440
			11,198,204
	Media 0.5%
	Scripps Networks Interactive Class A	61,200	2,274,804

	Metals & Mining 0.8%
	Cliffs Natural Resources, Inc.	67,900	3,474,443

	Oil, Gas & Consumable Fuels 4.4%
	Concho Resources, Inc. (a)	96,400	6,857,896
	Occidental Petroleum Corp.	109,500	7,829,250
	Peabody Energy Corp.	102,900	3,486,252
	Range Resources Corp.	29,500	1,724,570
			19,897,968
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	52,200	4,585,248

	Pharmaceuticals 2.6%
	Perrigo Co.	49,400	4,797,234
	Shire PLC, Sponsored ADR (b)	70,900	6,659,637
			11,456,871
	Road & Rail 3.1%
¤	Union Pacific Corp.	170,400	13,916,568

	Semiconductors & Semiconductor Equipment 0.5%
	Altera Corp.	75,700	2,386,821

	Software 6.5%
	Citrix Systems, Inc. (a)	108,400	5,911,052
	Intuit, Inc. (a)	107,300	5,090,312
¤	Oracle Corp.	390,300	11,217,222
	Salesforce.com, Inc. (a)	61,700	7,051,076
			29,269,662
	Specialty Retail 2.4%
	Abercrombie & Fitch Co. Class A	80,500	4,955,580
	O'Reilly Automotive, Inc. (a)	86,300	5,750,169
			10,705,749
	Textiles, Apparel & Luxury Goods 1.4%
	Ralph Lauren Corp.	48,000	6,225,600

	Wireless Telecommunication Services 2.1%
	American Tower Corp. Class A (a)	171,500	9,226,700

	Total Common Stocks (Cost $423,120,532)		436,574,617

		Principal Amount	Value
	Short-Term Investment 3.4%
	Repurchase Agreement 3.4%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $15,395,201 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 9/30/17, with a Principal Amount of $15,140,000 and a Market Value of $15,707,750)	$15,395,188	15,395,188

	Total Short-Term Investment (Cost $15,395,188)		15,395,188

	Total Investments (Cost $438,515,720) (c)	100.8%	451,969,805

	Other Assets, Less Liabilities	(0.8)	(3,471,696)
	Net Assets	100.0%	$448,498,109

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2011, cost is $439,737,026 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$43,665,993
Gross unrealized depreciation	(31,433,214)
Net unrealized appreciation	$12,232,779

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$436,574,617	$—	$—	$436,574,617
Short-Term Investment
Repurchase Agreement	—	15,395,188	—	15,395,188
Total Investments in Securities	$436,574,617	$15,395,188	$—	$451,969,805

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 1.4%
	Goodrich Corp.	7,895	$952,768
	ITT Corp.	86,123	3,617,166
	L-3 Communications Holdings, Inc.	28,625	1,773,891
	Textron, Inc.	46,915	827,581
			7,171,406
	Airlines 0.1%
	United Continental Holdings, Inc. (a)	13,052	252,948

	Automobiles 0.7%
	Harley-Davidson, Inc.	107,787	3,700,328

	Beverages 1.8%
	Coca-Cola Enterprises, Inc.	156,372	3,890,535
	Constellation Brands, Inc. Class A (a)	28,143	506,574
¤	Dr. Pepper Snapple Group, Inc.	116,432	4,515,233
			8,912,342
	Biotechnology 1.2%
	Amylin Pharmaceuticals, Inc. (a)	12,051	111,231
	Cephalon, Inc. (a)	6,576	530,683
	Myriad Genetics, Inc. (a)	162,435	3,044,032
	United Therapeutics Corp. (a)	66,141	2,479,626
			6,165,572
	Building Products 0.0%‡
	Masco Corp.	456	3,247

	Capital Markets 1.1%
	American Capital Ltd. (a)	144,480	985,354
	Janus Capital Group, Inc.	18,977	113,862
	Northern Trust Corp.	82,782	2,895,714
	Raymond James Financial, Inc.	61,625	1,599,785
			5,594,715
	Chemicals 3.3%
	Airgas, Inc.	18,675	1,191,839
	CF Industries Holdings, Inc.	32,193	3,972,294
	Eastman Chemical Co.	37,209	2,549,933
	Ecolab, Inc.	73,632	3,599,869
	PPG Industries, Inc.	51,435	3,634,397
	Rockwood Holdings, Inc. (a)	18,605	626,802
	Westlake Chemical Corp.	6,401	219,426
	WR Grace & Co. (a)	19,673	655,111
			16,449,671
	Commercial Banks 2.0%
	East West Bancorp, Inc.	29,598	441,306
	First Citizens BancShares, Inc. Class A	10,936	1,569,753
	First Republic Bank/San Francisco CA (a)	8,585	198,829
	Huntington Bancshares, Inc.	73,272	351,706
	KeyCorp	541,540	3,211,332
	Popular, Inc. (a)	819,299	1,228,949
	Regions Financial Corp.	114,936	382,737
	Zions Bancorp.	178,264	2,508,174
			9,892,786
	Commercial Services & Supplies 1.7%
	Cintas Corp.	86,118	2,423,360
	Copart, Inc. (a)	77,581	3,034,969
	Iron Mountain, Inc.	60,314	1,907,129
	KAR Auction Services, Inc. (a)	55,937	677,397
	Waste Connections, Inc.	6,738	227,879
			8,270,734
	Communications Equipment 1.0%
	Brocade Communications Systems, Inc. (a)	153,759	664,239
	EchoStar Corp. Class A (a)	70,113	1,585,255
	Motorola Mobility Holdings, Inc. (a)	60,608	2,289,770
	Tellabs, Inc.	78,731	337,756
			4,877,020
	Computers & Peripherals 0.6%
	Western Digital Corp. (a)	125,109	3,217,803

	Construction & Engineering 1.1%
	Fluor Corp.	76,276	3,550,648
	KBR, Inc.	73,642	1,740,160
			5,290,808
	Consumer Finance 0.8%
	Discover Financial Services	166,971	3,830,315

	Containers & Packaging 0.2%
	Packaging Corp. of America	471	10,974
	Sealed Air Corp.	38,245	638,692
	Silgan Holdings, Inc.	1,013	37,218
	Temple-Inland, Inc.	8,541	267,931
			954,815
	Diversified Consumer Services 2.0%
	Apollo Group, Inc. Class A (a)	77,643	3,075,439
	Career Education Corp. (a)	109,973	1,435,148
	DeVry, Inc.	5,373	198,586
	Education Management Corp. (a)	3,835	56,911
	H&R Block, Inc.	218,864	2,913,080
	ITT Educational Services, Inc. (a)	43,182	2,486,420
			10,165,584
	Diversified Financial Services 2.4%
	CBOE Holdings, Inc.	1,758	43,018
	Interactive Brokers Group, Inc.	82,679	1,151,718
	Leucadia National Corp.	64,064	1,452,972
	Moody's Corp.	117,470	3,576,962
	NASDAQ OMX Group, Inc. (The) (a)	148,094	3,426,895
	NYSE Euronext	99,854	2,320,607
			11,972,172
	Diversified Telecommunication Services 0.3%
	Level 3 Communications, Inc. (a)	22,241	33,139
	T.W. telecom, Inc. (a)	93,823	1,549,956
			1,583,095
	Electric Utilities 1.1%
	DPL, Inc.	9,678	291,695
	N.V. Energy, Inc.	161,829	2,380,505
	Northeast Utilities	62,557	2,105,043
	Pinnacle West Capital Corp.	11,793	506,391
			5,283,634
	Electrical Equipment 0.2%
	AMETEK, Inc.	8,848	291,719
	Hubbel, Inc. Class B	8,102	401,373
	Rockwell Automation, Inc.	406	22,736
	Roper Industries, Inc.	1,024	70,564
	Thomas & Betts Corp. (a)	1,473	58,787
			845,179
	Electronic Equipment & Instruments 1.3%
	Jabil Circuit, Inc.	166,780	2,967,016
	Tech Data Corp. (a)	38,258	1,653,894
	Vishay Intertechnology, Inc. (a)	248,948	2,081,205
			6,702,115
	Energy Equipment & Services 3.3%
	Diamond Offshore Drilling, Inc.	36,362	1,990,456
	Helmerich & Payne, Inc.	40,988	1,664,113
	Nabors Industries, Ltd. (a)	101,905	1,249,355
	Oceaneering International, Inc.	83,837	2,962,800
	Patterson-UTI Energy, Inc.	128,042	2,220,248
	RPC, Inc.	8,292	135,325
	SEACOR Holdings, Inc.	35,071	2,813,045
	Superior Energy Services, Inc. (a)	58,081	1,524,046
	Unit Corp. (a)	57,174	2,110,864
			16,670,252
	Food & Staples Retailing 1.5%
	BJ's Wholesale Club, Inc. (a)	53,277	2,729,914
	Safeway, Inc.	195,369	3,248,986
	SUPERVALU, Inc.	234,770	1,563,568
	Whole Foods Market, Inc.	3,255	212,584
			7,755,052
	Food Products 4.1%
¤	ConAgra Foods, Inc.	185,772	4,499,398
	Dean Foods Co. (a)	326,980	2,900,312
	Flowers Foods, Inc.	164,682	3,204,711
	Green Mountain Coffee Roasters, Inc. (a)	1,720	159,857
	Hershey Co. (The)	7,895	467,700
	Hormel Foods Corp.	124,244	3,357,073
	Ralcorp Holdings, Inc. (a)	4,069	312,133
	Smithfield Foods, Inc. (a)	98,036	1,911,702
	Tyson Foods, Inc. Class A	226,086	3,924,853
			20,737,739
	Gas Utilities 0.2%
	Atmos Energy Corp.	4,606	149,465
	ONEOK, Inc.	13,726	906,465
			1,055,930
	Health Care Equipment & Supplies 2.8%
	C.R. Bard, Inc.	44,927	3,932,910
	CareFusion Corp. (a)	3,876	92,830
	Cooper Cos., Inc. (The)	42,311	3,348,916
	Hill-Rom Holdings, Inc.	88,389	2,653,438
	Hologic, Inc. (a)	33,106	503,542
	Kinetic Concepts, Inc. (a)	10,577	696,918
	Zimmer Holdings, Inc. (a)	55,517	2,970,159
			14,198,713
	Health Care Providers & Services 4.7%
	AMERIGROUP Corp. (a)	66,325	2,587,338
¤	AmerisourceBergen Corp.	123,871	4,616,672
¤	CIGNA Corp.	99,012	4,152,563
	Coventry Health Care, Inc. (a)	114,387	3,295,489
¤	Humana, Inc.	67,750	4,927,458
	Laboratory Corp. of America Holdings (a)	4,952	391,456
	Lincare Holdings, Inc.	110,961	2,496,623
	Omnicare, Inc.	39,491	1,004,256
			23,471,855
	Health Care Technology 0.5%
	Cerner Corp. (a)	39,270	2,690,780
	Emdeon, Inc. Class A (a)	2,536	47,652
			2,738,432
	Hotels, Restaurants & Leisure 2.5%
	Brinker International, Inc.	145,967	3,053,629
	Darden Restaurants, Inc.	28,161	1,203,883
	International Game Technology	179,409	2,606,813
	Panera Bread Co. Class A (a)	1,047	108,825
	Penn National Gaming, Inc. (a)	33,165	1,104,063
	Wendy's Co. (The)	163,820	751,934
	Wynn Resorts, Ltd.	32,390	3,727,441
			12,556,588
	Household Durables 0.7%
	Garmin, Ltd.	46,526	1,478,131
	Harman International Industries, Inc.	1,431	40,898
	Leggett & Platt, Inc.	48,483	959,479
	Tempur-Pedic International, Inc. (a)	14,933	785,625
			3,264,133
	Household Products 0.5%
	Church & Dwight Co., Inc.	20,496	905,923
	Clorox Co. (The)	20,625	1,368,056
			2,273,979
	Independent Power Producers & Energy Traders 0.6%
	Constellation Energy Group, Inc.	72,367	2,754,288

	Insurance 3.7%
	Allied World Assurance Co. Holdings, Ltd.	59,615	3,201,922
	American Financial Group, Inc.	99,711	3,098,021
	Arch Capital Group, Ltd. (a)	72,384	2,365,147
	Endurance Specialty Holdings, Ltd.	7,200	245,880
	Fidelity National Financial, Inc. Class A	107,061	1,625,186
	Hartford Financial Services Group, Inc. (The)	191,839	3,096,281
	Principal Financial Group, Inc.	65,412	1,482,890
	Reinsurance Group of America, Inc.	5,310	243,995
	Validus Holdings, Ltd.	131,622	3,280,020
			18,639,342
	Internet & Catalog Retail 1.0%
	Expedia, Inc.	129,696	3,339,672
	Liberty Media Corp. Interactive Class A (a)	113,679	1,679,039
			5,018,711
	Internet Software & Services 1.7%
	AOL, Inc. (a)	182,305	2,187,660
	IAC/InterActiveCorp (a)	86,882	3,436,183
	Monster Worldwide, Inc. (a)	14,848	106,609
	VistaPrint N.V. (a)	100,807	2,724,813
	WebMD Health Corp. (a)	8,708	262,546
			8,717,811
	IT Services 3.3%
	Alliance Data Systems Corp. (a)	39,268	3,640,144
	Amdocs, Ltd. (a)	74,596	2,023,044
	Booz Allen Hamilton Holding Corp. (a)	40,212	597,952
	Computer Sciences Corp.	14,498	389,271
	DST Systems, Inc.	68,396	2,997,797
	Global Payments, Inc.	79,531	3,212,257
	SAIC, Inc. (a)	47,872	565,368
	Total System Services, Inc.	3,437	58,188
	Western Union Co. (The)	203,571	3,112,601
			16,596,622
	Leisure Equipment & Products 0.6%
	Polaris Industries, Inc.	63,185	3,157,354

	Life Sciences Tools & Services 1.9%
	Agilent Technologies, Inc. (a)	122,058	3,814,312
	Bio-Rad Laboratories, Inc. Class A (a)	4,025	365,349
	Charles River Laboratories International, Inc. (a)	90,151	2,580,122
	Covance, Inc. (a)	65,662	2,984,338
			9,744,121
	Machinery 1.7%
	AGCO Corp. (a)	51,102	1,766,596
	CNH Global N.V. (a)	13,691	359,252
	Dover Corp.	22,351	1,041,557
	Harsco Corp.	120,383	2,334,226
	Joy Global, Inc.	977	60,945
	Navistar International Corp. (a)	21,980	705,998
	Parker Hannifin Corp.	10,055	634,772
	Wabtec Corp.	32,867	1,737,678
			8,641,024
	Marine 0.4%
	Kirby Corp. (a)	40,084	2,110,022

	Media 2.7%
	AMC Networks, Inc. Class A (a)	8,546	273,045
	Cablevision Systems Corp. Class A	13,789	216,901
	Charter Communications, Inc. Class A (a)	49,009	2,295,582
	DISH Network Corp. Class A (a)	134,420	3,368,565
	John Wiley & Sons, Inc. Class A	1,611	71,561
	McGraw-Hill Cos., Inc. (The)	25,097	1,028,977
	Virgin Media, Inc.	137,907	3,358,035
	Washington Post Co. Class B	8,856	2,895,646
			13,508,312
	Metals & Mining 0.4%
	Cliffs Natural Resources, Inc.	26,601	1,361,173
	Nucor Corp.	13,925	440,587
	Walter Energy, Inc.	3,666	219,997
			2,021,757
	Multi-Utilities 2.7%
	Alliant Energy Corp.	61,450	2,376,886
	Ameren Corp.	1,658	49,359
	CenterPoint Energy, Inc.	165,003	3,237,359
	Consolidated Edison, Inc.	42,344	2,414,455
	DTE Energy Co.	56,199	2,754,875
	NSTAR	26,813	1,201,490
	OGE Energy Corp.	1,106	52,856
	Xcel Energy, Inc.	60,044	1,482,486
			13,569,766
	Multiline Retail 1.3%
	Big Lots, Inc. (a)	99,315	3,459,141
	Dillard's, Inc. Class A	61,010	2,652,715
	Macy's, Inc.	10,681	281,124
			6,392,980
	Oil, Gas & Consumable Fuels 3.4%
	Cabot Oil & Gas Corp.	338	20,926
	Energen Corp.	2,907	118,867
	HollyFrontier Corp.	101,621	2,664,503
	Murphy Oil Corp.	75,208	3,321,185
	Noble Energy, Inc.	43,835	3,103,518
	QEP Resources, Inc.	498	13,481
	SM Energy Co.	7,149	433,587
	Southern Union Co.	27	1,095
	Tesoro Corp. (a)	152,937	2,977,683
	Valero Energy Corp.	209,409	3,723,292
	Whiting Petroleum Corp. (a)	15,395	540,057
			16,918,194
	Paper & Forest Products 0.6%
	Domtar Corp.	43,179	2,943,513
	MeadWestvaco Corp.	81	1,989
			2,945,502
	Personal Products 0.8%
¤	Herbalife, Ltd.	74,178	3,975,941

	Pharmaceuticals 1.3%
	Endo Pharmaceuticals Holdings, Inc. (a)	32,287	903,713
	Forest Laboratories, Inc. (a)	102,803	3,165,304
	Warner Chilcott PLC Class A (a)	56,179	803,360
	Watson Pharmaceuticals, Inc. (a)	26,655	1,819,204
			6,691,581
	Professional Services 0.7%
	Dun & Bradstreet Corp.	65	3,982
	Towers Watson & Co. Class A	60,169	3,596,903
			3,600,885
	Real Estate Investment Trusts 5.1%
¤	Annaly Capital Management, Inc.	336,489	5,595,812
	Apartment Investment & Management Co. Class A	62,149	1,374,736
	Camden Property Trust	36,731	2,029,755
	Digital Realty Trust, Inc.	13,570	748,521
	Douglas Emmett, Inc.	58,302	996,964
	Duke Realty Corp.	186,911	1,962,565
	Equity Residential	75,574	3,920,023
	Essex Property Trust, Inc.	14,352	1,722,814
	Federal Realty Investment Trust	70	5,769
	Hospitality Properties Trust	45,556	967,154
	Plum Creek Timber Co., Inc.	23,256	807,216
	Rayonier, Inc.	76,932	2,830,328
	Taubman Centers, Inc.	40,832	2,054,258
	UDR, Inc.	14,928	330,506
	Weingarten Realty Investors	17,268	365,564
			25,711,985
	Real Estate Management & Development 0.3%
	Jones Lang LaSalle, Inc.	25,705	1,331,776

	Road & Rail 0.8%
	Con-Way, Inc.	72,817	1,611,440
	J.B. Hunt Transport Services, Inc.	174	6,285
	Ryder System, Inc.	66,475	2,493,477
			4,111,202
	Semiconductors & Semiconductor Equipment 3.4%
	Altera Corp.	24,268	765,170
	Avago Technologies, Ltd.	67,211	2,202,504
	Fairchild Semiconductor International, Inc. (a)	85,672	925,258
	Lam Research Corp. (a)	10,116	384,206
	LSI Corp. (a)	477,092	2,471,337
	Maxim Integrated Products, Inc.	107,928	2,517,960
	Micron Technology, Inc. (a)	549,304	2,768,492
	NVIDIA Corp. (a)	248,857	3,110,713
	Teradyne, Inc. (a)	134,744	1,483,531
	Varian Semiconductor Equipment Associates, Inc. (a)	5,753	351,796
	Xilinx, Inc.	10,975	301,154
			17,282,121
	Software 4.7%
	Activision Blizzard, Inc.	326,925	3,890,408
	Autodesk, Inc. (a)	116,740	3,243,037
	BMC Software, Inc. (a)	99,052	3,819,445
	CA, Inc.	138,920	2,696,437
	Cadence Design Systems, Inc. (a)	347,252	3,208,608
	Citrix Systems, Inc. (a)	987	53,821
	Electronic Arts, Inc. (a)	19,398	396,689
	Fortinet, Inc. (a)	3,251	54,617
	Intuit, Inc. (a)	71,304	3,382,662
	Synopsys, Inc. (a)	115,327	2,809,366
			23,555,090
	Specialty Retail 6.3%
	Aaron's, Inc.	135,079	3,410,745
	Advance Auto Parts, Inc.	22,588	1,312,363
	American Eagle Outfitters, Inc.	80,513	943,612
	AutoZone, Inc. (a)	5,996	1,913,863
	Bed Bath & Beyond, Inc. (a)	64,517	3,697,469
	Chico's FAS, Inc.	239,219	2,734,273
	Dick's Sporting Goods, Inc. (a)	56,304	1,883,932
	DSW, Inc. Class A	35,322	1,631,170
	Foot Locker, Inc.	167,812	3,371,343
	GameStop Corp. Class A (a)	138,289	3,194,476
	Guess?, Inc.	7,769	221,339
	PetSmart, Inc.	89,418	3,813,678
	RadioShack Corp.	4,770	55,427
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,394	148,979
	Williams-Sonoma, Inc.	101,633	3,129,280
			31,461,949
	Textiles, Apparel & Luxury Goods 0.3%
	PVH Corp.	1,329	77,401
	Ralph Lauren Corp.	856	111,023
	VF Corp.	10,019	1,217,509
			1,405,933
	Tobacco 1.0%
¤	Lorillard, Inc.	45,610	5,049,027

	Trading Companies & Distributors 0.8%
	W.W. Grainger, Inc.	25,356	3,791,736

	Wireless Telecommunication Services 1.1%
	MetroPCS Communications, Inc. (a)	253,023	2,203,830
	Telephone and Data Systems, Inc.	127,999	2,719,979
	United States Cellular Corp. (a)	9,454	374,851
			5,298,660
	Total Common Stocks (Cost $521,852,012)		489,862,654

	Exchange Traded Funds 2.2% (b)
¤	S&P 500 Index - SPDR Trust Series 1	48,319	5,468,261
¤	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	38,500	5,472,005

	Total Exchange Traded Funds (Cost $11,437,804)		10,940,266

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $788,761 (Collateralized by Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $805,000 and a Market Value of $805,464)	$788,761	788,761

	Total Short-Term Investment (Cost $788,761)		788,761
	Total Investments (Cost $534,078,577) (c)	100.1%	501,591,681
	Other Assets, Less Liabilities	(0.1)	(477,535)
	Net Assets	100.0%	$501,114,146
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2011, cost is $540,753,975 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$30,558,243
Gross unrealized depreciation	(69,720,537)
Net unrealized depreciation	$(39,162,294)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$489,862,654	$—	$—	$489,862,654
Exchange Traded Funds	10,940,266	—	—	10,940,266
Short-Term Investment
Repurchase Agreement	—	788,761	—	788,761
Total Investments in Securities	$500,802,920	$788,761	$—	$501,591,681
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 60.4%
MainStay 130/30 Core Fund Class I (a)	7,656,796	$54,363,255
MainStay 130/30 International Fund Class I (a)	2,837,643	16,486,707
MainStay Epoch Global Choice Fund Class I (a)	430,997	5,857,253
MainStay Epoch International Small Cap Fund Class I	522,408	8,165,245
MainStay Epoch U.S. All Cap Fund Class I (a)	2,204,972	45,753,171
MainStay ICAP Equity Fund Class I (a)	1,152,092	36,532,840
MainStay ICAP International Fund Class I	946,093	23,756,383
MainStay MAP Fund Class I (a)	2,769,916	77,557,657
MainStay VP Common Stock Portfolio Initial Class	463,063	6,762,125
MainStay VP Growth Equity Portfolio Initial Class	695	15,510
MainStay VP ICAP Select Equity Portfolio Initial Class	1,239,554	13,515,177
MainStay VP International Equity Portfolio Initial Class	10,270	105,655
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	4,195,448	57,242,226
MainStay VP Mid Cap Core Portfolio Initial Class	1,139,226	11,721,118
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	741,946	5,847,029

Total Equity Funds (Cost $388,010,881)		363,681,351

Fixed Income Funds 39.5%
MainStay Global High Income Fund Class I	8,630	98,209
MainStay High Yield Opportunities Fund Class I	495,190	5,278,723
MainStay Intermediate Term Bond Fund Class I	2,181,680	23,562,148
MainStay VP Bond Portfolio Initial Class (a)	5,578,923	86,505,547
MainStay VP Cash Management Portfolio Initial Class	15,528,705	15,528,348
MainStay VP Convertible Portfolio Initial Class	559,928	5,884,637
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	6,046,078	57,065,825
MainStay VP Floating Rate Portfolio Initial Class (a)	3,782,130	33,678,208
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,041,214	10,098,800

Total Fixed Income Funds (Cost $236,833,483)		237,700,445

Total Investments (Cost $624,844,364) (c)	99.9%	601,381,796

Other Assets, Less Liabilities	0.1	392,319
Net Assets	100.0%	$601,774,115

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2011, cost is $627,302,909 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$1,457,981
Gross unrealized depreciation	(27,379,094)
Net unrealized depreciation	$(25,921,113)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$363,681,351	$—	$—	$363,681,351
Fixed Income Funds	237,700,445	—	—	237,700,445
Total Investments in Securities	$601,381,796	$—	$—	$601,381,796

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 80.4%
MainStay 130/30 Core Fund Class I (a)	9,569,032	$67,940,128
MainStay 130/30 International Fund Class I (a)	6,510,584	37,826,494
MainStay Epoch Global Choice Fund Class I (a)	531,704	7,225,856
MainStay Epoch International Small Cap Fund Class I	618,719	9,670,577
MainStay Epoch U.S. All Cap Fund Class I (a)	3,310,408	68,690,975
MainStay ICAP Equity Fund Class I	733,609	23,262,738
MainStay ICAP International Fund Class I (a)	1,605,014	40,301,893
MainStay MAP Fund Class I (a)	4,186,219	117,214,145
MainStay VP Common Stock Portfolio Initial Class	1,305,441	19,063,382
MainStay VP Growth Equity Portfolio Initial Class	5,201	116,119
MainStay VP ICAP Select Equity Portfolio Initial Class	2,472,689	26,960,369
MainStay VP International Equity Portfolio Initial Class (a)	847,604	8,719,955
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	6,095,674	83,168,709
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,434,337	45,623,410
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	4,556,228	35,906,087

Total Equity Funds (Cost $641,595,169)		591,690,837

Fixed Income Funds 19.5%
MainStay Global High Income Fund Class I	17,035	193,857
MainStay High Yield Opportunities Fund Class I	670,803	7,150,764
MainStay Intermediate Term Bond Fund Class I	181,526	1,960,477
MainStay VP Bond Portfolio Initial Class	191,580	2,970,595
MainStay VP Cash Management Portfolio Initial Class	15,595,570	15,595,211
MainStay VP Convertible Portfolio Initial Class	579,195	6,087,129
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	6,035,911	56,969,866
MainStay VP Floating Rate Portfolio Initial Class (a)	4,531,442	40,350,499
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,242,734	12,053,358

Total Fixed Income Funds (Cost $147,030,696)		143,331,756

Total Investments (Cost $788,625,865) (c)	99.9%	735,022,593

Other Assets, Less Liabilities	0.1	821,884
Net Assets	100.0%	$735,844,477

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2011, cost is $793,378,599 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$713,641
Gross unrealized depreciation	(59,069,647)
Net unrealized depreciation	$(58,356,006)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$591,690,837	$—	$—	$591,690,837
Fixed Income Funds	143,331,756	—	—	143,331,756
Total Investments in Securities	$735,022,593	$—	$—	$735,022,593

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments ††† September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 95.8% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	55,044	$3,330,713
	General Dynamics Corp.	26,867	1,528,464
	Goodrich Corp.	9,288	1,120,876
	Honeywell International, Inc.	58,111	2,551,654
	ITT Corp.	13,760	577,920
	L-3 Communications Holdings, Inc.	7,829	485,163
	Lockheed Martin Corp.	20,438	1,484,616
	Northrop Grumman Corp.	20,650	1,077,104
	Precision Castparts Corp.	10,698	1,663,111
	Raytheon Co.	26,260	1,073,246
	Rockwell Collins, Inc.	11,409	601,939
	Textron, Inc.	20,603	363,437
	United Technologies Corp.	67,498	4,749,159
			20,607,402
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	12,243	838,278
	Expeditors International of Washington, Inc.	15,746	638,500
	FedEx Corp.	23,544	1,593,458
	United Parcel Service, Inc. Class B	72,844	4,600,099
			7,670,335
	Airlines 0.1%
	Southwest Airlines Co.	59,761	480,478

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	18,174	183,376
	Johnson Controls, Inc.	50,481	1,331,184
			1,514,560
	Automobiles 0.4%
	Ford Motor Co. (a)	282,253	2,729,386
	Harley-Davidson, Inc.	17,566	603,041
			3,332,427
	Beverages 2.7%
	Brown-Forman Corp. Class B	7,493	525,559
¤	Coca-Cola Co. (The)	170,539	11,521,615
	Coca-Cola Enterprises, Inc.	23,702	589,706
	Constellation Brands, Inc. Class A (a)	13,718	246,924
	Dr. Pepper Snapple Group, Inc.	16,109	624,707
	Molson Coors Brewing Co. Class B	12,106	479,519
	PepsiCo., Inc.	117,548	7,276,221
			21,264,251
	Biotechnology 1.3%
	Amgen, Inc.	68,642	3,771,878
	Biogen Idec, Inc. (a)	18,019	1,678,470
	Celgene Corp. (a)	34,075	2,109,924
	Cephalon, Inc. (a)	5,785	466,849
	Gilead Sciences, Inc. (a)	57,297	2,223,124
			10,250,245
	Building Products 0.0%‡
	Masco Corp.	26,589	189,314

	Capital Markets 1.8%
	Ameriprise Financial, Inc.	17,534	690,138
	Bank of New York Mellon Corp. (The)	91,542	1,701,766
	BlackRock, Inc.	7,448	1,102,379
	Charles Schwab Corp. (The)	80,041	902,062
	E*TRADE Financial Corp. (a)	18,856	171,778
	Federated Investors, Inc. Class B	6,894	120,852
	Franklin Resources, Inc.	10,813	1,034,155
	Goldman Sachs Group, Inc. (The)	37,566	3,551,865
	Invesco, Ltd.	33,509	519,725
	Janus Capital Group, Inc.	13,831	82,986
	Legg Mason, Inc.	9,738	250,364
	Morgan Stanley	110,275	1,488,713
	Northern Trust Corp.	17,892	625,862
	State Street Corp.	37,440	1,204,070
	T. Rowe Price Group, Inc.	19,048	909,923
			14,356,638
	Chemicals 2.0%
	Air Products & Chemicals, Inc.	15,831	1,209,013
	Airgas, Inc.	5,050	322,291
	CF Industries Holdings, Inc.	5,330	657,669
	Dow Chemical Co. (The)	87,747	1,970,798
	E.I. du Pont de Nemours & Co.	69,263	2,768,442
	Eastman Chemical Co.	5,210	357,041
	Ecolab, Inc.	17,223	842,032
	FMC Corp.	5,323	368,139
	International Flavors & Fragrances, Inc.	6,002	337,432
	Monsanto Co.	39,722	2,384,909
	Mosaic Co. (The)	10,770	527,407
	PPG Industries, Inc.	11,704	827,005
	Praxair, Inc.	22,444	2,098,065
	Sherwin-Williams Co. (The)	6,552	486,945
	Sigma-Aldrich Corp.	9,065	560,126
			15,717,314
	Commercial Banks 2.4%
	BB&T Corp.	51,785	1,104,574
	Comerica, Inc.	14,936	343,080
	Fifth Third Bancorp	68,358	690,416
	First Horizon National Corp.	19,615	116,905
	Huntington Bancshares, Inc.	64,063	307,502
	KeyCorp	70,714	419,334
	M&T Bank Corp.	9,328	652,027
	PNC Financial Services Group, Inc.	39,085	1,883,506
	Regions Financial Corp.	93,560	311,555
	SunTrust Banks, Inc.	39,879	715,828
	U.S. Bancorp	142,693	3,358,993
	Wells Fargo & Co.	392,163	9,458,972
	Zions Bancorp.	13,712	192,928
			19,555,620
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	7,879	197,605
	Cintas Corp.	8,272	232,774
	Iron Mountain, Inc.	15,093	477,241
	Pitney Bowes, Inc.	15,010	282,188
	R.R. Donnelley & Sons Co.	13,965	197,186
	Republic Services, Inc.	23,764	666,818
	Stericycle, Inc. (a)	6,395	516,204
	Waste Management, Inc.	35,058	1,141,489
			3,711,505
	Communications Equipment 2.0%
	Cisco Systems, Inc.	408,544	6,328,346
	F5 Networks, Inc. (a)	5,993	425,803
	Harris Corp.	8,936	305,343
	JDS Uniphase Corp. (a)	16,957	169,061
	Juniper Networks, Inc. (a)	39,591	683,341
	Motorola Mobility Holdings, Inc. (a)	19,429	734,028
	Motorola Solutions, Inc.	22,430	939,817
	QUALCOMM, Inc.	124,765	6,067,322
	Tellabs, Inc.	27,053	116,057
			15,769,118
	Computers & Peripherals 4.6%
¤	Apple, Inc. (a)	68,859	26,247,673
	Dell, Inc. (a)	115,181	1,629,811
	EMC Corp. (a)	153,371	3,219,257
	Hewlett-Packard Co.	154,042	3,458,243
	Lexmark International, Inc. Class A (a)	5,893	159,288
	NetApp, Inc. (a)	27,372	929,006
	SanDisk Corp. (a)	17,772	717,100
	Western Digital Corp. (a)	17,315	445,342
			36,805,720
	Construction & Engineering 0.1%
	Fluor Corp.	12,911	601,007
	Jacobs Engineering Group, Inc. (a)	9,466	305,657
	Quanta Services, Inc. (a)	15,771	296,337
			1,203,001
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,606	264,741

	Consumer Finance 0.8%
	American Express Co.	77,142	3,463,676
	Capital One Financial Corp.	34,124	1,352,334
	Discover Financial Services	40,527	929,689
	SLM Corp.	38,227	475,926
			6,221,625
	Containers & Packaging 0.1%
	Ball Corp.	12,150	376,893
	Bemis Co., Inc.	7,677	225,013
	Owens-Illinois, Inc. (a)	12,175	184,086
	Sealed Air Corp.	11,918	199,030
			985,022
	Distributors 0.1%
	Genuine Parts Co.	11,643	591,464

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	9,104	360,609
	DeVry, Inc.	4,581	169,314
	H&R Block, Inc.	22,729	302,523
			832,446
	Diversified Financial Services 2.8%
	Bank of America Corp.	752,769	4,606,946
	Citigroup, Inc.	216,737	5,552,802
	CME Group, Inc.	4,966	1,223,623
	IntercontinentalExchange, Inc. (a)	5,457	645,345
	JPMorgan Chase & Co.	289,594	8,722,571
	Leucadia National Corp.	14,724	333,940
	Moody’s Corp.	14,955	455,380
	NASDAQ OMX Group, Inc. (The) (a)	9,458	218,858
	NYSE Euronext	19,441	451,809
			22,211,274
	Diversified Telecommunication Services 2.8%
¤	AT&T, Inc.	440,151	12,553,106
	CenturyLink, Inc.	45,781	1,516,267
	Frontier Communications Corp.	73,921	451,657
	Verizon Communications, Inc.	210,244	7,736,979
	Windstream Corp.	37,863	441,483
			22,699,492
	Electric Utilities 2.1%
	American Electric Power Co., Inc.	35,818	1,361,800
	Duke Energy Corp.	98,935	1,977,711
	Edison International	24,210	926,032
	Entergy Corp.	13,133	870,587
	Exelon Corp.	49,223	2,097,392
	FirstEnergy Corp.	31,060	1,394,905
	NextEra Energy, Inc.	31,366	1,694,391
	Northeast Utilities	13,136	442,026
	Pepco Holdings, Inc.	16,806	317,970
	Pinnacle West Capital Corp.	8,107	348,115
	PPL Corp.	42,922	1,224,994
	Progress Energy, Inc.	21,876	1,131,427
	Southern Co.	63,704	2,699,138
			16,486,488
	Electrical Equipment 0.4%
	Emerson Electric Co.	55,315	2,285,063
	Rockwell Automation, Inc.	10,643	596,008
	Roper Industries, Inc.	7,131	491,397
			3,372,468
	Electronic Equipment & Instruments 0.3%
	Amphenol Corp. Class A	12,622	514,599
	Corning, Inc.	116,693	1,442,325
	FLIR Systems, Inc.	11,860	297,093
	Jabil Circuit, Inc.	13,525	240,610
	Molex, Inc.	10,153	206,817
			2,701,444
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	32,404	1,495,769
	Cameron International Corp. (a)	18,199	755,986
	Diamond Offshore Drilling, Inc.	5,157	282,294
	FMC Technologies, Inc. (a)	17,838	670,709
	Halliburton Co.	68,311	2,084,852
	Helmerich & Payne, Inc.	7,955	322,973
	Nabors Industries, Ltd. (a)	21,333	261,543
	National-Oilwell Varco, Inc.	31,463	1,611,535
	Noble Corp. (a)	18,750	550,312
	Rowan Cos., Inc. (a)	9,463	285,688
	Schlumberger, Ltd.	100,226	5,986,499
			14,308,160
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	32,522	2,670,707
	CVS Caremark Corp.	99,888	3,354,239
	Kroger Co. (The)	44,956	987,234
	Safeway, Inc.	25,988	432,180
	SUPERVALU, Inc.	15,785	105,128
	Sysco Corp.	44,011	1,139,885
	Wal-Mart Stores, Inc.	130,554	6,775,753
	Walgreen Co.	67,251	2,211,885
	Whole Foods Market, Inc.	11,714	765,041
			18,442,052
	Food Products 1.9%
	Archer-Daniels-Midland Co.	50,202	1,245,512
	Campbell Soup Co.	13,353	432,237
	ConAgra Foods, Inc.	30,809	746,194
	Dean Foods Co. (a)	13,664	121,200
	General Mills, Inc.	48,031	1,847,752
	H.J. Heinz Co.	23,839	1,203,393
	Hershey Co. (The)	11,491	680,727
	Hormel Foods Corp.	10,317	278,765
	J.M. Smucker Co. (The)	8,456	616,358
	Kellogg Co.	18,548	986,568
	Kraft Foods, Inc. Class A	131,178	4,404,957
	McCormick & Co., Inc.	9,820	453,291
	Mead Johnson Nutrition Co.	15,143	1,042,293
	Sara Lee Corp.	43,724	714,887
	Tyson Foods, Inc. Class A	22,016	382,198
			15,156,332
	Gas Utilities 0.1%
	Nicor, Inc.	3,378	185,824
	ONEOK, Inc.	7,686	507,583
			693,407
	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	42,210	2,369,669
	Becton, Dickinson & Co.	16,152	1,184,265
	Boston Scientific Corp. (a)	113,671	671,795
	C.R. Bard, Inc.	6,437	563,495
	CareFusion Corp. (a)	16,612	397,857
	Covidien PLC	36,648	1,616,177
	DENTSPLY International, Inc.	10,494	322,061
	Edwards Lifesciences Corp. (a)	8,543	608,945
	Intuitive Surgical, Inc. (a)	2,904	1,057,869
	Medtronic, Inc.	78,442	2,607,412
	St. Jude Medical, Inc.	24,477	885,823
	Stryker Corp.	24,524	1,155,816
	Varian Medical Systems, Inc. (a)	8,705	454,053
	Zimmer Holdings, Inc. (a)	14,146	756,811
			14,652,048
	Health Care Providers & Services 2.0%
	Aetna, Inc.	27,692	1,006,604
	AmerisourceBergen Corp.	19,993	745,139
	Cardinal Health, Inc.	25,591	1,071,751
	CIGNA Corp.	20,063	841,442
	Coventry Health Care, Inc. (a)	11,034	317,890
	DaVita, Inc. (a)	6,933	434,491
	Express Scripts, Inc. (a)	36,258	1,344,084
	Humana, Inc.	12,393	901,343
	Laboratory Corp. of America Holdings (a)	7,525	594,851
	McKesson Corp.	18,293	1,329,901
	Medco Health Solutions, Inc. (a)	28,636	1,342,742
	Patterson Cos., Inc.	6,949	198,950
	Quest Diagnostics, Inc.	11,752	580,079
	Tenet Healthcare Corp. (a)	35,116	145,029
	UnitedHealth Group, Inc.	79,930	3,686,372
	WellPoint, Inc.	26,787	1,748,655
			16,289,323
	Health Care Technology 0.1%
	Cerner Corp. (a)	10,800	740,016

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	34,331	1,040,229
	Chipotle Mexican Grill, Inc. Class A (a)	2,329	705,571
	Darden Restaurants, Inc.	9,997	427,372
	International Game Technology	22,151	321,854
	Marriott International, Inc. Class A	20,980	571,495
	McDonald’s Corp.	76,636	6,730,174
	Starbucks Corp.	55,420	2,066,612
	Starwood Hotels & Resorts Worldwide, Inc.	14,274	554,117
	Wyndham Worldwide Corp.	12,197	347,736
	Wynn Resorts, Ltd.	5,939	683,460
	Yum! Brands, Inc.	34,496	1,703,757
			15,152,377
	Household Durables 0.2%
	D.R. Horton, Inc.	20,619	186,396
	Fortune Brands, Inc.	11,475	620,568
	Harman International Industries, Inc.	5,188	148,273
	Leggett & Platt, Inc.	10,528	208,349
	Lennar Corp. Class A	11,917	161,356
	Newell Rubbermaid, Inc.	21,614	256,559
	Pulte Group, Inc. (a)	25,057	98,975
	Whirlpool Corp.	5,677	283,339
			1,963,815
	Household Products 2.4%
	Clorox Co. (The)	9,763	647,580
	Colgate-Palmolive Co.	36,131	3,204,097
	Kimberly-Clark Corp.	29,102	2,066,533
¤	Procter & Gamble Co. (The)	204,090	12,894,406
			18,812,616
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	48,845	476,727
	Constellation Energy Group, Inc.	14,962	569,454
	NRG Energy, Inc. (a)	17,929	380,274
			1,426,455
	Industrial Conglomerates 2.4%
	3M Co.	52,696	3,783,046
	Danaher Corp.	42,265	1,772,594
¤	General Electric Co.	787,362	11,999,397
	Tyco International, Ltd.	34,492	1,405,549
			18,960,586
	Insurance 3.4%
	ACE, Ltd.	25,109	1,521,605
	Aflac, Inc.	34,709	1,213,079
	Allstate Corp. (The)	38,365	908,867
	American International Group, Inc. (a)	32,436	711,970
	AON Corp.	24,268	1,018,771
	Assurant, Inc.	7,021	251,352
	Berkshire Hathaway, Inc. Class B (a)	130,621	9,279,316
	Chubb Corp. (The)	21,233	1,273,768
	Cincinnati Financial Corp.	12,128	319,330
	Genworth Financial, Inc. Class A (a)	36,389	208,873
	Hartford Financial Services Group, Inc. (The)	33,107	534,347
	Lincoln National Corp.	22,885	357,692
	Loews Corp.	23,112	798,520
	Marsh & McLennan Cos., Inc.	40,228	1,067,651
	MetLife, Inc.	78,543	2,199,989
	Principal Financial Group, Inc.	23,273	527,599
	Progressive Corp. (The)	47,435	842,446
	Prudential Financial, Inc.	36,098	1,691,552
	Torchmark Corp.	7,794	271,699
	Travelers Cos., Inc. (The)	31,100	1,515,503
	Unum Group	22,548	472,606
	XL Group PLC	24,385	458,438
			27,444,973
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	26,975	5,832,804
	Expedia, Inc.	14,461	372,371
	Netflix, Inc. (a)	3,904	441,777
	Priceline.com, Inc. (a)	3,697	1,661,653
			8,308,605
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	13,702	272,396
	eBay, Inc. (a)	85,203	2,512,637
	Google, Inc. Class A (a)	18,706	9,621,992
	Monster Worldwide, Inc. (a)	9,580	68,784
	VeriSign, Inc.	12,359	353,591
	Yahoo!, Inc. (a)	93,773	1,234,053
			14,063,453
	IT Services 3.8%
	Accenture PLC Class A	47,866	2,521,581
	Automatic Data Processing, Inc.	36,376	1,715,128
	Cognizant Technology Solutions Corp. Class A (a)	22,551	1,413,948
	Computer Sciences Corp.	11,503	308,856
	Fidelity National Information Services, Inc.	18,414	447,828
	Fiserv, Inc. (a)	10,510	533,593
¤	International Business Machines Corp.	88,703	15,525,686
	MasterCard, Inc. Class A	7,928	2,514,445
	Paychex, Inc.	23,933	631,113
	SAIC, Inc. (a)	20,522	242,365
	Teradata Corp. (a)	12,499	669,071
	Total System Services, Inc.	12,173	206,089
	Visa, Inc. Class A	37,992	3,256,674
	Western Union Co. (The)	46,627	712,927
			30,699,304
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,973	292,610
	Mattel, Inc.	25,460	659,159
			951,769
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc. (a)	25,788	805,875
	Life Technologies Corp. (a)	13,403	515,077
	PerkinElmer, Inc.	8,411	161,576
	Thermo Fisher Scientific, Inc. (a)	28,369	1,436,606
	Waters Corp. (a)	6,782	511,973
			3,431,107
	Machinery 1.8%
	Caterpillar, Inc.	47,987	3,543,360
	Cummins, Inc.	14,461	1,180,885
	Deere & Co.	30,745	1,985,205
	Dover Corp.	13,821	644,059
	Eaton Corp.	25,333	899,322
	Flowserve Corp.	4,139	306,286
	Illinois Tool Works, Inc.	36,508	1,518,733
	Ingersoll-Rand PLC	24,590	690,733
	Joy Global, Inc.	7,809	487,125
	PACCAR, Inc.	27,144	918,010
	Pall Corp.	8,642	366,421
	Parker Hannifin Corp.	11,517	727,068
	Snap-On, Inc.	4,326	192,074
	Stanley Black & Decker, Inc.	12,510	614,241
			14,073,522
	Media 2.9%
	Cablevision Systems Corp. Class A	16,734	263,226
	CBS Corp. Class B	49,764	1,014,190
	Comcast Corp. Class A	204,200	4,267,780
	DIRECTV Class A (a)	54,839	2,316,948
	Discovery Communications, Inc. Class A (a)	20,320	764,438
	Gannett Co., Inc.	17,914	170,720
	Interpublic Group of Cos., Inc. (The)	35,517	255,722
	McGraw-Hill Cos., Inc. (The)	22,371	917,211
	News Corp. Class A	169,753	2,626,079
	Omnicom Group, Inc.	20,751	764,467
	Scripps Networks Interactive Class A	7,331	272,493
	Time Warner Cable, Inc.	24,153	1,513,669
	Time Warner, Inc.	77,607	2,325,882
	Viacom, Inc. Class B	42,678	1,653,346
	Walt Disney Co. (The)	137,843	4,157,345
	Washington Post Co. Class B	371	121,306
			23,404,822
	Metals & Mining 0.9%
	AK Steel Holding Corp.	8,180	53,497
	Alcoa, Inc.	79,049	756,499
	Allegheny Technologies, Inc.	7,902	292,295
	Cliffs Natural Resources, Inc.	10,844	554,888
	Freeport-McMoRan Copper & Gold, Inc.	70,396	2,143,558
	Newmont Mining Corp.	36,705	2,308,745
	Nucor Corp.	23,502	743,603
	Titanium Metals Corp.	6,186	92,666
	United States Steel Corp.	10,688	235,243
			7,180,994
	Multi-Utilities 1.5%
	Ameren Corp.	17,949	534,342
	CenterPoint Energy, Inc.	31,648	620,934
	CMS Energy Corp.	18,703	370,132
	Consolidated Edison, Inc.	21,758	1,240,641
	Dominion Resources, Inc.	42,275	2,146,302
	DTE Energy Co.	12,577	616,525
	Integrys Energy Group, Inc.	5,781	281,072
	NiSource, Inc.	20,844	445,645
	PG&E Corp.	29,886	1,264,477
	Public Service Enterprise Group, Inc.	37,579	1,254,011
	SCANA Corp.	8,521	344,674
	Sempra Energy	17,793	916,339
	TECO Energy, Inc.	16,014	274,320
	Wisconsin Energy Corp.	17,350	542,881
	Xcel Energy, Inc.	35,988	888,544
			11,740,839
	Multiline Retail 0.7%
	Big Lots, Inc. (a)	4,864	169,413
	Family Dollar Stores, Inc.	8,936	454,485
	J.C. Penney Co., Inc.	10,626	284,564
	Kohl’s Corp.	20,875	1,024,963
	Macy’s, Inc.	31,726	835,028
	Nordstrom, Inc.	12,164	555,652
	Sears Holdings Corp. (a)	2,862	164,622
	Target Corp.	50,147	2,459,209
			5,947,936
	Office Electronics 0.1%
	Xerox Corp.	104,228	726,469

	Oil, Gas & Consumable Fuels 9.4%
	Alpha Natural Resources, Inc. (a)	16,825	297,634
	Anadarko Petroleum Corp.	36,974	2,331,211
	Apache Corp.	28,519	2,288,365
	Cabot Oil & Gas Corp.	7,758	480,298
	Chesapeake Energy Corp.	49,072	1,253,790
¤	Chevron Corp.	148,771	13,764,293
	ConocoPhillips	101,977	6,457,184
	CONSOL Energy, Inc.	16,834	571,178
	Denbury Resources, Inc. (a)	29,859	343,378
	Devon Energy Corp.	30,930	1,714,759
	El Paso Corp.	57,217	1,000,153
	EOG Resources, Inc.	19,948	1,416,507
	EQT Corp.	11,102	592,403
¤	ExxonMobil Corp.	361,136	26,229,308
	Hess Corp.	22,465	1,178,514
	Marathon Oil Corp.	53,020	1,144,172
	Marathon Petroleum Corp.	26,483	716,630
	Murphy Oil Corp.	14,376	634,844
	Newfield Exploration Co. (a)	9,828	390,073
	Noble Energy, Inc.	13,106	927,905
	Occidental Petroleum Corp.	60,364	4,316,026
	Peabody Energy Corp.	20,108	681,259
	Pioneer Natural Resources Co.	8,679	570,818
	QEP Resources, Inc.	13,151	355,998
	Range Resources Corp.	11,959	699,123
	Southwestern Energy Co. (a)	25,852	861,647
	Spectra Energy Corp.	48,301	1,184,823
	Sunoco, Inc.	8,027	248,917
	Tesoro Corp. (a)	10,690	208,134
	Valero Energy Corp.	42,513	755,881
	Williams Cos., Inc.	43,748	1,064,826
			74,680,051
	Paper & Forest Products 0.1%
	International Paper Co.	32,472	754,974
	MeadWestvaco Corp.	12,675	311,298
			1,066,272
	Personal Products 0.2%
	Avon Products, Inc.	31,988	626,965
	Estee Lauder Cos., Inc. (The) Class A	8,401	737,944
			1,364,909
	Pharmaceuticals 6.0%
	Abbott Laboratories	115,619	5,912,756
	Allergan, Inc.	22,841	1,881,642
	Bristol-Myers Squibb Co.	126,681	3,975,250
	Eli Lilly & Co.	75,664	2,797,298
	Forest Laboratories, Inc. (a)	20,384	627,623
	Hospira, Inc. (a)	12,237	452,769
¤	Johnson & Johnson	203,543	12,967,724
	Merck & Co., Inc.	228,825	7,484,866
	Mylan, Inc. (a)	31,654	538,118
	Pfizer, Inc.	579,518	10,245,878
	Watson Pharmaceuticals, Inc. (a)	9,340	637,455
			47,521,379
	Professional Services 0.1%
	Dun & Bradstreet Corp.	3,649	223,538
	Equifax, Inc.	9,096	279,611
	Robert Half International, Inc.	10,749	228,094
			731,243
	Real Estate Investment Trusts 1.7%
	Apartment Investment & Management Co. Class A	8,974	198,505
	AvalonBay Communities, Inc.	6,988	796,981
	Boston Properties, Inc.	10,909	971,992
	Equity Residential	22,026	1,142,489
	HCP, Inc.	30,246	1,060,425
	Health Care REIT, Inc.	13,183	616,964
	Host Hotels & Resorts, Inc.	52,443	573,726
	Kimco Realty Corp.	30,244	454,567
	Plum Creek Timber Co., Inc.	12,033	417,666
	ProLogis, Inc.	34,102	826,974
	Public Storage	10,523	1,171,736
	Simon Property Group, Inc.	21,806	2,398,224
	Ventas, Inc.	21,393	1,056,814
	Vornado Realty Trust	13,699	1,022,219
	Weyerhaeuser Co.	40,015	622,233
			13,331,515
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	24,133	324,830

	Road & Rail 0.8%
	CSX Corp.	81,359	1,518,972
	Norfolk Southern Corp.	25,830	1,576,147
	Ryder System, Inc.	3,804	142,688
	Union Pacific Corp.	36,251	2,960,619
			6,198,426
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	43,140	219,151
	Altera Corp.	24,061	758,643
	Analog Devices, Inc.	22,234	694,812
	Applied Materials, Inc.	97,882	1,013,079
	Broadcom Corp. Class A (a)	35,752	1,190,184
	First Solar, Inc. (a)	4,357	275,406
	Intel Corp.	390,032	8,319,383
	KLA-Tencor Corp.	12,404	474,825
	Linear Technology Corp.	16,939	468,363
	LSI Corp. (a)	42,498	220,140
	MEMC Electronic Materials, Inc. (a)	17,146	89,845
	Microchip Technology, Inc.	14,166	440,704
	Micron Technology, Inc. (a)	74,629	376,130
	Novellus Systems, Inc. (a)	5,164	140,771
	NVIDIA Corp. (a)	44,837	560,463
	Teradyne, Inc. (a)	13,856	152,555
	Texas Instruments, Inc.	85,807	2,286,757
	Xilinx, Inc.	19,685	540,156
			18,221,367
	Software 3.7%
	Adobe Systems, Inc. (a)	36,694	886,894
	Autodesk, Inc. (a)	17,003	472,343
	BMC Software, Inc. (a)	13,040	502,822
	CA, Inc.	28,133	546,062
	Citrix Systems, Inc. (a)	13,979	762,275
	Compuware Corp. (a)	16,225	124,283
	Electronic Arts, Inc. (a)	24,829	507,753
	Intuit, Inc. (a)	22,574	1,070,911
¤	Microsoft Corp.	553,851	13,785,351
	Oracle Corp.	293,469	8,434,299
	Red Hat, Inc. (a)	14,345	606,220
	Salesforce.com, Inc. (a)	10,067	1,150,457
	Symantec Corp. (a)	55,681	907,600
			29,757,270
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	6,456	397,431
	AutoNation, Inc. (a)	3,671	120,335
	AutoZone, Inc. (a)	2,162	690,089
	Bed Bath & Beyond, Inc. (a)	18,170	1,041,323
	Best Buy Co., Inc.	22,495	524,133
	Carmax, Inc. (a)	16,806	400,823
	GameStop Corp. Class A (a)	10,346	238,993
	Gap, Inc. (The)	25,778	418,635
	Home Depot, Inc. (The)	116,199	3,819,461
	Limited Brands, Inc.	18,400	708,584
	Lowe’s Cos., Inc.	93,644	1,811,075
	O’Reilly Automotive, Inc. (a)	10,099	672,896
	Ross Stores, Inc.	8,585	675,554
	Staples, Inc.	52,687	700,737
	Tiffany & Co.	9,453	574,931
	TJX Cos., Inc.	28,300	1,569,801
	Urban Outfitters, Inc. (a)	8,799	196,394
			14,561,195
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	21,461	1,112,324
	NIKE, Inc. Class B	28,214	2,412,579
	Ralph Lauren Corp.	4,808	623,598
	VF Corp.	6,435	781,981
			4,930,482
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	39,130	221,476
	People’s United Financial, Inc.	27,937	318,482
			539,958
	Tobacco 1.8%
	Altria Group, Inc.	153,839	4,124,424
	Lorillard, Inc.	10,282	1,138,217
	Philip Morris International, Inc.	130,466	8,138,469
	Reynolds American, Inc.	25,118	941,423
			14,342,533
	Trading Companies & Distributors 0.2%
	Fastenal Co.	21,918	729,431
	W.W. Grainger, Inc.	4,514	675,024
			1,404,455
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	29,401	1,581,774
	MetroPCS Communications, Inc. (a)	21,789	189,782
	Sprint Nextel Corp. (a)	222,324	675,865
			2,447,421
	Total Common Stocks (Cost $516,685,057)		764,788,678	(b)

		Principal Amount	Value
	Short-Term Investments 4.3%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $69,130 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $75,000 and a Market Value of $75,043)	$69,130	69,130

	Total Repurchase Agreement (Cost $69,130)		69,130

	U.S. Government 4.3%
	United States Treasury Bills
	0.00%, due 10/6/11 (d)	25,700,000	25,700,034
	0.00%, due 10/27/11 (d)(e)	5,200,000	5,200,018
	0.021%, due 1/12/12 (d)(e)	3,200,000	3,199,808

	Total U.S. Government (Cost $34,100,014)		34,099,860

	Total Short-Term Investments (Cost $34,169,144)		34,168,990

	Total Investments (Cost $550,854,201) (f)	100.1%	798,957,668
	Other Assets, Less Liabilities	(0.1)	(698,872)
	Net Assets	100.0%	$798,258,796

	Contracts Long	Unrealized Appreciation (Depreciation)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini December 2011	588	$(912,090)
Total Futures Contracts (Settlement Value $33,104,400) (b)		$(912,090)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2011.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(f)	At September 30, 2011, cost is $578,644,463 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$319,254,819
Gross unrealized depreciation	(98,941,614)
Net unrealized appreciation	$220,313,205

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$764,788,678	$—	$—	$764,788,678
Short-Term Investments
Repurchase Agreement	—	69,130	—	69,130
U.S. Government	—	34,099,860	—	34,099,860
Total Short-Term Investments	—	34,168,990	—	34,168,990
Total Investments in Securities	$764,788,678	$34,168,990	$—	$798,957,668

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(912,090)	$—	$—	$(912,090)
Total Other Financial Instruments	$(912,090)	$—	$—	$(912,090)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments  September 30, 2011 (Unaudited)

		Shares	Value
	Common Stocks 93.3% †
	Aerospace & Defense 4.5%
	Curtiss-Wright Corp.	110,450	$3,184,273
	Esterline Technologies Corp. (a)	62,500	3,240,000
	Hexcel Corp. (a)	146,050	3,236,468
			9,660,741
	Auto Components 3.3%
	Dana Holding Corp. (a)	212,900	2,235,450
	Federal-Mogul Corp. (a)	161,200	2,377,700
	Tenneco, Inc. (a)	94,900	2,430,389
			7,043,539
	Biotechnology 2.3%
¤	Alkermes PLC (a)	324,549	4,952,618

	Building Products 2.9%
	Armstrong World Industries, Inc.	74,000	2,548,560
	Masco Corp.	124,150	883,948
	Simpson Manufacturing Co., Inc.	114,000	2,842,020
			6,274,528
	Capital Markets 0.9%
	Waddell & Reed Financial, Inc. Class A	76,200	1,905,762

	Chemicals 3.9%
	Chemtura Corp. (a)	221,450	2,221,144
	Methanex Corp.	134,700	2,807,148
	Nalco Holding Co.	92,950	3,251,391
			8,279,683
	Commercial Banks 4.4%
	Bank of Hawaii Corp.	87,750	3,194,100
	Investors Bancorp, Inc. (a)	264,650	3,342,529
	Texas Capital Bancshares, Inc. (a)	129,350	2,955,648
			9,492,277
	Communications Equipment 1.3%
	Harmonic, Inc. (a)	647,723	2,759,300

	Computers & Peripherals 1.5%
	Diebold, Inc.	117,400	3,229,674

	Containers & Packaging 1.1%
	Silgan Holdings, Inc.	62,500	2,296,250

	Diversified Consumer Services 1.5%
	Service Corp. International	358,600	3,284,776

	Diversified Financial Services 1.5%
	CBOE Holdings, Inc.	135,300	3,310,791

	Electric Utilities 3.8%
	Great Plains Energy, Inc.	191,450	3,694,985
¤	Westar Energy, Inc.	169,350	4,474,227
			8,169,212
	Electrical Equipment 1.9%
¤	Woodward Governor Co.	150,450	4,122,330

	Electronic Equipment & Instruments 2.0%
	DTS, Inc. (a)	83,377	2,070,251
	MTS Systems Corp.	68,850	2,109,564
			4,179,815
	Energy Equipment & Services 1.4%
	Cal Dive International, Inc. (a)	497,450	950,129
	Dril-Quip, Inc. (a)	38,781	2,090,684
			3,040,813
	Food Products 1.9%
¤	Corn Products International, Inc.	105,650	4,145,706

	Health Care Equipment & Supplies 5.3%
	Alere, Inc. (a)	67,050	1,317,532
	Haemonetics Corp. (a)	54,700	3,198,856
	SonoSite, Inc. (a)	116,000	3,519,440
	Teleflex, Inc.	62,100	3,339,117
			11,374,945
	Health Care Providers & Services 2.2%
	Bio-Reference Laboratories, Inc. (a)	158,805	2,923,600
	PSS World Medical, Inc. (a)	95,700	1,884,333
			4,807,933
	Hotels, Restaurants & Leisure 1.6%
	Multimedia Games, Inc. (a)	284,770	1,150,471
	Shuffle Master, Inc. (a)	265,450	2,232,434
			3,382,905
	Household Durables 0.6%
	Ryland Group, Inc. (The)	114,000	1,214,100

	Insurance 1.5%
	Arthur J. Gallagher & Co.	121,400	3,192,820

	IT Services 3.1%
	Forrester Research, Inc.	82,385	2,678,336
¤	NeuStar, Inc. Class A (a)	162,000	4,072,680
			6,751,016
	Machinery 8.0%
	Actuant Corp. Class A	52,200	1,030,950
	Harsco Corp.	104,050	2,017,529
	Kaydon Corp.	68,250	1,957,410
	Kennametal, Inc.	114,831	3,759,567
¤	Mueller Industries, Inc.	125,159	4,829,886
	Wabtec Corp.	68,037	3,597,116
			17,192,458
	Metals & Mining 1.3%
	RTI International Metals, Inc. (a)	114,800	2,677,136

	Multi-Utilities 3.7%
	NSTAR	80,376	3,601,649
¤	Vectren Corp.	161,400	4,370,712
			7,972,361
	Pharmaceuticals 2.1%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	159,000	4,450,410

	Professional Services 0.8%
	Resources Connection, Inc.	166,550	1,628,859

	Real Estate Investment Trusts 1.1%
	Tanger Factory Outlet Centers	93,500	2,431,935

	Road & Rail 1.5%
	Con-Way, Inc.	90,550	2,003,872
	Genesee & Wyoming, Inc. Class A (a)	24,266	1,128,854
			3,132,726
	Semiconductors & Semiconductor Equipment 1.6%
	MEMC Electronic Materials, Inc. (a)	275,200	1,442,048
	Teradyne, Inc. (a)	187,850	2,068,229
			3,510,277
	Software 2.8%
	S1 Corp. (a)	358,600	3,288,362
	Solera Holdings, Inc.	37,800	1,908,900
	THQ, Inc. (a)	422,040	730,129
			5,927,391
	Specialty Retail 5.8%
	Express, Inc.	200,200	4,062,058
	JoS. A. Bank Clothiers, Inc. (a)	62,500	2,914,375
	Monro Muffler Brake, Inc.	73,425	2,420,822
	Sonic Automotive, Inc.	196,200	2,116,998
	Stage Stores, Inc.	74,410	1,032,067
			12,546,320
	Textiles, Apparel & Luxury Goods 4.8%
	G-III Apparel Group, Ltd. (a)	112,450	2,570,607
	Iconix Brand Group, Inc. (a)	157,600	2,490,080
	Perry Ellis International, Inc. (a)	120,800	2,271,040
	Warnaco Group, Inc. (The) (a)	63,500	2,926,715
			10,258,442
	Thrifts & Mortgage Finance 3.3%
	BankUnited, Inc.	87,150	1,809,234
	Brookline Bancorp, Inc.	380,050	2,930,186
	Washington Federal, Inc.	191,814	2,443,710
			7,183,130
	Wireless Telecommunication Services 2.1%
¤	NTELOS Holdings Corp.	251,700	4,462,641

	Total Common Stocks (Cost $222,385,757)		200,245,620

	Exchange Traded Funds 3.8% (b)
¤	iShares Russell 2000 Index Fund	92,850	5,965,613
	iShares Russell 2000 Value Index Fund	37,200	2,121,516

	Total Exchange Traded Funds (Cost $9,277,334)		8,087,129

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co.
	0.01%, dated 9/30/11 due 10/3/11 Proceeds at Maturity $6,035,118 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 0.78% and a maturity date of 9/8/14, with a Principal Amount of $6,155,000 and a Market Value of $6,158,551)	$6,035,113	6,035,113

	Total Short-Term Investment (Cost $6,035,113)		6,035,113

	Total Investments (Cost $237,698,204) (c)	99.9%	214,367,862

	Other Assets, Less Liabilities	0.1	250,358
	Net Assets	100.0%	$214,618,220

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2011, cost is $238,197,048 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$11,564,962
Gross unrealized depreciation	(35,394,148)
Net unrealized depreciation	$(23,829,186)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011, for valuing the Portfolio's assets.

 Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$200,245,620	$—	$—	$200,245,620
Exchange Traded Funds	8,087,129	—	—	8,087,129
Short-Term Investment
Repurchase Agreement	—	6,035,113	—	6,035,113

Total Investments in Securities	$208,332,749	$6,035,113	$—	$214,367,862
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2011, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

At September 30, 2011, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Warrants
Computers & Peripherals	$1	$-	$-	$-	$-	$(1	)(a)	$-	$-	$-	$-
Total	$1	$-	$-	$-	$-	$(1)		$-	$-	$-	$-
(a)	Sales include expiration of warrants.

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2011 unaudited

SECURITIES VALUATION.

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Portfolios to measure fair value during the period  ended September 30, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Portfolios have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended September 30, 2011, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of September 30, 2011, for each Portfolio’s investments is included at the end of each Portfolio’s respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Portfolio's Manager in consultation with the Portfolio's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio's Manager, in consultation with the Portfolio's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolios' Board to represent fair value.  Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open.  These securities are generally categorized as Level 3 in the hierarchy. At September 30, 2011, the Convertible, Floating Rate, Government, High Yield Corporate Bond and Income Builder Portfolios held securities with values of $3,887, $679,421, $2,032,444, $14,759,614 and $490,984, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures. At September 30, 2011, certain foreign equity securities held by all the Portfolios were fair valued.

The Portfolios have adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures” (the “Update”), effective April 30, 2010. The Update requires the Portfolios to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Portfolios separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Portfolios recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Portfolio's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	November 28, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	November 28, 2011